As filed with the Securities and Exchange Commission on November 14, 1997

                                                 Registration Nos. 2-66388
                                                                   811-2990
============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
               Pre-Effective Amendment No. ____              [ ]

               Post-Effective Amendment No. 37               [X]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

               Amendment No.  20                             [X]


                              KMA Variable Account
                           (Exact name of Registrant)

                         Keyport Life Insurance Company
                              (Name of Depositor)

                  125 High Street, Boston Massachusetts 02110
         (Address of Depositor's Principal Executive Offices (Zip Code)

        Depositor's Telephone Number, including Area Code:  617-526-1400

                   James J. Klopper, Vice President & Counsel
                         Keyport Life Insurance Company
                  125 High Street, Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)

                                    copy to:
                              Joan E. Boros, Esq.
                             Katten Muchin & Zavis
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485

(X) on November 15, 1997 pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on [date] pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered: Units of Interest in the Separate Account under the Contracts

No filing fee is due because an indefintie amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

============================================================================
Exhibit List on Page ____

                      CONTENTS OF REGISTRATION STATEMENT



                                The Facing Sheet

                               The Contents Page

                             Cross-Reference Sheet

                                     PART A

                                   Prospectus


                                     PART B

                      Statement of Additional Information

                                     PART C

                                 Items 24 - 32

                                 The Signatures

                                    Exhibits

                              KMA VARIABLE ACCOUNT
                         KEYPORT LIFE INSURANCE COMPANY
                       CROSS REFERENCE TO ITEMS REQUIRED
                                  BY FORM N-4

N-4 Item             Caption in Prospectus
 1. . . . . . . . . . . Cover Page
 2. . . . . . . . . . . Glossary of Special Terms
 3. . . . . . . . . . . Synopsis
 4. . . . . . . . . . . Condensed Financial Information
 5. . . . . . . . . . . Keyport and the Variable Account
                        Eligible Funds
 6. . . . . . . . . . . Deductions
 7. . . . . . . . . . . Allocations of Purchase Payments
                        Transfer of Variable Account Value
                        Substitution of Securities
                        Modification of the Contract
                        Death Provisions for Non-Qualified Contracts
                        Death Provisions for Qualified Contracts
                        Ownership
                        Assignment
                        Surrenders
                        Annuity Benefits
                        Suspension of Payments
                        Inquiries by Contract Owners
 8. . . . . . . . . . . Annuity Provisions
 9. . . . . . . . . . . Death Provisions for Non-Qualified Contracts
                        Death Provisions for Qualified Contracts
                        Settlement Options
10. . . . . . . . . . . Purchase Payments
                        Variable Account Value
                        Valuation Periods
                        Net Investment Factor
                        Distribution of the Contract
11. . . . . . . . . . . Surrenders
                        Option 1: Income For a Fixed Number of Years
                        Texas Optional Retirement Program
                        Right to Revoke
12. . . . . . . . . . . Tax Status
13. . . . . . . . . . . Legal Proceedings
14. . . . . . . . . . . Table of Contents - Statement of Additional
                        Information

                        Caption in Statement of Additional Information

15. . . . . . . . . . . Cover Page
16. . . . . . . . . . . Table of Contents
17. . . . . . . . . . . Keyport Life Insurance Company
18. . . . . . . . . . . Custodian, Experts
19. . . . . . . . . . . Not applicable
20. . . . . . . . . . . Principal Underwriter
21. . . . . . . . . . . Investment Performance
22. . . . . . . . . . . Variable Annuity Benefits
23. . . . . . . . . . . Financial Statements

                                     PART A

                    INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                     DEFERRED VARIABLE ANNUITY CONTRACT
                                  ISSUED BY
                            KMA VARIABLE ACCOUNT
                                     AND
                       KEYPORT LIFE INSURANCE COMPANY

The variable annuity contract (form number FLEX(4), referred to as the "Contract") described in this prospectus provides for accumulation of Contract Values and payment of periodic annuity payments on a variable basis and, except for Contracts issued to New Jersey and Washington residents, also on a fixed basis. The Contract is designed for use by individuals for retirement planning purposes.


This prospectus generally describes only the variable features of the Contract (for a summary of the fixed features, see Appendix A on Page 25). If the Contract Owner elects to have Contract Values accumulated on a variable basis, purchase payments will be allocated to a segregated investment account of Keyport Life Insurance Company ("Keyport"), designated the KMA Variable Account ("Variable Account"). The Variable Account invests in shares of the following Eligible Funds of SteinRoe Variable Investment Trust ("SteinRoe Trust") at their net asset value: Stein Roe Money Market Fund, Variable Series ("SRMMF"); Stein Roe Mortgage Securities Fund, Variable Series ("SRMSF"); Stein Roe Balanced Fund, Variable Series ("SRBF"); Stein Roe Growth Stock Fund, Variable Series ("SRGSF"); and Stein Roe Special Venture Fund, Variable Series ("SRSVF"). The Variable Account also invests in shares of the following Eligible Funds of Liberty Variable Investment Trust ("Liberty Trust") (formerly named Keyport Variable Investment Trust) at their net asset value: Colonial Growth and Income Fund, Variable Series ("CGIF"); Colonial Strategic Income Fund, Variable Series ("CSIF"); Stein Roe Global Utilities Fund, Variable Series ("SRGUF"); Colonial U.S. Stock Fund, Variable Series ("CUSSF"); Colonial International Fund for Growth, Variable Series ("CIFG") and Newport Tiger Fund, Variable Series ("NTF").


Persons who have purchased Variable Account variable annuity contracts before May 1, 1992 may continue to make purchase payments under those contracts subject to the terms and conditions of those contracts and Appendix B on Page 28.

Keyport may also offer group variable annuity contracts issued by the Variable Account. Any such group contract would be offered by a separate prospectus.

A Statement of Additional Information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is herein incorporated by reference. It is available, at no charge, by writing Keyport at 125 High Street, Boston, MA 02110, by calling (800) 437-4466, or by returning the postcard on the back cover of this prospectus. A table of contents for the Statement of Additional Information is on Page 24.

The Contract may be sold by or through banks or other depository institutions. The Contract: is not insured by the FDIC; is not a deposit or other obligation of, or guaranteed by, the depository institution; and is subject to investment risks, including the possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SETS FORTH THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED BY KEYPORT TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THIS OFFERING, AND IF GIVEN OR MADE, SUCH UNAUTHORIZED INFORMATION OR REPRESENTATIONS SHOULD NOT BE RELIED UPON.


                The date of this prospectus is November 15, 1997

                              TABLE OF CONTENTS
                                                                Page
Glossary of Special Terms                                        3
Summary of Expenses                                              4
Synopsis                                                         6
Condensed Financial Information                                  7
Keyport and the Variable Account                                 9
Purchase Payments and Applications                               9
Investments of the Variable Account                             10
     Allocations of Purchase Payments                           10
     Eligible Funds                                             10
     Dollar Cost Averaging                                      12
     Transfer of Variable Account Value                         12
     Substitution of Eligible Funds and
     Other Variable Account Changes                              13
Deductions                                                       13
     Deductions for Contract Maintenance Charge                  13
     Deductions for Mortality and Expense Risk Charge            14
     Deductions for Daily Sales Charge                           14
     Deductions for Contingent Deferred Sales Charge             14
     Deductions for Transfers of Variable Account Value          15
     Deductions for Premium Taxes                                15
     Deductions for Income Taxes                                 15
     Total Expenses                                              15
The Contracts                                                    15
     Variable Account Value                                      15
     Valuation Periods                                           16
     Net Investment Factor                                       16
     Modification of the Contract                                16
     Right to Revoke                                             16
Death Provisions for Non-Qualified Contracts                     17
Death Provisions for Qualified Contracts                         18
Ownership                                                        18
Assignment                                                       18
Surrenders                                                       18
Annuity Provisions                                               19
     Annuity Benefits                                            19
     Income Date and Settlement Option                           19
     Change in Income Date and Settlement Option                 19
     Settlement Options                                          19
     Variable Annuity Payment Values                             20
     Proof of Age, Sex, and Survival of Annuitant                20
Suspension of Payments                                           21
Tax Status                                                       21
     Introduction                                                21
     Taxation of Annuities in General                            21
     Qualified Plans                                             22
     Tax-Sheltered Annuities                                     22
     Individual Retirement Annuities                             23
     Corporate Pension and Profit-Sharing Plans                  23
     Deferred Compensation Plans with Respect to
     Service for State and Local Governments                     23
     Texas Optional Retirement Program                           23
Variable Account Voting Rights                                   23
Distribution of the Contract                                     24
Legal Proceedings                                                24
Inquiries by Contract Owners                                     24
Table of Contents_Statement of Additional Information            24
Appendix A_The Fixed Account (also known as the
     Guaranteed Rate Account)                                    25
Appendix B_Prior Contracts of the Variable Account               28

Appendix C_Telephone Instructions                                34
Appendix D_Dollar Cost Averaging                                 35

                          GLOSSARY OF SPECIAL TERMS

Accumulation Unit: An accounting unit of measure used to calculate Variable Account Value.

Annuitant: The Annuitant is the natural person to whom any annuity payments will be made starting on the Income Date. The Annuitant may not be over age 90 on the Issue Date (age 75 for Qualified Contracts).

Contract Anniversary: The same month and day as the Issue Date in each subsequent year of the Contract.

Contract Owner: The person (or persons in the case of joint ownership) who possesses all the ownership rights under the Contract. The primary Owner may not be over age 90 on the Issue Date (age 75 for Qualified Contracts and age 90 for a joint Owner).

Contract  Value: The sum of the Variable Account Value and the Fixed  Account
Value.

Contract Year: Any period of 12 months commencing with the Issue Date and each Contract Anniversary thereafter shall be a Contract Year.

Designated Beneficiary: The person who may be entitled to receive benefits following the death of the Annuitant or Contract Owner. The Designated Beneficiary will be the first person among the following who is alive on the date of death: primary Owner; joint Owner; primary beneficiary; contingent beneficiary; and if no one is alive, the primary Owner's estate. If the primary Owner and joint Owner are both alive, they will be the Designated Beneficiary together.

Eligible Funds: The mutual funds that are eligible investments for the Variable Account.

Fixed Account: Part of Keyport's general account into which purchase payments may be allocated.

Fixed Account Value: The value of all Fixed Account amounts accumulated under the Contract prior to the Income Date.

In Force: The status of the Contract before the Income Date so long as it is not totally surrendered and there has not been a death of the Annuitant or any Contract Owner that will cause the Contract to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Issue Date: The effective date of the Contract; it is shown on Page 3 of the Contract.

Non-Qualified  Contract: Any Contract that is not issued  under  a  Qualified
Plan.

Office: Keyport's executive office, which is 125 High Street, Boston, Massachusetts 02110.

Qualified Contract: Contracts issued under Qualified Plans.

Qualified Plan: A retirement plan established pursuant to the provisions of Sections 401, 403 or 408 of the Internal Revenue Code. Keyport treats Section 457 plans as Qualified Plans.

Surrender Value: The Contract Value less the deductions made upon a total surrender of the Contract. See "Surrenders" on Page 19.

Variable Account: A separate investment account of Keyport, designated on Page 1, into which purchase payments may be allocated.

Variable Account Value: The value of all Variable Account amounts accumulated under the Contract prior to the Income Date.

Written Request: A request written on a form satisfactory to Keyport, signed by the Contract Owner and a disinterested witness, and filed at Keyport's Office.

                             SUMMARY OF EXPENSES

The expense summary format below, including the examples, was adopted by the Securities and Exchange Commission to assist the owner of a variable annuity contract in understanding the transaction and operating expenses the owner will directly or indirectly bear under a contract. The values reflect expenses of the Variable Account as well as the Eligible Funds. The expenses shown for the Eligible Funds are from 1996 and the examples should not be considered a representation of future expenses.

                     Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:                            0%

Maximum Contingent Deferred Sales Charge
(as a percentage of purchase payments):                     7%1

          Years from Date of Payment    Sales Charge

                    1                        7%
                    2                        6%
                    3                        5%
                    4                        4%
                    5                        3%
                    6                        2%
                    7                        1%
                    8 or later                    0%

Maximum Total Contract Owner Transaction Expenses2
  (as a percentage of purchase payments):                    7%

Annual Contract Fee                                         $36

                      Variable Account Annual Expenses
                   (as a percentage of average net assets)

Mortality and Expense Risk Charge:                          1.25%
Asset-based Sales Charge:                                    .15%
Total Variable Account Annual Expenses:                     1.40%


SteinRoe Trust and Liberty Trust Annual Expenses3,4
(as a percentage of average net assets)

               Management            Other           Total Fund
Fund           Fees                Expenses       Operating Expenses

SRMMF            .50%                .15%               .65%
SRMSF            .55                 .15                 .70  (.72)4
CGIF             .65                 .14                 .79
CSIF             .65                 .15                 .80  (.86%)3
SRBF             .60                 .07                 .67
SRGUF            .65                 .16                 .81
SRGSF            .65                 .08                 .73
CUSSF            .80                 .15                 .95
SRSVF            .65                 .10                 .75
CIFG             .90                 .50                1.40
NTF              .90                 .37                1.27


Example #1 _ Assuming surrender of the Contract at the end of the periods shown.5,6
A $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

     Sub-Account    1 Year    3 Years   5 Years   10 Years


     SRMMF           $ 91      $ 118          $ 154          $ 301
     SRMSF             92        120            157            308
     CGIF              93        123            164            324
     CSIF              93        122            162            319
     SRBF              91        119            155            304
     SRGUF             93        123            163            322
     SRGSF             92        120            159            312
     CUSSF             94        127            171            340
     SRSVF             92        121            160            314
     CIFG              99        141            195            395
     NTF               97        137            188            379


Example #2 _ Assuming annuitization of the Contract at the end of the periods shown.5

A $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

     Sub-Account    1 Year    3 Years   5 Years   10 Years


     SRMMF            $ 21      $ 69      $ 124          $ 301
     SRMSF              22        70        127            308
     CGIF               23        73        132            319
     CSIF               23        74        132            321
     SRBF               21        70        125            304
     SRGUF              23        74        133            322
     SRGSF              22        71        129            312
     CUSSF              24        78        141            340
     SRSVF              22        72        130            314
     CIFG               29        93        165            395
     NTF                27        88        158            379


Example #3 _ Assuming the Contract stays in force through the periods shown.

A $1,000 investment in each Sub-Account listed would be subject to the same expenses shown in Example #2, assuming 5% annual return on assets.

1Contingent Deferred Sales Charges are deducted only if the Contract is fully or partially surrendered. A surrender will not incur the Charge percentage shown to the extent the amount of that surrender does not exceed the Contract's increase in value at the time of surrender or, after the first Contract Year, 10% of the Contract Value on the prior Contract Anniversary if this 10% amount is greater.

2Keyport reserves the right to impose a transfer fee after prior notice to Contract Owners, but currently does not impose any charge. Premium taxes are not shown. Keyport deducts the amount of premium taxes, if any, when paid unless Keyport elects to defer such deduction.


3Liberty Trust's manager has agreed until 4/30/98 to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Fund, so long as such reimbursement would not result in the Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: .80% for CSIF; 1.75% for CIFG and NTF, and 1.00% for CGIF, SRGUF and CUSSF. For CSIF, the .80% shown in the table is after expense reimbursement and the .86% shown in the parentheses is what the total for 1996 would have been in the absence of expense reimbursement.

4SteinRoe  Trust's adviser has voluntarily agreed until 4/30/98 to  reimburse
all   expenses,  including  management  fees,  in  excess  of  the  following percentage of the average annual net assets of each Fund, so long as such reimbursement would not result in the Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: .65% for SRMMF;
 .70% for SRMSF; .75% for SRBF; and .80% for SRGSF and SRSVF. For SRMSF, the .70% shown in the table is after expense reimbursement and the .72% shown in the parentheses is what the total for 1996 would have been in the absence of expense reimbursement.


5The annuity is designed for retirement planning purposes. Surrenders prior to the Income Date are not consistent with the long-term purposes of the Contract and the applicable tax laws.


6The SRMMF-DCA Sub-Account is not shown because it is available under previously issued Contracts only for automatic monthly transfers that will deplete a Contract Owner's Sub-Account values by the end of either the first or second Contract Year. This Sub-Account was not generally available for Contract Owners who began automatic monthly transfers after July 31, 1993. See Appendix D on Page 36.


The examples should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "How the Funds are Managed" in the prospectus for SteinRoe Variable Investment Trust, and "Trust Management Organizations" and "Expenses of the Funds" in the prospectus for Liberty Variable Investment Trust.

                                    SYNOPSIS

The Contract allows Contract Owners to allocate purchase payments to the Variable Account and, except for Contracts issued to New Jersey and Washington residents, also to the Fixed Account. The Variable Account is a separate investment account maintained by Keyport. The Fixed Account is part of Keyport's "general account", which consists of all Keyport's assets except the Variable Account and the assets of other separate accounts maintained by Keyport. Contract Owners may allocate payments to, and receive annuity payments from, the Variable Account and/or Fixed Account. If the Contract Owner allocates payments to the Variable Account, the accumulation values and annuity payments will fluctuate according to the investment performance of the Eligible Funds chosen. If the Contract Owner allocates payments to the Fixed Account, the accumulation values will increase at guaranteed interest rates and annuity payments will be of a fixed amount. (See Appendix A on Page 25 for more information on the Fixed Account.) If the Contract Owner allocates payments to both Accounts, then the accumulation values and annuity payments will be variable in part and fixed in part.

The Contract permits purchase payments to be made on a flexible purchase payment basis. The minimum initial payment is $5,000. The minimum amount for each subsequent payment is $1,000 or such lesser amount as Keyport may permit from time to time (currently $250). (See "Purchase Payments" on Page 9.)

There are no deductions made from purchase payments for sales charges at the time of purchase. A Contingent Deferred Sales Charge may be deducted in the event of a total or partial surrender (see "Surrenders" on Page 19). The Contingent Deferred Sales Charge is based on a graded table of charges. The charge will not exceed 7% of that portion of the amount surrendered that represents purchase payments made during the seven years immediately preceding the request for surrender. (See "Deductions for Contingent Deferred Sales Charge" on Page 14.)

Keyport deducts a Mortality and Expense Risk Charge, which is equal on an annual basis to 1.25% of the average daily net asset values in the Variable Account attributable to the Contracts. (See "Deductions for Mortality and Expense Risk Charge" on Page 13.) Keyport also deducts a sales charge which is equal on an annual basis to .15% of the same values. (See "Deductions for Daily Sales Charge" on Page 14.)

Keyport deducts an annual Contract Maintenance Charge (currently $36.00) from the Variable Account Value for administrative expenses. Prior to the Income Date, Keyport reserves the right to change this charge for future years. (See "Deductions for Contract Maintenance Charge" on Page 13.)

Premium taxes will be charged against Contract Value. Currently such premium taxes range from 0% to 5.0%. (See "Deductions for Premium Taxes" on Page 15.)

There are no federal income taxes on increases in the value of a Contract until a distribution occurs, in the form of a lump sum payment, annuity payments, or the making of a gift or assignment of the Contract. A federal penalty tax (currently 10%) may also apply. (See "Tax Status" on Page 21.)

The Contract allows the Contract Owner to revoke the Contract within 10 days of delivery (see "Right to Revoke" on Page 16). For most states, Keyport will refund the lesser of the initial purchase payment or Contract Value. The Contract Owner will thus bear the investment risk during the revocation period.

                        CONDENSED FINANCIAL INFORMATION

                          Accumulation Unit Values*

                         Accumulation    Accumulation    Number of
                          Unit Value      Unit Value    Accumulation
                           Beginning         End         Units End
Sub-Account                of Year**        of Year       of Year     Year


Stein Roe Money Market      $12.833          $13.288      1,937,919   1996
Fund   ("SRMMF")             12.322           12.833      1,870,176   1995
(formerly  named  Cash       12.036           12.322      2,006,163   1994
Income Fund)                 11.884           12.036      1,406,317   1993
                             11.646           11.884        945,998   1992
                             11.163           11.646      1,090,836   1991
                             10.492           11.163        821,676   1990
                             10.000           10.492        148,835   1989

Stein Roe Money Market       12.063           12.667         15,286    1996
Fund-DCA   ("SRMMF-DCA")     11.423           12.063         16,825    1995
(formerly  named Cash        11.004           11.423         46,801    1994
Income   Fund-DCA)           10.715           11.004        384,348    1993
                             10.335           10.715      1,228,989    1992
                             10.000           10.355        513,367    1991

Stein Roe Mortgage           16.099           16.621      2,760,649    1996
Securities Fund ("SRMSF")    14.107           16.099      3,176,177    1995
(formerly  named Mortgage    14.529           14.107      3,002,643    1994
Securities Income  Fund)     13.865           14.529      3,692,561    1993
                             13.269           13.865      3,006,271    1992
                             11.752           13.269      1,756,957    1991
                             10.923           11.752        601,483    1990
                             10.000           10.923         57,088    1989

Colonial Growth and          13.099           15.217      3,940,484    1996
and Income Fund ("CGIF")     10.207           13.099      3,443,237    1995
(formerly named Colonial-    10.428           10.207      2,866,727    1994
Keyport  Growth and          10.000           10.428      1,221,301    1993
Income Fund)

Colonial Strategic Income    11.684           12.642      3,036,543    1996
Income Fund ("CSIF")         10.014           11.684      2,910,213    1995
(formerly named Colonial-    10.000           10.014        314,502    1994
Keyport Strategic Income
Fund)

Stein Roe Balanced Fund      18.650           21.264      9,759,571    1996
("SRBF") (formerly named     15.071           18.650     10,314,629    1995
Managed  Assets Fund)        15.785           15.071      8,164,856    1994
                             14.646           15.785      7,302,625    1993
                             13.811           14.646      4,438,508    1992
                             10.947           13.811      2,031,594    1991
                             11.183           10.947      1,027,228    1990
                             10.000           11.183        283,776    1989

Stein Roe Global             11.514           12.095      3,519,866    1996
Utilities Fund ("SRGUF")      8.638           11.514      4,018,271    1995
(formerly named Colonial-     9.762            8.638      4,028,555    1994
Keyport Utilities Fund)      10.000            9.762      4,153,150    1993

Stein Roe Growth Stock       22.780           27.242      3,719,103    1996
Fund ("SRGSF") (formerly     16.770           22.780      3,638,901    1995
named Managed Growth         18.158           16.770      3,415,076    1994
Stock Fund)                  17.541           18.158      3,278,749    1993
                             16.681           17.541      2,574,438    1992
                             11.426           16.681      1,294,859    1991
                             11.784           11.426        468,587    1990
                             10.000           11.784        135,505    1989

Colonial U.S. Stock          13.263           15.935      2,382,491    1996
Fund ("CUSSF")(formerly      10.369           13.263      1,947,382    1995
named Colonial-Keyport U.S.  10.000           10.369        442,457    1994
Stock Fund and Colonial-
Keyport U.S. Fund for
Growth)

Stein Roe Special            23.357           29.237      4,567,203    1996
Venture Fund ("SRSVF")       21.192           23.357      4,164,352    1995
(formerly named Capital      21.236           21.192      4,371,837    1994
Appreciation Fund)           15.872           21.236      2,769,483    1993
                             14.058           15.872      1,128,248    1992
                             10.386           14.058        683,185    1991
                             11.578           10.386        216,272    1990
                             10.000           11.578         34,624    1989

Colonial International        9.723           10.075      1,243,679    1996
Fund for Growth ("CIFG")      9.314            9.723      1,052,842    1995
(formerly named Colonial-    10.000            9.314        872,971    1994
Keyport International
Fund for Growth)

Newport Tiger Fund           11.445           12.555      1,509,794    1996
("NTF") (formerly named      10.000           11.445        599,500    1995
Newport-Keyport Tiger
Fund)


*Accumulation Unit values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number. See Appendix B (Page 28) for historical values for the contracts described in that appendix.


**Except for SRMMF-DCA and the six Liberty Trust Funds, each $10.00 value is as of May 1, 1989, which is the date the Fund Sub-Account first became available for Accumulation Units based on a 1.40% asset-based charge. The $10.00 value for SRMMF-DCA, CGIF and SRGUF is as of the date the Fund Sub-Account first became available: May 1, 1991; July 1, 1993; and July 1, 1993, respectively. The unit values for the CIFG, CSIF, CUSSF and NTF Sub-Accounts were valued at $10.00 on May 2, 1994; July 5, 1994, July 5, 1994, and May 1, 1995, respectively.


The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

The Variable Account may from time to time advertise certain performance information concerning its various Sub-Accounts.

Keyport and the Variable Account have been offering contracts for periods prior to the commencement of the offering of the Contracts described in this prospectus. The performance information will be based on historical results of Eligible Funds that apply to the Contract for the specified time periods.

This performance information is not intended to indicate either past performance under an actual Contract or future performance. Moreover, the performance information for each SteinRoe Trust Sub-Account may reflect the investment experience of the current Eligible Funds and Eligible Funds previously available under the Variable Account. The Funds of the SteinRoe Variable Investment Trust replaced these other mutual funds beginning January 1, 1989. These other funds had a different investment adviser (Keystone Custodian Funds, Inc.) than the SteinRoe Trust (Stein Roe & Farnham, Incorporated). See Appendix B on Page 28. Performance information for periods prior to May 1, 1989 will reflect historical asset-based charges that are at a lower level than the current asset-based charges.


The Sub-Accounts, other than SRMMF Sub-Account, may advertise total return information for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the specific Sub-Account over a given period of time.


Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account and a Contract (including any Contingent Deferred Sales Charge that would apply if a Contract Owner surrendered the Contract at the end of each period indicated). Average total return does not take into account any premium taxes and would be lower if these taxes were included.

In order to calculate average annual total return, Keyport divides the change in value of a Sub-Account under a Contract surrendered on a particular date by a hypothetical $1,000 investment in the Sub-Account made by the Contract Owner at the beginning of the period illustrated. The resulting total rate for the period is then annualized to obtain the average annual percentage change during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

The Sub-Accounts may present additional total return information computed on a different basis.

First, the Sub-Accounts may present total return information computed on the same basis as described above, except deductions will not include the Contingent Deferred Sales Charge. This presentation assumes that the investment in the Contract continues beyond the period when the Contingent Deferred Sales Charge applies, consistent with the long-term investment and retirement objectives of the Contract. The total return percentage will thus be higher under this method than the standard method described above.

Second, the Sub-Accounts may present total return information calculated by dividing the change in a Sub-Account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-Account at the beginning of the period. This computation results in a 12-month change rate or, for longer periods, a total rate for the period which Keyport annualizes in order to obtain the average annual percentage change in the Accumulation Unit value for that period. The change percentages do not take into account the Contingent Deferred Sales Charge, the Contract Maintenance Charge and premium taxes. The percentages would be lower if these charges were included.


The SRMMF and SRMMF-DCA Sub-Accounts are money market Sub-Accounts that may advertise yield and effective yield information. The yield of the Sub-Account refers to the income generated by an investment in the Sub-Account over a specifically identified 7-day period. This income is annualized by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period and is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-Account and a Contract but does not take into account Contingent Deferred Sales Charges and premium taxes. The yield would be lower if these charges were included.


The effective yield of the Sub-Account is calculated in a similar manner but, when annualizing such yield, income earned by the Sub-Account is assumed to be reinvested. This compounding effect causes effective yield to be higher than yield.
                        KEYPORT AND THE VARIABLE ACCOUNT


Keyport Life Insurance Company was incorporated in Rhode Island in 1957 as a stock life insurance company. Its executive and administrative offices are at 125 High Street, Boston, Massachusetts 02110. Its home office is at 695 George Washington Highway, Lincoln, Rhode Island 02865.


Keyport writes individual and group annuity contracts on a non-participating basis. Keyport is licensed to do business in all states except New York and is also licensed in the District of Columbia and the Virgin Islands. Keyport has been rated A+ (Superior) by A.M. Best and Company, independent analysts of the insurance industry. Keyport has been rated A+ each year since 1976, the first year Keyport was subject to Best's alphabetic rating system. Standard & Poor's ("S & P") has rated Keyport AA- for excellent financial security, Moody's has rated Keyport A1 for good financial strength and Duff & Phelps has rated Keyport AA- for very high claims paying ability. The Best's A+ rating is in the highest rating category, which also includes A++. S & P and Duff & Phelps have one rating category above AA and Moody's has two rating categories above A. The Moody's "1" modifier signifies that Keyport is in the higher end of the A category while the S&P and Duff & Phelps "-" modifier signifies that Keyport is at the lower end of the AA category. These ratings merely reflect the opinion of the rating company as to the relative financial strength of Keyport and Keyport's ability to meet its contractual obligations to its policyholders. Even though assets in the Variable Account are held separately from Keyport's other assets, ratings of Keyport may still be relevant to Contract Owners since not all of Keyport's contractual obligations relate to payments based on those segregated assets (e.g., see "Death Provisions" on Pages 17-18 for Keyport's obligation after certain deaths to increase the Contract Value if it is less than the guaranteed minimum death value amount).

Keyport is one of the Liberty Financial Companies. Keyport is ultimately controlled by Liberty Mutual Insurance Company of Boston, Massachusetts, a multi-line insurance company.

The Variable Account was established by Keyport pursuant to the provisions of Rhode Island Law on January 9, 1980. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or Keyport by the Securities and Exchange Commission.

Obligations under the Contracts are the obligations of Keyport. Although the assets of the Variable Account are the property of Keyport, these assets are held separately from the other assets of Keyport and are not chargeable with liabilities arising out of any other business Keyport may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business Keyport may conduct. Thus, Keyport does not guarantee the investment performance of the Variable Account. The Variable Account Value and the amount of variable annuity payments will vary with the investment performance of the investments in the Variable Account.

                       PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Issue Date. The minimum initial purchase payment is $5,000. Additional purchase payments can be made at the Contract Owner's option. Each subsequent purchase payment must be at least $1,000 or such lesser amount as Keyport may permit from time to time (currently $250). Keyport may reject any purchase payment.

If the application for a Contract is in good order and it calls for amounts to be allocated to the Variable Account, Keyport will apply the initial purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days of receipt. If the application for a Contract is not in good order, Keyport will attempt to get it in good order within five business days. If it is not complete at the end of this period, Keyport will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless the applicant specifically consents to Keyport keeping the purchase payment until the application is complete. Once it is complete, the purchase payment will be applied within two business days of its completion. Keyport has reserved the right to reject any application.

Keyport confirms, in writing, to the Contract Owner the allocation of all purchase payments and the re-allocation of values after any requested transfer. Keyport must be notified immediately by the Contract Owner of any processing error.

Keyport will permit others to act on behalf of an applicant in two instances. First, Keyport will accept an application for a Contract that contains a signature signed under a power of attorney if a copy of that power of attorney is submitted with the application. Second, Keyport will issue a Contract that is replacing an existing life insurance or annuity policy that was issued by either Keyport or an affiliated company without having previously received a signed application from the applicant. Certain dealers will inform Keyport of an applicant's answers to the questions in the application by telephone or by order ticket and cause the initial purchase payment to be paid to Keyport. If the information is in good order, Keyport will issue the Contract with a copy of an application completed with that information. The Contract will be delivered to the Contract Owner with a letter from Keyport that will give the Contract Owner an opportunity to respond to Keyport if any of the application information is incorrect. Alternatively, Keyport's letter may request the Contract Owner to confirm the correctness of the information by signing either a copy of the application or a Contract delivery receipt that ratifies the application in all respects (in either case, a copy of the signed document would be returned to Keyport for its permanent records). All purchases are confirmed, in writing, to the applicant by Keyport. Keyport's liability under a Contract extends only to amounts so confirmed.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

                        Allocations of Purchase Payments

Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Fund Sub-Accounts designated as permissible investments in accordance with the selection made by the Contract Owner in the application. Any selection must specify the percentage of the purchase payment that is allocated to each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 10% and must be a whole number. A Contract Owner may change the allocation percentages without fee, penalty or other charge. Allocation changes must be made by Written Request unless the Contract Owner has by Written Request authorized Keyport to accept telephone allocation instructions from the Contract Owner or from a person acting for the Contract Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport to accept telephone changes, a Contract Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix C and Contract Owners authorizing telephone allocation instructions will be notified, in advance, of any changes.

The Variable Account is segmented into Sub-Accounts. Each Sub-Account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. Eligible Funds and Sub-account may be added or withdrawn as permitted by applicable law. The Sub-Accounts in the Variable Account and the corresponding Eligible Funds currently are as follows:

Eligible Funds of SteinRoe Variable Investment Trust        Sub-Accounts


Stein Roe Money Market Fund ("SRMMF")                       SRMMF and SRMMF-
                                                            DCA Sub-Accounts*
Stein Roe Mortgage Securities Fund ("SRMSF")                SRMSF Sub-Account
Stein Roe Balanced Fund ("SRBF")                            SRBF Sub-Account
Stein Roe Growth Stock Fund ("SRGSF")                       SRGSF Sub-Account
Stein Roe Special Venture Fund ("SRSVF")                    SRSVF Sub-Account

Eligible Funds of Liberty Variable Investment Trust         Sub-Accounts

Colonial Growth and Income Fund ("CGIF")                    CGIF Sub-Account
Colonial Strategic Income Fund ("CSIF")                     CSIF Sub-Account
Stein Roe Global Utilities Fund ("SRGUF")                   SRGUF Sub-Account
Colonial U.S. Stock Fund ("CUSSF")                          CUSSF Sub-Account
Colonial International Fund for Growth ("CIFG")             CIFG Sub-Account
Newport Tiger Fund ("NTF")                                  NTF Sub-Account

* The SRMMF-DCA Sub-Account is available only under previously issued Contracts that allocated the initial purchase payment under Keyport's Value-Added Dollar Cost Averaging program. This Sub-Account was not generally available after July 31, 1993 for the allocation of any payment. See Appendix D on Page 36.


                                 Eligible Funds


The Eligible Funds which are the permissible investments of the Variable Account are the separate funds of SteinRoe Variable Investment Trust, the separate funds of Liberty Variable Investment Trust, and any other mutual funds with which Keyport and the Variable Account may enter into a participation agreement for the purpose of making such mutual funds available as Eligible Funds under certain Contracts.

Stein Roe & Farnham Incorporated ("Stein Roe") is the investment adviser for each Eligible Fund of SteinRoe Trust and is sub-adviser for Stein Roe Global Utilities Fund of the Liberty Trust. In 1986, Stein Roe was organized and succeeded to the business of Stein Roe & Farnham, a partnership. Stein Roe is an affiliate of Keyport. Stein Roe and its predecessor have provided investment advisory and administrative services since 1932.

Liberty Advisory Services Corp. ("LASC"), a subsidiary of Keyport, is the manager for Liberty Trust and its Eligible Funds. Colonial Management Associates, Inc. ("Colonial"), an affiliate of Keyport, serves as sub-adviser for the Eligible Funds (except for Newport Tiger Fund and Stein Roe Global Utilities Fund). Colonial has provided investment advisory services since 1931. Newport Fund Management, Inc., an affiliate of Keyport, serves as sub-adviser for the Newport Tiger Fund.


The investment objectives of the Eligible Funds are briefly described below. More detailed information, including investor considerations related to the risks of investing in a particular Eligible Fund, may be found in the current prospectus for that Fund. An investor should read that prospectus carefully before selecting a fund for investing. The prospectus is available, at no charge, from a salesperson or by writing Keyport at the address shown on Page 1 or by calling (800) 437-4466.

Eligible Funds of SteinRoe
Variable Investment Trust and
Variable Account Sub-Accounts       Investment Objective


Stein Roe Money Market Fund,
Variable Series                     High  current  income from short-term money
(SRMMF and SRMMF-DCA Sub-Accounts)* market instruments while emphasizing preservation of capital and maintaining
                                    excellent liquidity.

Stein Roe Mortgage Securities Fund,
Variable Series
(SRMSF Sub-Account)                 Highest possible level  of
                                    current income consistent with safety of principal and maintenance of liquidity through investment primarily in mortgage-backed securities.

Stein Roe Balanced Fund, Variable
Series (SRBF Sub-Account)           High  total investment  return
                                    through investment in a changing mix of
                                    securities.

Stein Roe Growth Stock Fund,
Variable Series
(SRGSF Sub-Account)                 Long-term growth of capital
                                    through investment
                                    primarily in common stocks.

Stein Roe Special Venture Fund,
Variable Series
(SRSVF Sub-Account)                 Capital growth by investing
                                    primarily in common stocks, convertible securities, and other securities selected for prospective capital growth.

* The SRMMF-DCA Sub-Account was not generally available after July 31, 1993 for the allocation of an initial purchase payment. See Appendix D on Page 36.

Eligible Funds of Liberty
Variable Investment Trust and
Variable Account Sub-Accounts           Investment Objective

Colonial Growth and Income Fund,
Variable Series
(CGIF Sub-Account)                      Primarily income
                                        and  long-term  capital  growth  and,
                                        secondarily, preservation of capital.

Colonial Strategic Income Fund,
Variable Series
(CSIF Sub-Account)                      A  high level of
                                        current income, as is consistent with
                                        the   prudent  risk,  and  maximizing
                                        total    return,   by    diversifying
                                        investments  primarily  in  U.S.  and
                                        foreign  government and  high  yield,
                                        high  risk corporate debt securities.
                                        The  Fund  may  invest a  substantial
                                        portion of its assets in high  yield,
                                        high risk bonds (commonly referred to
                                        as "junk bonds").

Stein Roe Global Utilities Fund,
Variable Series
(SRGUF Sub-Account)                     Current income and long-term growth of
                                        capital  and income.

Colonial U.S. Stock Fund, Variable
Series
(CUSSF Sub-Account)                     Long-term capital
                                        growth  by  investing  primarily   in
                                        large      capitalization      equity
                                        securities.

Colonial International Fund for Growth,
Variable Series (CIFG Sub-Account)      Long-term  capital  growth,  by
                                        investing   primarily   in   non-U.S.
                                        equity  securities. The Fund is  non-
                                        diversified and may invest more  than
                                        5%   of  its  total  assets  in   the
                                        securities   of   a  single   issuer,
                                        thereby  increasing the risk of  loss
                                        compared to a diversified fund.

Newport Tiger Fund, Variable Series
(NTF Sub-Account)                       Long-term capital
                                        growth  by  investing  primarily   in
                                        equity    securities   of   companies
                                        located  in the nine Tigers  of  Asia
                                        (Hong  Kong, Singapore, South  Korea,
                                        Taiwan,      Malaysia,      Thailand,
                                        Indonesia,     China     and      the
                                        Philippines).


There is no assurance that the Eligible Funds will achieve their stated objectives.


SteinRoe Variable Investment Trust is a funding vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of Keyport and of insurance companies affiliated and unaffiliated with Keyport. Liberty Variable Investment Trust is a funding vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of Keyport and of insurance companies affiliated with Keyport. The risks involved in this "mixed and shared funding" are disclosed in the Trusts' prospectuses under the caption "The Trust".


                             Dollar Cost Averaging


Keyport offers a dollar cost averaging program that Contract Owners may participate in by Written Request. The program periodically transfers
Accumulation Units from the SRMMF Sub-Account or the One-Year Guarantee Period of the Fixed Account to other Sub-Accounts selected by the Contract Owner. The program allows a Contract Owner to invest in non-"money market" Sub-Accounts over time rather than having to invest in those Sub-Accounts all at once. The program is available for initial and subsequent purchase payments and for Contract Value transferred into the SRMMF Sub-Account or One-Year Guarantee Period. Under the program, Keyport makes automatic transfers on a periodic basis out of the SRMMF Sub-Account or the One-Year Guarantee Period into one or more of the other available Sub-Accounts (Keyport reserves the right to limit the number of Sub-Accounts the Contract Owner may choose but there are currently no limits). The One-Year Guarantee Period option of the program is not available under Contracts issued to New Jersey and Washington residents.

A transfer under the program will not be counted as a transfer for purposes of the limitations in "Transfer of Variable Account Value" below. The automatic transfer program does not guarantee a profit nor does it protect against loss in declining markets. The program is described in detail in Appendix D on Page 36. Appendix D also describes the Value-Added Dollar Cost Averaging Program (with its SRMMF-DCA Sub-Account), which was not generally available after July 31, 1993 for the allocation of an initial purchase payment.


                       Transfer of Variable Account Value

Contract Owners may transfer Variable Account Value from one Sub-Account to another Sub-Account and/or to the Fixed Account.

The Contract allows Keyport to charge a transfer fee and to limit the number of transfers that can be made in a specified time period. Contract Owners should be aware that transfer limitations may prevent an Owner from making a transfer on the date he or she wants to, with the result that the Owner's future Contract Value may be lower than it would have been had the transfer been made on the desired date.

Currently, Keyport is not charging a transfer fee but it is limiting transfers to 12 per calendar year except as follows. For transfers under different Contracts that are being requested under powers of attorney with a common attorney-in-fact or that are, in Keyport's determination, based on the recommendation of a common investment adviser or broker/dealer, the transfer limitation is instead one transfer every 30 days.

Regardless of which transfer limitation is applicable, Keyport is also limiting each transfer to a maximum of $500,000. All transfers requested for a Contract on the same day will be treated as a single transfer and the total combined transfer amount will be subject to the $500,000 limitation. If the $500,000 limitation is exceeded, no amount of the transfer will be executed by Keyport.

In applying the limitation of 12 transfers in a year of up to $500,000 apiece, Keyport may treat as one transfer all transfers requested by a Contract Owner for multiple Contracts he or she owns. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Keyport.

In applying the limitation of one $500,000 transfer every 30 days, Keyport will treat as one transfer all transfers requested under different Contracts that are being requested under powers of attorney with a common attorney-in-fact or that are, in Keyport's determination, based on the recommendation of a common investment adviser or broker/dealer. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Keyport. If a transfer is executed under one Contract and, within the next 30 days, a transfer request for another Contract is determined by Keyport to be related to the executed transfer under this paragraph's rules, the transfer request will not be executed by Keyport (in order for it to be executed, it would need to be requested again after the 30 day period and it, along with any other transfer requests that are collectively treated as a single transfer, would need to total less than $500,000).

Keyport's interest in applying these limitations is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. Keyport has determined that the actions of Contract Owners engaging in significant transfer activity among Sub-Accounts may cause an adverse affect on the performance of the underlying Fund for the Sub-Account involved. The movement of Sub-Account values from one Sub-Account to another may prevent the appropriate underlying Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Contract Owners.

Contract Owners will be notified, in advance, of the imposition of any transfer fee or of a change in the limitation on the number of transfers. Keyport does not guarantee any maximum transfer fee that it may charge, but the fee will not exceed the cost of effecting a transfer. Contracts delivered in Pennsylvania, South Carolina and Texas contain a stated maximum of $15 per transfer.

Transfers must be made by Written Request unless the Contract Owner has by Written Request authorized Keyport to accept telephone transfer requests from the Contract Owner or from a person acting for the Contract Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport to accept telephone transfer instructions, a Contract Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix C and Contract Owners authorizing telephone transfers will be notified, in advance, of any changes. Written transfer requests may be made by a person acting for the Contract Owner as an attorney-in-fact under a power of attorney.

Transfer requests received by Keyport before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern Time) will be initiated at the close of business that day. Any requests received later will be initiated at the close of the next business day. Each request from a Contract Owner to transfer value will be executed by both redeeming and acquiring Accumulation Units on the day Keyport initiates the transfer.

If 100% of any Sub-Account's value is transferred and the allocation formula for purchase payments includes that Sub-Account, then the allocation formula for future purchase payments will automatically change unless the Contract Owner instructs otherwise. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless the Contract Owner instructs otherwise.

       Substitution of Eligible Funds and Other Variable Account Changes

If the shares of any of the Eligible Funds should no longer be available for investment by the Variable Account or if in the judgment of Keyport's management further investment in such fund shares should become inappropriate in view of the purpose of the Contract, Keyport may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased under the Contract. No substitution of Fund shares in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and notice to Contract Owners, to the extent required by the Investment Company Act of 1940.

Keyport has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed: (a) to operate the Variable Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law; (b) to take any action necessary to comply with or obtain and continue any exemptions from the Investment Company Act of 1940 or to comply with any other applicable law; (c) to transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate investment accounts, or to Keyport's general account; or to add, combine or remove Sub-Accounts in the Variable Account; and (d) to change the way Keyport assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the Eligible Funds in connection with the Contracts.

                                   DEDUCTIONS

                   Deductions for Contract Maintenance Charge

Keyport has responsibility for all administration of the Contracts and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts, maintenance of Contract Owners' records, and all accounting, valuation, regulatory and reporting requirements. Keyport makes a Contract Maintenance Charge for such services. At the present time the Contract Maintenance Charge is $36.00 per Contract Year. PRIOR TO THE INCOME DATE THE CONTRACT MAINTENANCE CHARGE IS NOT GUARANTEED AND MAY BE CHANGED BY KEYPORT. The Contract Maintenance Charge of any Contract delivered in Pennsylvania, South Carolina, or Texas may not be changed by Keyport to exceed $100 per year. There is no such limit under Contracts delivered in other jurisdictions.

Prior to the Income Date, the full amount of the charge will be deducted from the Variable Account Value on each Contract Anniversary and on the date of any total surrender not falling on the Contract Anniversary. On the Income Date, a pro-rata portion of the charge due on the next Contract Anniversary will be deducted from the Variable Account Value. This pro-rata charge covers the period from the prior Contract Anniversary to the Income Date. For example, if the Income Date occurs 73 days after that prior anniversary, then one-fifth (i.e., 73 days/365 days) of the annual charge would be deducted on the Income Date. The charge will be deducted from each Sub-Account in the proportion that the value of each bears to the Variable Account Value.

Once annuity payments begin on the Income Date or once they begin after surrender benefits are applied under a settlement option, the yearly cost of the Contract Maintenance Charge for a payee's annuity will be the same as the yearly amount in effect immediately before the annuity payments begin. Keyport may not later change the amount of the Contract Maintenance Charge deducted from the annuity payments. The charge will be deducted on a pro-rata basis from each annuity payment. For example, if annuity payments are monthly, then one-twelfth of the annual charge will be deducted from each payment.

                Deductions for Mortality and Expense Risk Charge

Although variable annuity payments made to Annuitants will vary in accordance with the investment performance of the investments of the Variable Account, they will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Keyport guarantees certain total surrenders after the death of the Annuitant or Contract Owner will not result in payments that are reduced by a Contingent Deferred Sales Charge or in payments that are lower than the amount of purchase payments less any prior partial surrenders. Keyport assumes an expense risk since the Con-tract Maintenance Charge after the Income Date will stay the same and not be affected by variations in expenses.


To compensate it for assuming these mortality and expense risks, for each Valuation Period Keyport deducts from each Sub-Account (other than the SRMMF-DCA Sub-Account from which no deduction is made) a Mortality and Expense Risk Charge equal on an annual basis to 1.25% of the average daily net asset value of the Sub-Account. The charge is deducted during both the accumulation and annuity periods (i.e., both before and after the Income Date). Less than the full charge will be deducted from Sub-Account values attributable to Contracts issued to employees of Keyport and other persons specified in "Distribution of the Contract" on Page 24.


                       Deductions for Daily Sales Charge


Keyport also deducts from each Sub-Account (other than the SRMMF-DCA Sub-Account from which no deduction is made) each Valuation Period a sales charge equal on an annual basis to 0.15% of the average daily net asset value of the Sub-Account. This charge compensates Keyport for certain sales distribution expenses relating to the Contract.


This charge will not be deducted from Sub-Account values attributable to Contracts that have reached the maximum cumulative sales charge limit defined in the next section and to Contracts issued to employees of Keyport and other persons specified in "Distribution of the Contract" on Page 24. The charge is also not deducted from Sub-Account values attributable to Annuity Units. Keyport may decide not to deduct the charge from Sub-Account values attributable to a Contract issued in an internal exchange or transfer of an annuity contract of Keyport's general account.

                Deductions for Contingent Deferred Sales Charge

A sales charge is not deducted from the Contract's purchase payments when initially received. However, a Contingent Deferred Sales Charge may be deducted upon a surrender.

In order to determine whether a Contingent Deferred Sales Charge will be due upon a partial or total surrender, Keyport maintains a separate set of records. These records identify the date and amount of each purchase payment made to the Contract and the Contract Value over time.

A surrender in any Contract Year will be free of Contingent Deferred Sales Charge to the extent the surrender amount does not exceed the Contract's increase in value at that time. The increase in value is equal to: the Contract Value at the time of surrender; less that portion of purchase payments that are still remaining at the time of surrender.

After the first Contract Year, Keyport guarantees that a minimum amount of Contract Value will be free of Contingent Deferred Sales Charge each year. This amount is equal to 10% of the Contract Value at the beginning of each Contract Year (i.e., on the Contract Anniversary). This 10% amount will be reduced by the amount of each surrender in a year that represents the Contract's increase in value. The portion of any surrender in excess of this increase in value but not in excess of the remaining 10% amount will be free of Contingent Deferred Sales Charge. This portion will be deducted from the purchase payments in chronological order from the oldest to the most recent until the amount is fully deducted. Any amount so deducted will not be subject to a charge.

The following additional amounts will be deducted from the purchase payments in the same chronological order: the amount of any surrender in the first Contract Year in excess of the Contract's increase in value at the time of surrender; and the amount of any surrender in any later Contract Year in excess of the Contract's increase in value at the time of surrender (or in excess of the 10% limit if it applies). The Contingent Deferred Sales Charge for each purchase payment from which a deduction is made will be equal to (a) multiplied by (b), where:

(a)  is the amount so deducted; and

(b) is the applicable percentage for the number of years that have elapsed from the date of that payment to the date of surrender. Years are measured from the month and day of payment to the same month and day in each subsequent calendar year. The percentages applicable to each purchase payment during the seven years after the date of its payment are: 7% during year 1; 6% during year 2; 5% during year 3; 4% during year 4; 3% during year 5; 2% during year 6; 1% during year 7; and 0% thereafter.

The applicable Contingent Deferred Sales Charges for each purchase payment are then totaled. The lesser of this total amount and the Contract's maximum cumulative sales charge will be deducted from the Contract Value in the same manner as the surrender amount. The maximum cumulative sales charge is equal to (a) less (b), where (a) is 8.5% of the total purchase payments made to the Contract and (b) is the sum of all prior Contingent Deferred Sale Charge deductions from the Contract Value and all prior Variable Account sales charges applicable to the Contract from the 0.15% sales charge factor. After each surrender, Keyport's records will be adjusted to reflect any deductions made from the applicable purchase payments.

Example: Two purchase payments were made one year apart for $5,000 and $7,000. The Contract Value has grown to an assumed $13,200 when the Owner decides to withdraw $8,000. The Contract Value at the beginning of the Contract Year of surrender was $13,000. The Contingent Deferred Sales Charge percentages at the time of surrender are an assumed 5% for the $5,000 payment and 6% for the $7,000 payment. The portion of the surrender representing the Contract's increase in value ($13,200 less $12,000, or $1,200) would not be subject to charges. Since $1,200 is less than the amount guaranteed not to have charges (10% of $13,000, or $1,300), an additional $100 would not be subject to charges. This $100 would be deducted from the oldest purchase payment, reducing it from $5,000 to $4,900. The $1,200 increase in value plus the additional $100 leaves $6,700 ($8,000 - 1,200 - 100) to be deducted. This $6,700 would be deducted from the $4,900 of the first payment still left and $1,800 of the second payment. The total Contingent Deferred Sales Charge would be $4,900 multiplied by the applicable 5% and $1,800 times the applicable 6%, or a total of $353. The sales charge records would now reflect $0 for the 1st payment and $5,200 for the 2nd payment. The $8,000 requested plus the $353 charge would be deducted from Contract Values under the rules specified in the "Surrenders" section on Page 19.

The Contingent Deferred Sales Charge, when it is applicable, will be used to cover the expenses of selling the Contract, including compensation paid to selling dealers and the cost of sales literature. Any expenses not covered by the Charge will be paid from Keyport's general account, which may include monies deducted from the Variable Account for the Mortality and Expense Risk Charge. A dealer selling the Contract can receive up to 6% of purchase payments with additional compensation later based on the Contract Value of those payments. During certain time periods selected by Keyport and the Principal Underwriter, the percentage may increase to 6.25%.

The Contingent Deferred Sales Charge will be eliminated under Contracts issued to employees of Keyport and other persons specified in "Distribution of the Contract" on Page 24.

Keyport may reduce or change to 0% any Contingent Deferred Sales Charge percentage under a Contract issued in an internal exchange or transfer of an annuity contract of Keyport's general account.

Keyport may establish a program to allow a Contract Owner to request systematic partial surrenders in the first Contract Year up to a total of 10% of the initial purchase payment to the Contract. Under such a program, Keyport may waive the Contingent Deferred Sales Charge on the amount of any partial surrender that is in excess of the Contract's increase in value (defined in the third paragraph of this section) at the time the surrender occurs. Any such excess surrender amount will not be deducted from the initial purchase payment under the procedure described in the fourth paragraph of this section. This means that the waiver of Contingent Deferred Sales Charge is not a permanent waiver and the Charge can potentially be collected by Keyport in the event the Contract Owner later makes a non-systematic partial or total surrender.

               Deductions for Transfers of Variable Account Value

The Contract allows Keyport to charge a transfer fee. Currently no fee is being charged. Contract Owners will be notified, in advance, of the imposition of any fee. Keyport does not guarantee any maximum transfer fee that it may charge, but the fee will not exceed the cost of effecting a transfer. Contracts delivered in Pennsylvania, South Carolina and Texas contain a stated maximum of $15 per transfer.

                          Deductions for Premium Taxes

Keyport deducts the amount of any premium taxes levied by any state or governmental entity when paid unless Keyport elects to defer such deduction. It is not possible to describe precisely the amount of premium tax payable on any transaction involving the Contract offered hereby. Such premium taxes depend, among other things, on the type of Contract (Qualified or Non-Qualified), on the state of residence of the Contract Owner, the state of residence of the Annuitant, the status of Keyport within such states, and the insurance tax laws of such states. Currently such premium taxes range from 0% to 5.0% of either total purchase payments or Contract Value.

                          Deductions for Income Taxes

Keyport will deduct from any amount payable under the Contract any income taxes that a governmental authority requires Keyport to withhold with respect to that amount. See "Income Tax Withholding" and "Tax-Sheltered Annuities" on Page 22.

                                 Total Expenses

The Variable Account's total expenses in relation to the Contract will be the Contract Maintenance Charge, the Mortality and Expense Risk Charge, and the Daily Sales Charge.

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and therefore the deductions from and expenses paid out of the assets of the Eligible Funds. These deductions and expenses are described in the Eligible Fund prospectus.

                                 THE CONTRACTS

                             Variable Account Value

The Variable Account Value for a Contract is the sum of the value of each Sub-Account to which values are allocated under a Contract. The value of each Sub-Account is determined at any time by multiplying the number of Accumulation Units attributable to that Sub-Account by the Accumulation Unit value for that Sub-Account at the time of determination. The Accumulation Unit value is an accounting unit of measure used to determine the change in an Accumulation Unit's value from Valuation Period to Valuation Period.

Each purchase payment that is made results in additional Accumulation Units being credited to the Contract and the appropriate Sub-Account thereunder.
The number of additional units for any Sub-Account will equal the amount allocated to that Sub-Account divided by the Accumulation Unit value for that Sub-Account at the time of investment.

                               Valuation Periods


The Variable Account is valued each Valuation Period using the net asset value of the Eligible Fund shares. A Valuation Period is the period commencing at the close of trading on the New York Stock Exchange on each Valuation Date and ending at the close of trading for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                             Net Investment Factor

Variable Account Value will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect value, Keyport utilizes an Accumulation Unit value. Each Sub-account has its own Accumulation Units and value per Unit. The Unit value applicable during any Valuation Period is determined at the end of that period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, Keyport valued each Accumulation Unit at $10. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. Keyport calculates a net investment factor for each Sub-Account by dividing (a) by
(b) and then subtracting (c) (i.e., (a , b) _ c), where:

(a) is equal to:

          (i) the net asset value per share of the Eligible Fund at the end of the Valuation Period; plus

          (ii) the per share amount of any distribution made by the Eligible Fund if the "ex-dividend" date occurs during that same Valuation Period.

(b) is the net asset value per share of the Eligible Fund at the end of the prior Valuation Period.

(c)  is equal to:

               (i) the Valuation Period equivalent of the 1.25% per year Mortality and Expense Risk Charge; plus

               (ii) the Valuation Period equivalent of the .15% per year sales charge; plus

               (iii) a charge factor, if any, for any tax provision established by Keyport as a result of the operations of that Sub-Account.


For the SRMMF-DCA Sub-Account only, (c)(i) and (c)(ii) above are not applicable.


If a Contract ever reaches the maximum cumulative sales charge limit defined in "Deductions for Contingent Deferred Sales Charge", Unit values without
(c)(ii) above will be used thereafter. For Contracts issued to employees of Keyport and other persons specified in "Distribution of the Contract" on Page 24, Unit values with .35% in (c)(i) above and without (c)(ii) above will be used. Unit values without (c)(ii) above may be used for certain Contracts issued in an internal exchange or transfer (see "Deductions for Daily Sales Charges" on Page 14).

                          Modification of the Contract

Only Keyport's President or Secretary may agree to alter the Contract or waive any of its terms. Any changes must be made in writing and with the Contract Owner's consent, except as may be required by applicable law.

                                Right to Revoke

The Contract Owner may return the Contract within 10 days after he or she receives it by delivering or mailing it to Keyport's Office. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage-prepaid envelope. The returned Contract will be treated as if Keyport never issued it and Keyport will refund: (a) the initial purchase payment for Contracts delivered in Connecticut, Georgia, Idaho, North Carolina, South Carolina, Utah, Washington and West Virginia;
(b) the Contract Value for Contracts delivered in Arizona, California if the Contract Owner is age 60 or older (see below), Kansas, Minnesota, North Dakota and Pennsylvania; and (c) the lesser of the initial purchase payment or the Contract Value for Contracts delivered elsewhere, including in California if the Contract Owner is under age 60.

For Contracts delivered in California to a Contract Owner age 60 or older, the Contract Owner may return the Contract to Keyport's Office or to the agent from whom the Contract was purchased. If the Contract is received at Keyport's Office or by the agent within 30 days after the Owner receives the Contract, Keyport will refund the Contract Value.

                  DEATH PROVISIONS FOR NON-QUALIFIED CONTRACTS

       Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant

These provisions apply if, before the Income Date while the Contract is In Force, the primary Owner or any joint Owner dies (whether or not the decedent is also the Annuitant) or the Annuitant dies under a Contract with a non-natural Owner such as a trust. The Designated Beneficiary will control the Contract after such a death.

The covered person under this paragraph shall be the primary Owner or, if there is a non-natural Owner such as a trust, the Annuitant shall be the covered person. If the covered person dies, the Contract Value will be increased, as provided below, if it is less than the guaranteed minimum death value amount ("GMDV"). Except for certain previously issued Contracts, the GMDV is the greater of:

          (a) the sum of all purchase payments made through the date of death, less all partial surrenders made through the date of death; and

          (b) Keyport will compute an "Anniversary Value" for each Contract Anniversary (if any) before the 81st birthday of the covered person and Keyport will use the greatest of such "Anniversary Values". The "Anniversary Value" for each applicable Contract Anniversary initially equals the Contract Value on that Anniversary. It is then increased by any purchase payments made from that Anniversary until the date of death, and decreased by the following amount at the time of each partial surrender made from that Anniversary until the date of death: the partial surrender amount divided by the Contract Value right before the surrender, multiplied by the "Anniversary Value" right before the surrender.

The GMDV will be different for any Contract issued on or after July 1, 1993 using application form number FLEX-APP(REV)3, FLEX-APP-OH(REV)3 or FLEX-APP-PA(REV)3, but before the later of July 5, 1994 and the date Keyport changed the death provisions in the state of issue of a Contract (you or your agent may call 800-437-4466 to see when the change was made in your state). The GMDV for such a Contract is the greatest of (a) above, (b) above, and (c) the Contract Value on the seventh Contract Anniversary, plus any purchase payments made from that Anniversary until the date of death, less any partial surrenders made from that Anniversary until the date of death. The GMDV for any other Contract issued before May 1, 1996 is the greater of (a) and (c) above.

When Keyport receives due proof of the covered person's death, Keyport will compare, as of the date of death, the Contract Value to the GMDV. If the
Contract Value was less than the GMDV, Keyport will increase the current Contract Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Contract Value until Keyport receives due proof of death. The amount to be credited will be allocated to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection that is in effect when Keyport receives due proof of death. Whether or not the Contract Value is increased because of this minimum death provision, the Designated Beneficiary may, by the later of the 90th day after the covered person's death and the 60th day after Keyport is notified of the death, surrender the Contract for the Contract Value (i.e., any applicable Contingent Deferred Sales Charge will be waived). For a surrender after the applicable 90 or 60 day period and for a surrender at any time after the death of a non-covered person, the Surrender Value is payable instead. If the Contract is not surrendered, it will stay in force for the time period specified below.

If the decedent's surviving spouse (if any) is the sole Designated Beneficiary, the surviving spouse will automatically become the new sole primary Owner as of the decedent's date of the death. And, if the Annuitant is the decedent, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Contract can stay in force until another death occurs (i.e., until the death of the Annuitant, primary Owner or joint Owner). Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Contract can stay in force up to five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the Contract for its Surrender Value. If the Contract is still in force at the end of the five-year period, Keyport will automatically end it then by paying the Contract Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, Keyport will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.

Payment of Benefits. Instead of receiving a lump sum, the Owner or any Designated Beneficiary may direct by Written Request that Keyport pay any benefit of $5,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death; (b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

Death of Certain Non-Owner Annuitant. These provisions apply if, before the Income Date while the Contract is In Force, (a) the Annuitant dies, (b) the Annuitant is not an Owner, and (c) the Owner is a natural person. The Contract will continue in force after the Annuitant's death. The new Annuitant will be any living contingent annuitant, otherwise the primary Owner.

                    DEATH PROVISIONS FOR QUALIFIED CONTRACTS

Death of Annuitant. If the Annuitant dies before the Income Date while the Contract is In Force, the Designated Beneficiary will control the Contract after such a death. The Contract Value will be increased, as provided below, if it is less than the guaranteed minimum death value amount ("GMDV"). The GMDV is the amount defined on page 17. When Keyport receives due proof of the Annuitant's death, Keyport will compare, as of the date of death, the Contract Value to the GMDV. If the Contract Value was less than the GMDV, Keyport will increase the current Contract Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Contract Value until Keyport receives due proof of death. The amount to be credited will be allocated to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection that is in effect when Keyport receives due proof of death. Whether or not the Contract Value is increased because of this minimum death provision, the Designated Beneficiary may, by the later of the 90th day after the Annuitant's death and the 60th day after Keyport is notified of the death, surrender the Contract for the Contract Value (i.e., any applicable Contingent Deferred Sales Charge will be waived). For a surrender after the applicable 90 or 60 day period, the Surrender Value is payable instead.

If the Contract is not surrendered, it can stay in force for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the contract for its Surrender Value. If the Contract is still in force at the end of the period, Keyport will automatically end it then by paying the Contract Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, Keyport will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.

Payment of Benefits. Instead of receiving a lump sum, the Owner or any Designated Beneficiary may direct by Written Request that Keyport pay any benefit of $5,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death; (b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                                   OWNERSHIP

The Contract Owner shall be the person designated in the application. The Contract Owner may exercise all the rights of the Contract. Joint Owners are permitted but not contingent Owners.

The Contract Owner may by Written Request change the Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of such person.

Because a change of Owner by means of a gift (i.e., a transfer without full and adequate consideration) may be a taxable event, a Contract Owner should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Contract may have limitations on transfer of ownership. A Contract Owner should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

                                   ASSIGNMENT

The Contract Owner may assign the Contract at any time. A copy of any assignment must be filed with Keyport. The Contract Owner's rights and those of any revocably-named person will be subject to the assignment. Any Qualified Contract may have limitations on assignability.

Because an assignment may be a taxable event, a Contract Owner should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

                                   SURRENDERS

The Contract Owner may partially surrender the Contract. Keyport must receive a Written Request and the minimum amount to be surrendered must be at least $300 or such lesser amount as Keyport may permit in conjunction with a program of systematic partial surrenders. If the Contract Value after a partial surrender would be below $2,500, Keyport will treat the request as a surrender of only the excess amount over $2,500. The amount surrendered will include any applicable Contingent Deferred Sales Charge and therefore the amount actually surrendered may be greater than the amount of the surrender check requested. Unless the request specifies otherwise, the total amount surrendered will be deducted from all Sub-Accounts of the Variable Account in the proportion that the value in each Sub-Account bears to the total Variable Account Value. If there is no value, or insufficient value, in the Variable Account, then the amount surrendered, or the insufficient portion, will be deducted from the Fixed Account.

The Contract Owner may totally surrender the Contract by making a Written Request. Surrendering the Contract will end it. The Surrender Value is equal to the Contract Value for the Valuation Period during which Keyport has received the request less: the Contract Maintenance Charge if there is any Variable Account Value; any applicable Contingent Deferred Sales Charge; and any applicable premium taxes not previously deducted.

Keyport will pay the amount of any surrender within seven days of receipt of such request. Alternatively, the Contract Owner may purchase for himself or herself an annuity payment option with any surrender benefit of at least $5,000. Keyport's consent is needed to choose an option if the Contract Owner is not a natural person.

Settlement Options based on life contingencies cannot be surrendered after annuity payments have begun. Settlement Option 1, which is not based on life contingencies, may be surrendered as described on Pages 19-20.

Because of the potential tax consequences of a full or partial surrender, a Contract Owner should consult a competent tax adviser regarding a surrender.

                               ANNUITY PROVISIONS

                                Annuity Benefits

If the Annuitant is alive on the Income Date and the Contract is In Force, payments will begin under the payment option or options the Contract Owner has chosen. The amount of the payments will be determined by applying the Contract Value (less any premium taxes not previously deducted and less any applicable Contract Maintenance Charge) on the Income Date in accordance with the option selected.

                       Income Date and Settlement Option

The Contract Owner may select an Income Date and Settlement Option at the time of application. If the Contract Owner does not select a Settlement Option, Option 2 will automatically be designated. If the Contract Owner does not select an Income Date for the Annuitant, the Income Date will automatically be the first day of the calendar month following the later of the Annuitant's 75th birthday or the 10th Contract Anniversary.

                  Change in Income Date and Settlement Option

The Contract Owner may choose or change a Settlement Option or the Income Date by making a Written Request to Keyport at least 30 days prior to the Income Date. However, any Income Date must be: (a) for variable annuity payment options, not earlier than the second calendar month after the Issue Date (e.g., if the Issue Date is in January, the earliest Income Date is March 1); (b) for fixed annuity options, not earlier than the first calendar month after the end of the first Contract Year; (c) not later than the calendar month after the Annuitant's 90th birthday; and (d) the first day of a calendar month.

                               Settlement Options

The payment options are:

     Option 1: Income for a Fixed Number of Years;

     Option 2: Life Income with 10 Years of Payments Guaranteed; and

     Option 3: Joint and Last Survivor Income.

Other options may be arranged by mutual consent. Each option is available in two forms_as a variable annuity for use with the Variable Account and as a fixed annuity for use with the Fixed Account. Variable annuity payments will fluctuate while fixed annuity payments will not. (See Appendix A on Page 25 for a discussion of fixed annuity payments.) Unless the Owner chooses otherwise, Variable Account Value will be applied to a variable annuity option and Fixed Account Value will be applied to a fixed annuity option. Whether variable or fixed, the same Contract Value applied to each option will produce a different initial annuity payment as well as different subsequent payments.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available to apply under any variable or fixed option is less than $5,000, Keyport has reserved the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

Annuity payments will be made monthly unless quarterly, semi-annual or annual payments are chosen by Written Request. However, if any payment provided for would be or becomes less than $100, Keyport has the right to reduce the frequency of payments to such an interval as will result in each payment being at least $100.

Option 1: Income For a Fixed Number of Years. Keyport will pay an annuity for a chosen number of years, not less than 5 nor over 50 (a period of years over 30 may be chosen only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment). At any time while variable annuity payments are being made, the payee may elect to receive the following amount: (a) the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option (this interest rate is 6% per year (5% per year for Oregon Contracts), unless 3% per year is chosen by Written Request); less (b) any Contingent Deferred Sales Charge due by treating the value defined in (a) as a total surrender. (See "Deductions for Contingent Deferred Sales Charge" on Page 14). Instead of receiving a lump sum, the payee can elect another payment option and the amount applied to the option will not be reduced by the charge defined in (b) above. If, at the death of the payee, Option 1 payments have been made for less than the chosen number of years:

(a) payments will be continued during the remainder of the period to the successor payee; or

(b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 6% per year (5% per year for Oregon Contracts), unless 3% per year is chosen by Written Request.

The Mortality and Expense Risk Charge is deducted during the Option 1 payment period but Keyport has no mortality risk during this period.

Keyport has available a "level monthly" payment option that can be chosen for variable payments under Option 1. Under this option, the monthly payment amount changes every 12 months instead of every month as would be the case under the standard monthly payment frequency. The "level monthly" option converts an annual payment amount into 12 equal monthly payments as follows. Each annual payment will be determined as described in "Variable Annuity Payment Values" on page 29. Each annual payment will then be placed in Keyport's general account, from which it will be paid out in twelve equal monthly payments. The sum of the twelve monthly payments will exceed the annual payment amount because of an interest rate factor used by Keyport that will vary from year to year. If the payments are commuted, (1) the commutation method described above for calculating the present value of remaining payments applies to any remaining annual payments and (2) any unpaid monthly payments out of the current 12 will be commuted at the interest rate that was used to determine those 12 current monthly payments.

See "Annuity Payments" on Pages 21-22 for the manner in which Option 1 may be taxed.

Option 2: Life Income with 10 Years of Payments Guaranteed. Keyport will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

(a) payments will be continued during the remainder of the period to the successor payee; or

(b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 6% per year (5% per year for Oregon Contracts), unless 3% per year is chosen by Written Request.

The amount of the annuity payments will depend on the age of the payee at the time annuity payments are to begin and it may also depend on the payee's sex.

Option 3: Joint and Last Survivor Income. Keyport will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons at the time annuity payments are to begin and it may also depend on each person's sex. IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF BOTH PAYEES DIE AFTER THE RECEIPT OF THE FIRST PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF THE PAYEES BOTH DIE AFTER RECEIPT OF THE SECOND PAYMENT AND SO ON.

                        Variable Annuity Payment Values

The amount of the first variable annuity payment is determined by Keyport using an annuity purchase rate that is based on an assumed annual investment return of 6% (5% for Oregon Contracts), unless 3% is chosen by Written Request. Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to: (a) the sum of all Sub-Account payments; less (b) the pro-rata amount of the annual Contract Maintenance Charge. A payee can instruct Keyport to change the Sub-Account(s) used to determine the amount of the variable annuity payments. Any change requested must be at least six months after a prior selection.

                  Proof of Age, Sex, and Survival of Annuitant

Keyport may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, Keyport will compute the amount payable based on the correct age and sex. If income payments have begun, any underpayments Keyport may have made will be paid in full with the next annuity payment. Any overpayments, unless repaid in one sum, will be deducted from future annuity payments until Keyport is repaid in full.

                           SUSPENSION OF PAYMENTS

Keyport reserves the right to postpone surrender payments from the Fixed Account for up to six months. Keyport reserves the right to suspend or postpone any type of payment from the Variable Account for any period when:
(a) the New York Stock Exchange is closed other than customary weekend or holiday closings; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or (d) the Securities and Exchange Commission permits delay for the protection of security holders. The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions described in
(b) and (c) exist.

                                   TAX STATUS

                                  Introduction

The Contract is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract Value, on annuity payments, and on the economic benefit to the Contract Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon Keyport's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

                        Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, an assignment or gift of the Contract, or annuity payments. A trust or other entity owning a Non-Qualified Contract other than as an agent for an individual is taxed differently; increases in the value of a Contract are taxed yearly whether or not a distribution occurs.

Surrenders, Assignments and Gifts. A Contract Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the purchase payments made for the Contract and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special 5-year income averaging for lump-sum distributions received before January 1, 2000. A Designated Beneficiary receiving a lump sum surrender benefit after the death of the Annuitant or Owner is taxed on the portion of the amount that exceeds the Contract Owner's cost basis in the Contract. If the Designated Beneficiary elects to receive annuity payments within 60 days of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Contracts, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Contract Value exceeds purchase payments. Then, to the extent the Contract Value does not exceed purchase payments, such surrenders are treated as a non-taxable return of principal to the Contract Owner. For partial surrenders under a Qualified Contract, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Contracts is generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

A Contract Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contract Owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

A special computational rule applies if Keyport issues to the Contract Owner, during any calendar year, (a) two or more Contracts or (b) one or more Contracts and one or more of Keyport's other annuity contracts. Under this rule, the amount of any distribution includable in the Contract Owner's gross income is to be determined under Section 72(e) of the Code by treating all the Keyport contracts as one contract. Keyport believes that this means the amount of any distribution under one contract will be includable in gross income to the extent that at the time of distribution the sum of the values for all the contracts exceeds the sum of the cost bases for all the contracts.

Annuity Payments. The non-taxable portion of each variable annuity payment is determined by dividing the cost basis of the Contract that is allocated to Variable Account Value by the total number of expected payments while the non-taxable portion of each fixed annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract that is allocated to Fixed Account Value bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments under commutable options should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Option 1, pursuant to which each annual payment is placed in Keyport's general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Penalty   Tax.  Payments  received  by  Owners,  Annuitants,  and  Designated
Beneficiaries under Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on amounts received: (a) after the taxpayer attains age 59 1/2; (b) in a series of substantially equal payments made for life or life expectancy; (c) after the death of the Contract Owner (or, where the Owner is not a human being, after the death of the Annuitant);
(d) if the taxpayer becomes totally and permanently disabled; or (e) under a Non-Qualified Contract's annuity payment option that provides for a series of substantially equal payments, provided only one purchase payment is made to the Contract, the Contract is not issued as a result of a Section 1035 exchange, and the first annuity payment begins in the first Contract Year.

Income Tax Withholding. Keyport is required to withhold federal income taxes on taxable amounts paid under Contracts unless the recipient elects not to have withholding apply. Keyport will notify recipients of their right to elect not to have withholding apply. See "Tax-Sheltered Annuities" (TSAs) on page 22 for an alternative type of withholding that may apply to distributions from TSAs that are eligible for rollover to another TSA or an individual retirement annuity or account (IRA).

Section 1035 Exchanges. A Non-Qualified Contract may be purchased with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is Keyport's understanding that in such an event: (a) the new Contract will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified Contracts" on Page 17; (b) purchase payments made between 8/14/82 and 1/18/85 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and (c) purchase payments made before 8/14/82 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law: (i) the penalty tax does not apply to any distribution; (ii) partial surrenders are treated first as a non-taxable return of principal and then a taxable return of income; and (iii) assignments are not treated as surrenders subject to taxation. Keyport's understanding of the above is principally based on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds are designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. If the diversification requirements are not satisfied, the Contract would not be treated as an annuity contract. As a consequence to the Contract Owner, income earned on a Contract would be taxable to the Contract Owner in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, Keyport would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which a Contract Owner's control of the investments of a segregated asset account may cause the Contract Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Contract. Keyport, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations. Since the regulations have not been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, Contract Owners are urged to consult with their own tax advisers.

                                Qualified Plans

The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that Plan.

                            Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of purchase payments from gross income for tax purposes. However, such purchase payments may be subject to Social Security (FICA) taxes. This type of annuity contract is commonly referred to as a "Tax-Sheltered Annuity" (TSA).

Section 403(b)(11) of the Code contains distribution restrictions. Specifically, benefits may be paid, through surrender of the Contract or otherwise, only (a) when the employee attains age 59-1/2, separates from service, dies or becomes totally and permanently disabled (within the meaning of Section 72(m)(7) of the Code) or (b) in the case of hardship. A hardship distribution must be of employee contributions only and not of any income attributable to such contributions. Section 403(b)(11) does not apply to distributions attributable to assets held as of December 31, 1988. Thus, it appears that the law's restrictions would apply only to distributions attributable to contributions made after 1988, to earnings on those contributions, and to earnings on amounts held as of 12/31/88. The Internal Revenue Service has indicated that the distribution restrictions of Section 403(b)(11) are not applicable when TSA funds are being transferred tax-free directly to another TSA issuer, provided the transferred funds continue to be subject to the Section 403(b)(11) distribution restrictions.

Keyport will notify a Contract Owner who has requested a distribution from a Contract if all or part of such distribution is eligible for rollover to another TSA or to an individual retirement annuity or account (IRA). Any amount eligible for rollover treatment will be subject to mandatory federal income tax withholding at a 20% rate if the Contract Owner receives the amount rather than directing Keyport by Written Request to transfer the amount as a direct rollover to another TSA or IRA.

                        Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." These Individual Retirement Annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into an Individual Retirement Annuity.

                   Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

Deferred Compensation Plans With Respect to Service for State and Local Governments
Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain deferred compensation plans that enjoy special income tax treatment with respect to service for tax-exempt organizations, state governments, local governments, and agencies and instrumentalities of such governments. The Contract can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. However, all such investments are owned by and subject to the claims of general creditors of the sponsoring employer.

                       Texas Optional Retirement Program

If Keyport is an approved carrier under the Texas Optional Retirement Program ("ORP"), any Contract issued to an ORP participant will contain an ORP endorsement that will amend the Contracts in two ways. First, if for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education upon its request. Second, no benefits will be payable, through surrender of the Contract or otherwise, unless the participant dies, accepts retirement, or terminates employment in all Texas institutions of higher education. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation.

                         VARIABLE ACCOUNT VOTING RIGHTS

In accordance with its view of present applicable law, Keyport will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. Keyport will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Keyport determines that it is permitted to vote the shares of the Eligible Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract shall be the Contract Owner. The number of shares held in each Sub-Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each Sub-Account by the net asset value of the applicable share of the Eligible Fund. The person having the voting interest under an annuity payment option shall be the payee. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

The number of shares which a person has a right to vote will be determined as of the date coincident with the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund and voting instructions will be solicited by written communication prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having the voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the Eligible Fund shares held in the Variable Account corresponding to his or her interest in the Variable Account.

                          DISTRIBUTION OF THE CONTRACT

Keyport Financial Services Corp. ("KFSC") serves as the Principal Underwriter for the Contract described in this prospectus. The Contract will be sold by salespersons who represent Keyport Life Insurance Company (KFSC's corporate parent) as variable annuity agents and who are registered representatives of broker/dealers who have entered into distribution agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at 125 High Street, Boston, Massachusetts 02110.


Different Contracts are sold (1) to a person who is an officer, director, or employee of Keyport, a trustee or officer of SteinRoe Variable Investment Trust or Liberty Variable Investment Trust, an employee of the investment adviser or sub-investment adviser of either Trust, or an employee of a company that is under contract with either Trust to provide management or administrative services or (2) to any Qualified Plan established for such a person. Such Contracts are different from the Contracts sold to others in that (1) they are not subject to the deduction for the Contract Maintenance Charge, the asset-based sales charge or the Contingent Deferred Sales Charge and (2) they have a Mortality and Expense Risk Charge of 0.35% per year.


                              LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. Keyport is engaged in various kinds of routine litigation which in its judgment is not of material importance in relation to the total capital and surplus of Keyport.

                          INQUIRIES BY CONTRACT OWNERS

Contract Owners with questions about their Contracts can write Keyport Life Insurance Company, Client Service Department, 125 High Street, Boston, MA 02110, or call (800) 367-3653.

             TABLE OF CONTENTS-STATEMENT OF ADDITIONAL INFORMATION

                                                                        Page
Keyport Life Insurance Company                                             2
Variable Annuity Benefits                                                  2
  Variable Annuity Payment Values                                          2
  Re-Allocating Sub-Account Payments                                       4
Principal Underwriter                                                      4
Custodian                                                                  4
Experts                                                                    4
Investment Performance                                                     5
  Average Annual Total Return for a Contract
    that is Surrendered and for a Contract that Continues                  6
  Change in Accumulation Unit Value                                        8

  Yields for SRMMF and SRMMF-DCA Sub-Accounts                             10

Financial Statements                                                      12
  Keyport Life Insurance Company                                          12
  KMA Variable Account                                                    33

                                 APPENDIX A

        THE FIXED ACCOUNT (ALSO KNOWN AS THE GUARANTEED RATE ACCOUNT)

                                Introduction

This Appendix describes the Fixed Account option available under the Contract. The Fixed Account is not available under either the Contract (form number FLEX(4)V) that is issued to New Jersey residents or the Contract (form number FLEX(4)/WA) that is issued to Washington residents.

Purchase payments allocated to the Fixed Account option become part of Keyport's general account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account options have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account an investment company under the Investment Company Act. Accordingly, neither the general account, the Fixed Account option, nor any interest therein, are subject to regulation under the 1933 Act or the Investment Company Act. Keyport understands that the Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the general account and the Fixed Account option.

          Investments in the Fixed Account and Capital Protection Plus

Purchase payments will be allocated to the Fixed Account in accordance with the selection made by the Contract Owner in the application. Any selection must specify that percentage of the purchase payment that is to be allocated to each Guarantee Period of the Fixed Account. The percentage, if not zero, must be at least 10%. The Contract Owner may change the allocation percentages without fee, penalty or other charge. Allocation changes must be made by Written Request unless the Contract Owner has by Written Request authorized Keyport to accept telephone allocation instructions from the Contract Owner. By authorizing Keyport to accept telephone changes, a Contract Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix C and Contract Owners authorizing telephone allocation instructions will be notified, in advance, of any changes.

Keyport currently offers Guarantee Periods of 1, 3, 5, and 7 years. Keyport may change at any time the number of Guarantee Periods it offers under newly-issued and in-force Contracts, as well as the length of those Guarantee Periods. If Keyport stops offering a particular Guarantee Period, existing Fixed Account Value in such Guarantee Period would not be affected until the end of the Period (at that time, a Period of the same length would not be a transfer option). Each Guarantee Period currently offered is available for initial and subsequent purchase payments and for transfers of Contract Value.

Keyport offers a Capital Protection Plus program that a Contract Owner may request. Under this program, Keyport will allocate part of the purchase payment to the Guarantee Period selected by the Contract Owner so that such part, based on that Guarantee Period's Maturity Rate in effect on the date of allocation, will equal at the end of the Guarantee Period the total payment amount. The rest of the purchase payment will be allocated to the Sub-Account(s) of the Variable Account based on the Contract Owner's allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the Guarantee Period, the Value at the end of that Period will not equal the original purchase payment amount.

For an example of Capital Protection Plus, assume Keyport receives a payment of $10,000 when the Maturity Rate for the 7-year Guarantee Period is 6.75% per year. Keyport will allocate $6,331 to that Guarantee Period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Sub-Account(s) selected by the Contract Owner.

                              Fixed Account Value

The Fixed Account Value at any time is equal to:

(a) all purchase payments allocated to the Fixed Account plus the interest subsequently earned on those payments; plus

(b) any Variable Account Value transferred to the Fixed Account plus the interest subsequently earned on the transferred value; less

(c)  any prior partial surrenders from the Fixed Account; less

(d)  any Fixed Account Value transferred to the Variable Account.

                                Interest Credits

Keyport will credit interest daily (based on an annual compound interest rate) to purchase payments allocated to the Fixed Account at rates declared by Keyport for Guarantee Periods of one or more years from the month and day of allocation. Each Guarantee Period will have a Basic Interest Rate and a Maturity Interest Rate. During the Guarantee Period, Keyport will credit interest at the Basic Rate. At the end of the Guarantee Period, Keyport will credit an additional interest amount so that the original allocation amount remaining at that time will have earned interest at the Maturity Rate for the entire Guarantee Period. For certain post-death surrenders occurring before the end of the Guarantee Period (see the last paragraph of this section), Keyport will credit an additional interest amount so that the original allocation amount remaining at the time of surrender will have earned interest at the Maturity Rate through the time of surrender.

Under this method of crediting interest (unless the post-death surrender exception applies): (a) the Maturity Rate will be credited only on amounts held for the entire Guarantee Period; and (b) if the Contract Owner or a Designated Beneficiary surrenders or transfers any part of an allocated amount before the end of a Guarantee Period, only the Basic Rate will be credited on that part.

Any Basic and Maturity Interest Rates set by Keyport will be at least 3.5% per year.

Keyport's method of crediting interest means that Fixed Account Value might be subject to different rates for each Guarantee Period the Contract Owner has selected in the Fixed Account. For purposes of this section, Variable Account Value transferred to the Fixed Account and Fixed Account Value renewed for another Guarantee Period shall be treated as a purchase payment allocation.

With certain deaths, "Death Provisions for Non-Qualified Contracts" and "Death Provisions for Qualified Contracts" provide that the Designated Beneficiary may surrender the Contract within 90 days of the date of death for the Contract Value. In the event such a surrender occurs before the end of the Guarantee Period, Keyport will credit immediately before the surrender an additional interest amount so that the original allocation amount remaining at that time will have earned interest at the Maturity Rate throughout the Guarantee Period. For a surrender after 90 days, no additional interest amount will be credited.

                      Transfers when Guarantee Periods End

The total accumulated amount at the end of a Guarantee Period will be transferred to the new Guarantee Period(s) and/or Sub-Account(s) of the Variable Account that the Contract Owner has selected by Written Request. If the Contract Owner has not made a selection, Keyport will automatically transfer the total accumulated amount at the end of the Guarantee Period to the CIF Sub-Account. If the Guarantee Period selected exceeds the time remaining to the Income Date but does not exceed the time remaining to the latest Income Date allowable under the Contract, the Income Date will automatically change to the latest allowable date, thereby allowing the selected Guarantee Period to go into effect. The Contract Owner may not otherwise select a Guarantee Period that would end after the Income Date.

                        Transfers of Fixed Account Value

The Contract Owner may transfer Fixed Account Value from one Guarantee Period to another or to one or more Sub-Accounts of the Variable Account. If the Fixed Account Value represents multiple Guarantee Periods, the transfer request must specify from which values the transfer is to be made.

The Contract allows Keyport to limit the number of transfers that can be made in a specified time period. Currently, Keyport is limiting Variable Account and Fixed Account transfers to generally 12 transfers per calendar year with a $500,000 per transfer dollar limit. See "Transfer of Variable Account Value" on Page 12. These limitations will not apply to any transfer made at the end of a Guarantee Period. Contract Owners will be notified, in advance, of a change in the limitation on the number of transfers.

Transfer requests must be by Written Request unless the Contract Owner has authorized Keyport by Written Request to accept telephone transfer instructions from the Contract Owner or from a person acting for the Contract Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport to accept telephone transfer instructions, a Contract Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix C and Contract Owners authorizing telephone transfers will be notified, in advance, of any changes. Written transfer requests may be made by a person acting for the Contract Owner as an attorney-in-fact under a power of attorney.

Transfer requests received by Keyport before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern Time) will be executed at the close of business that day. Any requests received later will be executed at the close of the next business day.

The amount of the transfer will be deducted from the specified values in the manner stated in the next section below.

If 100% of a Guarantee Period's value is transferred and the current allocation for purchase payments includes that Guarantee Period, then the allocation formula for future purchase payments will automatically change unless the Contract Owner instructs otherwise. For example, if the allocation formula is 50% to the one-year Guarantee Period and 50% to Sub-Account A and all Fixed Account Value is transferred to Sub-Account A, the allocation formula will change to 100% to Sub-Account A.

      Reductions of Guarantee Period Values After a Transfer or Surrender

As stated elsewhere in the prospectus, a transfer request must specify from which Guarantee Period's values the transfer is to be made and a partial surrender request may, at the Contract Owner's option, similarly specify the Guarantee Period. The specified amount will be deducted from both the allocated purchase amount and its associated interest in the proportion that each bear to their total sum. For example, if $600 is to be deducted from a $800 payment that was allocated for a three-year Guarantee Period and the interest earned up to the date of transfer is $200 (for a total value of $1,000), $480 will be deducted from the payment allocation [($800/$1,000) x $600] and $120 will be deducted from the interest [($200/$1,000) x $600]. The $400 remaining after the transfer or surrender would thus represent $320 of payment allocation and $80 of interest. This $320, if it remains until the end of the Guarantee Period, would receive the Maturity Interest Rate credit described in "Interest Credits" on Page 26.

If a partial surrender request does not specify any Guarantee Period, the ordering rule in "Surrenders" on Page 19 may result in a certain amount of Fixed Account Value being automatically deducted. Any amount determined under that rule will be deducted from each Guarantee Period's values in the proportion that each bears to the total Fixed Account Value. For example, if $500 is to be deducted from two Guarantee Periods' values of $4,000 and $1,000, $400 will be deducted from the first Guarantee Period's values
[($4,000/$5,000) x $500] and $100 will be deducted from the second [($1,000/$5,000) x $500]. Each of these amounts (the $400 and the $100 in the example) will then be deducted from the allocated purchase amount and its associated interest in the manner stated in the preceding paragraph.

The above rules automatically determine the amount of the allocated purchase payment and its associated interest that still remains after any transfer or surrender. The rules do not, however, determine in any way the amount of Contingent Deferred Sales Charge that may be due since that Charge is based on different rules and different records.

                          Fixed Annuity Payment Values

The dollar amount of each fixed annuity payment will be determined by deducting any applicable premium taxes not previously deducted and then dividing the remaining Fixed Account Value by $1,000 and multiplying the result by the greater of: (a) the applicable factor shown in the appropriate table in the Contract; or (b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

                                   APPENDIX B

                   PRIOR CONTRACTS OF THE VARIABLE ACCOUNT

Persons who purchased the variable annuity contracts identified below before May 1, 1992 may continue to make purchase payments under those contracts subject to the terms and conditions of those contracts and this Appendix. All contracts are subject to the transfer limitations and procedures described in "Transfer of Variable Account Value" on Page 12. Persons who purchased non-qualified contracts between April 9, 1981 and September 25, 1981 are not permitted to make any additional purchase payments under those contracts. Such non-qualified contracts are not included in number 4 below.


1. KEYFLEX Contracts (Form #FLEX(4)). The current Eligible Funds are those listed on Page 11. CGIF, SRGUF, CIFG, CUSSF, CSIF and NTF were added effective 7/1/93, 7/1/93, 5/2/94, 7/5/94, 7/5/94 and 5/1/95, respectively.
Accumulation unit values are shown on Page 7. The Dollar Cost Averaging program for use with the SRMMF Sub-Account or the One-Year Guarantee Period of the Fixed Account is available (see "Dollar Cost Averaging" on Page 11).

2. KEYFLEX Contracts (Form #FLEX-I). The current Eligible Funds are those listed on Page 11. CGIF, SRGUF, CIFG, CUSSF, CSIF and NTF were added effective 7/1/93, 7/1/93, 5/2/94, 7/5/94, 7/5/94 and 5/1/95, respectively.
SRMMF, SRMSF, SRBF, SRGSF and SRSVF were substituted on 1/1/89 for, respectively, the former eligible mutual funds: Cash Income Trust; Mortgage Securities Income Trust; Managed Assets Trust; Managed Growth Stock Trust; and Aggressive Stock Trust. Accumulation unit values are shown on Page 29.

3. FLEX 2 Contracts (Form #FLEX-II). The current Eligible Funds are those listed on Page 11. CGIF, SRGUF, CIFG, CUSSF, CSIF and NTF were added effective 7/1/93, 7/1/93, 5/2/94, 7/5/94, 7/5/94 and 5/1/95, respectively.
SRMMF, SRMSF, SRBF, SRGSF and SRSVF were substituted on 1/1/89 for, respectively, the former eligible mutual funds: Cash Income Trust; Mortgage Securities Income Trust; Managed Assets Trust; Managed Growth Stock Trust; and Aggressive Stock Trust. Accumulation unit values are shown on Page 30.

4.  All  K-100  and  KeySource  Contracts (Form #VA-1-81)  Other  than  those
Identified  in  Numbers 5 and 6 below. The current Eligible Funds  are  those listed on Page 11. CGIF, SRGUF, CIFG, CUSSF, CSIF and NTF were added effective 7/1/93, 7/1/93, 5/2/94, 7/5/94, 7/5/94 and 5/1/95, respectively.
SRMMF, SRMMF, SRBF, and SRSVF were substituted on 1/1/89 for, respectively, the former eligible mutual funds: Cash Income Trust; Money Market/Options Investments, Inc.; Managed Assets Trust; and Aggressive Stock Trust. Accumulation unit values are shown on Pages 31-32.

5. K-100 Qualified Contracts (Form #VA-1-81) Issued Before May 1, 1986 Pursuant to Section 457 of the Internal Revenue Code. The current Eligible Mutual Funds are: Quality Bond Fund, Diversified Bond Fund, High Income Bond Fund, Growth and Income Fund, and Small Company Growth Fund (formerly named Keystone Custodian Fund, Series B-1, B-2, B-4, S-1, and S-4, respectively). Accumulation unit values are shown on Pages 33-34. As of July 1997, Keystone Liquid Trust and Mid-Cap Growth Fund (formerly named Keystone Custodian Fund, Series S-3) were no longer eligible funds available for investment.

6. All Other K-100 Qualified Contracts (Form #VA-1-81) Issued Before September 25, 1981. The current Eligible Funds are those listed on Page 11. CGIF, SRGUF, CIFG, CUSSF, CSIF and NTF were added effective 7/1/93, 7/1/93, 5/2/94, 7/5/94, 7/5/94 and 5/1/95, respectively. SRMMF, SRMMF, SRGSF, SRSVF and SRSVF were substituted on 1/1/89 for, respectively, the former eligible mutual funds: Keystone Liquid Trust; Money Market/Options Investments, Inc.; and Growth and Income Fund, Mid-Cap Growth Fund, and Small Company Growth Fund (formerly named Keystone Custodian Fund, Series S-1, S-3, and S-4, respectively). Accumulation unit values for 1989-1996 are shown on Page 32 and values for 1987-1988 are shown on Pages 33-34.


         ACCUMULATION UNIT VALUES FOR CONTRACTS DESCRIBED IN NUMBER TWO

                         Accumulation    Accumulation    Number of
                          Unit Value      Unit Value    Accumulation
                           Beginning         End         Units End
Sub-Account                 of  Year*      of  Year      of   Year     Year


Stein Roe Money Market      $16.108         $16.704        177,787      1996
Fund  (formerly  named       15.443          16.108        204,597      1995
Cash   Income   Fund)        15.062          15.443        475,023      1994
                             14.849          15.062        514,598      1993
                             14.530          14.849        582,150      1992
                             13.906          14.530        907,810      1991
                             13.052          13.906      1,756,598      1990
                             12.118          13.052      1,993,108      1989
Cash Income Trust            11.459          12.118      2,740,761      1988
                             10.917          11.459      2,543,770      1987

Colonial U.S. Stock Fund     12.871          15.488         57,589      1996
(formerly  named Colonial-   10.048          12.871         73,706      1995
Keyport U.S. Stock Fund      10.000 (8/11/94)10.048          5,259      1994
and Colonial-Keyport
U.S. Fund for Growth)

Stein Roe Mortgage           17.853          18.460        164,783      1996
Securities  Fund             15.617          17.853        189,804      1995
(formerly named              16.065          15.617        233,588      1994
Mortgage   Securities        15.307          16.065        299,033      1993
Income   Fund)               14.627          15.307        381,266      1992
                             12.936          14.627        443,240      1991
                             12.005          12.936        503,751      1990
                             10.773          12.005        601,466      1989
Mortgage Securities          10.183          10.773        541,052      1988
Income   Trust               10.184          10.183        634,675      1987

Colonial Growth  and         13.184          15.338         68,918      1996
and Income  Fund             10.258          13.184         57,955      1995
(formerly  named             10.464          10.258         66,152      1994
Colonial-Keyport Growth      10.000(7/22/93) 10.464         20,759      1993
and Income Fund)

Stein Roe Balanced Fund      30.445          34.765        595,783      1996
(formerly  named Managed     24.566          30.445        714,638      1995
Assets Fund)                 25.692          24.566        861,315      1994
                             23.802          25.692      1,055,478      1993
                             22.412          23.802      1,241,344      1992
                             17.737          22.412      1,462,279      1991
                             18.092          17.737      1,633,069      1990
                             14.959          18.092      1,882,766      1989
Managed Assets Trust         13.867          14.959      1,902,679      1988
                             13.747          13.867      2,544,739      1987

Stein Roe  Global            11.508          12.107         20,126      1996
Utilities Fund                8.621          11.508         27,533      1995
(formerly  named              9.727           8.621         31,506      1994
Colonial-Keyport             10.000(7/21/93)  9.727         52,776      1993
Utilities Fund)

Colonial Strategic           11.633          12.606        392,216      1996
Income Fund  (formerly       10.000(1/19/95) 11.633        486,417      1995
named Colonial-Keyport   Available in 1994 but no accumulation units were
Strategic Income Fund)   purchased.

Colonial International        9.747          10.114         38,348      1996
Fund for Growth               9.323           9.747         34,733      1995
(formerly  named             10.000(5/3/94)   9.323         24,303      1994
Colonial-Keyport
International Fund for
Growth)

Stein Roe Growth  Stock      24.378          29.198        231,419      1996
Fund (formerly named         17.919          24.378        239,514      1995
Managed  Growth  Stock       19.374          17.919        294,345      1994
Fund)                        18.687          19.374        327,760      1993
                             17.744          18.687        377,851      1992
                             12.137          17.744        346,524      1991
                             12.498          12.137        409,288      1990
                              9.635          12.498        525,196      1989
Managed Growth Stock          9.202           9.635        511,030      1988
Trust                        10.000(5/26/87)  9.202        539,305      1987

Stein Roe Special Venture    30.953          38.805        270,844      1996
Fund (formerly named         28.043          30.953        285,923      1995
Capital  Appreciation        28.059          28.043        301,017      1994
Fund and  Aggressive         20.939          28.059        316,873      1993
Stock Fund)                  18.519          20.939        404,666      1992
                             13.662          18.519        424,426      1991
                             15.206          13.662        730,255      1990
                             11.751          15.206        667,685      1989
Aggressive Stock Trust       10.810          11.751        675,561      1988
                             11.887          10.810        884,826      1987

Newport Tiger Fund           10.242          11.252         23,324      1996
(formerly named Newport-     10.000(6/8/95)  10.242          4,861      1995
Keyport Tiger Fund)


*The date after each $10.00 value is when Keyport first purchased mutual fund shares for that Sub-Account of the Variable Account.

Accumulation unit values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

        ACCUMULATION UNIT VALUES FOR CONTRACTS DESCRIBED IN NUMBER THREE

                         Accumulation    Accumulation    Number of
                          Unit Value      Unit Value    Accumulation
                           Beginning         End         Units End
Sub-Account               of   Year*       of   Year      of   Year     Year


Stein Roe Money Market     $15.810           $16.379       12,242       1996
Fund (formerly named        15.173            15.810       16,359       1995
Cash Income Fund)           14.813            15.173       25,550       1994
                            14.617            14.813       16,027       1993
                            14.317            14.617       28,411       1992
                            13.717            14.317       43,912       1991
                            12.886            13.717       63,361       1990
                            11.976            12.886       50,088       1989
Cash Income Trust           11.336            11.976       73,710       1988
                            10.811            11.336       65,700       1987

Colonial U.S. Stock         12.065            14.503          689       1996
Fund (formerly named        10.000 (3/7/95)   12.065        1,642       1995
Colonial-Keyport U.S.      Available in 1994 but no accumulation units were
Stock Fund and Colonial-   purchased
Keyport U.S. Fund for
for Growth)

Stein Roe Mortgage          17.783            18.369       15,996       1996
Securities Fund (formerly   15.571            17.783       16,594       1995
named  Mortgage Securities  16.033            15.571       21,047       1994
Income Fund)                15.292            16.033       23,129       1993
                            14.627            15.292       18,834       1992
                            12.949            14.627       19,947       1991
                            12.029            12.949       20,699       1990
                            10.804            12.029          831       1989
Mortgage Securities         10.223            10.804        1,315       1988
Income Trust                10.000 (5/8/87)   10.223        1,180       1987

Colonial Growth and        Available in 1993, 1994, 1995 and 1996 but no
Income Fund (formerly      accumulation units were purchased.
named Colonial-Keyport
Growth and Income Fund)

Stein Roe Balanced Fund     29.276            33.396       30,978       1996
(formerly named Managed     23.646            29.276       36,360       1995
Assets Fund)                24.754            23.646       44,913       1994
                            22.956            24.754       54,901       1993
                            21.636            22.956       59,345       1992
                            17.140            21.636       72,706       1991
                            17.501            17.140       77,976       1990
                            14.484            17.501       86,066       1989
Managed Assets Trust        13.440            14.484       78,797       1988
                            13.336            13.440       93,727       1987

Stein Roe Global           Available in 1993, 1994, 1995 and 1996 but no
Utilities Fund (formerly   accumulation units were purchased.
named Colonial-Keyport
Utilities Fund)

Colonial Strategic Income   11.234            12.161       26,307      1996
Fund (formerly              10.000 (3/14/95)  11.234       29,901      1995
named Colonial-Keyport     Available in 1994 but no accumulation units
Strategic Income Fund)     were purchased.

Colonial International       9.788            10.146          537      1996
Fund for Growth (formerly    9.371             9.788          540      1995
named Colonial-Keyport      10.000 (5/24/94)   9.371          599      1994
International Fund for
Growth)

Stein Roe Growth Stock      22.337            26.727        5,077      1996
Fund (formerly named        16.435            22.337        4,239      1995
Managed Growth Stock        17.787            16.435        6,259      1994
Fund)                       17.173            17.787        6,593      1993
                            16.323            17.173        8,430      1992
                            11.176            16.323        3,630      1991
                            11.520            11.176        3,545      1990
                             8.889            11.520        5,212      1989
Managed Growth Stock         8.497             8.889        2,999      1988
Trust                       10.000 (6/18/87)   8.497        2,355      1987

Stein Roe Special Venture   31.595            39.571       24,773      1996
Fund  (formerly named       28.653            31.595       24,833      1995
Capital Appreciation Fund   28.059            28.653       29,605      1994
and  Aggressive Stock       21.437            28.059       39,376      1993
Fund)                       18.978            21.437       47,198      1992
                            14.014            18.978       40,776      1991
                            15.614            14.014       40,304      1990
                            12.078            15.614       50,936      1989
Aggressive Stock Trust      11.121            12.078       44,345      1988
                            12.241            11.121       53,129      1987

Newport Tiger Fund          10.000(2/5/96)    10.371        1,762      1996
(formerly named Newport-   Available in 1995 but no accumulation units were
Keyport Tiger Fund)        purchased


*The date after each $10.00 value is when Keyport first purchased mutual fund shares for that Sub-Account of the Variable Account.

Accumulation unit values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

                1989-1996 ACCUMULATION UNIT VALUES FOR CONTRACTS
                      DESCRIBED IN NUMBERS FOUR AND SIX

                         Accumulation    Accumulation    Number of
                          Unit Value      Unit Value    Accumulation
                           Beginning         End         Units End
Sub-Account                of  Year*       of  Year       of   Year    Year


Stein Roe Money Market     $22.563          $23.457       885,248     1996
Fund (formerly  named       21.580           22.563       930,979     1995
Cash Income Fund)           20.996           21.580     1,184,102     1994
                            20.648           20.996     1,384,339     1993
                            20.155           20.648     1,697,243     1992
                            19.243           20.155     2,138,976     1991
                            18.016           19.243     2,936,979     1990
                            16.686           18.016     3,493,117     1989

Colonial U.S. Stock         12.722           15.346        28,128     1996
Fund (formerly named        10.000(1/13/95)  12.722        22,589     1995
Colonial-Keyport U.S.       Available in 1994 but no accumulation units were
Stock Fund and Colonial-    purchased.
Keyport U.S. Fund for
Growth)

Stein Roe Mortgage          16.740           17.352        42,934     1996
Securities Fund             14.608           16.740        68,359     1995
(formerly named Mortgage    14.990           14.608        72,190     1994
Securities Income Fund)     14.248           14.990       114,507     1993
                            13.582           14.248        85,079     1992
                            11.983           13.582        78,913     1991
                            11.093           11.983        60,390     1990
                            10.000(1/13/89)  11.093        12,608     1989

Colonial Growth and         13.097           15.274        16,326     1996
Income Fund (formerly       10.165           13.097        13,781     1995
named Colonial-Keyport      10.344           10.165        10,136     1994
Growth and Income Fund)     10.000 (8/3/93)  10.344         8,415     1993

Stein Roe Balanced Fund     30.394           34.791       266,198     1996
(formerly named Managed     24.465           30.394       296,617     1995
Assets Fund)                25.524           24.465       299,672     1994
                            23.589           25.524       348,975     1993
                            22.156           23.589       339,963     1992
                            17.492           22.156       372,220     1991
                            17.799           17.492       356,575     1990
                            14.681           17.799       459,250     1989

Stein Roe Global            11.577           12.209        13,770     1996
Utilities Fund (formerly     8.651           11.577        24,359     1995
named Colonial-Keyport       9.737            8.651        18,049     1994
Utilities Fund)             10.000(7/21/93)   9.737        23,195     1993

Colonial Strategic          11.305           12.281       446,354     1996
Income Fund (formerly       10.000(2/28/95)  11.305       465,616     1995
named Colonial-Keyport      Available in 1994 but no accumulation units were
Strategic Income Fund)      purchased.

Colonial International       9.842           10.238        21,566     1996
Fund for Growth              9.390            9.842        27,992     1995
(formerly named Colonial-   10.000 (5/25/94)  9.390        44,610     1994
Keyport International
Fund for Growth)

Stein Roe Growth Stock      56.113           67.374        66,920     1996
Fund (formerly named        41.147           56.113        60,347     1995
Managed Growth Stock        44.377           41.147        56,165     1994
Fund)                       42.701           44.377        66,644     1993
                            40.447           42.701        67,611     1992
                            27.598           40.447        54,873     1991
                            28.349           27.598        43,639     1990
                            21.801           28.349        38,197     1989

Stein Roe Special Venture   62.755           78.867       270,716     1996
Fund (formerly named        56.716           62.755       329,680     1995
Capital Appreciation        56.611           56.716       346,355     1994
Fund and Aggressive Stock   42.142           56.611       398,198     1993
Fund)                       37.181           42.142       446,136     1992
                            27.361           37.181       466,795     1991
                            30.380           27.361       581,842     1990
                            23.420           30.380       611,392     1989

Newport Tiger Fund          10.438           11.496        15,623     1996
(formerly named Newport-    10.000(5/24/95)  10.438        15,701     1995
Keyport Tiger Fund)


*The date after each $10.00 value is when Keyport first purchased mutual fund shares for that Sub-Account of the Variable Account.

Accumulation unit values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

   1987-1988 ACCUMULATION UNIT VALUES FOR CONTRACTS DESCRIBED IN NUMBER FOUR
                         (QUALIFIED CONTRACTS ONLY)

                         Accumulation    Accumulation    Number of
                          Unit Value      Unit Value    Accumulation
                           Beginning         End         Units End
Sub-Account                of   Year       of  Year       of   Year     Year

Cash Income                $15.741            $16.686      1,632,674     1988
Trust                       14.960             15.741      1,885,426     1987

Managed Assets              13.576             14.681        219,163     1988
Trust                       13.425             13.576        293,796     1987

Aggressive Stock            21.491             23.420        409,556     1988
Trust                       23.575             21.491        571,229     1987

  1987-1988 ACCUMULATION UNIT VALUES FOR CONTRACTS DESCRIBED IN NUMBER FOUR
                       (NON-QUALIFIED CONTRACTS ONLY)

                         Accumulation    Accumulation    Number of
                          Unit Value      Unit Value    Accumulation
                           Beginning         End         Units End
Sub-Account                of   Year      of   Year      of   Year    Year

Cash Income                $15.747           $16.692      2,498,152   1988
Trust                       14.966            15.747      3,219,029   1987

Managed Assets              13.636            14.746        312,640   1988
Trust                       13.484            13.636        382,205   1987

Aggressive Stock            18.951            20.651        414,759   1988
Trust                       20.788            18.951        711,443   1987

Accumulation unit values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

           ACCUMULATION UNIT VALUES FOR QUALIFIED CONTRACTS DESCRIBED
             IN NUMBER FIVE (1987-1996) AND NUMBER SIX (1987-1988)

                            Accumulation    Accumulation    Number of
                             Unit Value      Unit Value    Accumulation
                              Beginning         End         Units End
Sub-Account                   of   Year       of   Year      of   Year     Year


Quality Bond Fund             36.552            36.562          999        1996
(formerly Keystone            31.679            36.552          959        1995
Custodian Fund,               33.702            31.679        2,523        1994
Series B-1)                   31.286            33.702        2,731        1993
                              30.422            31.286        2,563        1992
                              26.897            30.422        2,880        1991
                              25.457            26.897        2,688        1990
                              22.978            25.457        2,541        1989
                              21.834            22.978       27,480        1988
                              22.649            21.834       29,482        1987

Diversified Bond              35.378            36.980          708        1996
Fund (formerly                31.149            35.378          558        1995
Keystone Custodian            33.798            31.149          414        1994
Fund, Series  B-2)            29.983            33.798          254        1993
                              27.600            29.983          149        1992
                              23.489            27.600          714        1991
                              24.242            23.489          851        1990
                              23.330            24.242        1,392        1989
                              21.238            23.330       26,902        1988
                              21.429            21.238       38,962        1987

High Income  Bond             30.569            33.468          481        1996
Fund (formerly                28.120            30.569          527        1995
Keystone Custodian            32.345            28.120          514        1994
Fund, Series  B-4)            25.880            32.345          579        1993
                              22.132            25.880          571        1992
                              15.763            22.132        3,596        1991
                              20.364            15.763        4,427        1990
                              21.699            20.364        5,688        1989
                              19.605            21.699       36,779        1988
                              20.605            19.605       53,498        1987


(Accumulation unit values continue on the next page)

          ACCUMULATION UNIT VALUES FOR QUALIFIED CONTRACTS DESCRIBED
             IN NUMBER FIVE (1987-1996) AND NUMBER SIX (1987-1988)
                                 (CONTINUED)

                         Accumulation     Accumulation   Number of
                          Unit Value       Unit Value   Accumulation
                          Beginning          End          Units End
Sub-Account               of  Year         of  Year       of Year       Year


Growth and Income           43.376           50.864        2,664      1996
Fund (formerly              33.202           43.376        4,179      1995
Keystone Custodian          35.621           33.202        5,248      1994
Fund, Series S-1)           32.763           35.621        6,382      1993
                            33.076           32.763        7,180      1992
                            25.924           33.076       14,956      1991
                            27.459           25.924       18,927      1990
                            21.801           27.459       21,757      1989
                            20.301           21.801       49,631      1988
                            19.774           20.301       63,034      1987

Small Company Growth        42.685           41.893       10,123      1996
Fund (formerly              32.263           42.685        9,696      1995
Keystone Custodian          32.527           32.263       12,813      1994
Fund, Series S-4)           26.208           32.527       13,929      1993
                            24.094           26.208       16,338      1992
                            14.071           24.094       53,908      1991
                            15.122           14.071       61,931      1990
                            12.355           15.122       70,739      1989
                            11.166           12.355      133,891      1988
                            11.969           11.166      177,623      1987


Accumulation unit values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

                                 APPENDIX C

                           TELEPHONE INSTRUCTIONS

                   Telephone Transfers of Contract Values

1. If there are joint Contract Owners, both must authorize Keyport to accept telephone instructions but either Owner can give Keyport telephone instructions.

2. All callers will be required to identify themselves. Keyport reserves the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to Keyport's satisfaction.

3. Neither Keyport nor any person acting on its behalf shall be subject to any claim, loss, liability, cost or expense if it or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent; however, Keyport will employ reasonable procedures to confirm that a telephone instruction is genuine and, if Keyport does not, Keyport may be liable for losses due to an unauthorized or fraudulent instruction. The Contract Owner thus bears the risk that an unauthorized or fraudulent instruction that is executed may cause the Contract Value to be lower than it would be had no instruction been executed.

4. All conversations will be recorded with disclosure at the time of the call.

5. The application for the Contract may allow a Contract Owner to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, such power will be treated as durable in nature and shall not be affected by the subsequent incapacity, disability or incompetency of the Contract Owner. Either Keyport or the authorized person may cease to honor the power by sending written notice to the Contract Owner at the Contract Owner's last known address. Neither Keyport nor any person acting on its behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6. Telephone authorization shall continue in force until (a) Keyport receives the Contract Owner's written revocation, (b) Keyport discontinues the privilege, or (c) Keyport receives written evidence that the Contract Owner has entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. Telephone transfer instructions received by Keyport at 800-367-3653 before the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time) will be initiated that day based on the unit value prices calculated at the close of that day. Instructions received after the close of trading on the NYSE will be initiated the following business day.

8.   Once instructions are accepted by Keyport, they may not be canceled.

9. All transfers must be made in accordance with the terms of the Contract and current prospectus. If the transfer instructions are not in good order, Keyport will not execute the transfer and will notify the caller within 48 hours.

10. If 100% of any Sub-Account's value is transferred and the allocation formula for purchase payments includes that Sub-Account, then the allocation formula for future purchase payments will change accordingly unless Keyport receives telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless Keyport is instructed otherwise.

        Telephone Changes to Purchase Payment Allocation Percentages

                      Numbers 1-6 above are applicable.

                                 APPENDIX D

                            DOLLAR COST AVERAGING


Keyport offers a dollar cost averaging program that Contract Owners may participate in by Written Request. The program periodically transfers
Accumulation Units from the SRMMF Sub-Account or the One-Year Guarantee Period of the Fixed Account to other Sub-Accounts selected by the Contract Owner. The program allows a Contract Owner to invest in non-"money market" Sub-Accounts over time rather than having to invest in those Sub-Accounts all at once.

The program is available for initial and subsequent purchase payments and for Contract Value transferred into the SRMMF Sub-Account or One-Year Guarantee Period. Under the program, Keyport makes automatic transfers on a periodic basis out of the SRMMF Sub-Account or the One-Year Guarantee Period into one or more of the other available Sub-Accounts (Keyport reserves the right to limit the number of Sub-Accounts the Contract Owner may choose but there are currently no limits). The automatic transfer program does not guarantee a profit nor does it protect against loss in declining markets. The One-Year Guarantee Period option of the program is not available under Contracts issued to New Jersey and Washington residents.

The Contract Owner by Written Request must specify the SRMMF Sub-Account or One-Year Guarantee Period from which the transfers are to be made, the monthly amount to be transferred (minimum $150) and the Sub-Account(s) to which the transfers are to be made. The first transfer will occur at the close of the Valuation Period that includes the 30th day after the receipt of the Contract Owner's Written Request. Each succeeding transfer will occur one month later (e.g., if the 30th day after the receipt date is April 8, the second transfer will occur at the close of the Valuation Period that includes May 8). When the remaining value is less than the monthly transfer amount, that remaining value will be transferred and the program will end. Before this final transfer, the Contract Owner may extend the program by allocating additional purchase payments to the SRMMF Sub-Account or One-Year Guarantee Period or by transferring Contract Value to the SRMMF Sub-Account or One-Year Guarantee Period. The Contract Owner may, by Written Request or by telephone, change the monthly amount to be transferred, change the Sub-Account(s) to which the transfers are to be made, or end the program. The program will automatically end if the Income Date occurs. Keyport reserves the right to end the program at any time by sending the Contract Owner a notice one month in advance.


Written or telephone instructions must be received by Keyport by the end (currently 5:00 PM Eastern Time) of the business day preceding the next scheduled transfer in order to be in effect for that transfer. Telephone instructions are subject to the conditions and procedures established by Keyport from time to time. The current conditions and procedures appear below and Contract Owners in a dollar cost averaging program will be notified, in advance, of any changes.

1. If there are joint Contract Owners, either Owner can give Keyport telephone transfer instructions.

2. All callers will be required to identify themselves. Keyport reserves the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to Keyport's satisfaction.

3. Neither Keyport nor any person acting on its behalf shall be subject to any claim, loss, liability, cost or expense if it or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent; however, Keyport will employ reasonable procedures to confirm that a telephone instruction is genuine and, if Keyport does not, Keyport may be liable for losses due to an unauthorized or fraudulent instruction. The Contract Owner thus bears the risk that an unauthorized or fraudulent instruction that is executed may cause the Contract Value to be lower than it would be had no instruction been executed.

4. All conversations will be recorded with disclosure at the time of the call.

5. Telephone authorization shall continue in force until (a) Keyport receives the Contract Owner's written revocation, (b) Keyport discontinues the privilege, or (c) Keyport receives written evidence that the Contract Owner has entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

6. Telephone instructions must be received by Keyport at 800-367-3653 before the end (currently 5:00 P.M. Eastern Time) of the business day preceding the next scheduled transfer in order to be in effect for that transfer.

7. Once instructions are accepted by Keyport, they may not be canceled. New telephone instructions may be given on the following business day.

8. All instructions must be made in accordance with the terms of the Contract and current prospectus. If the instructions are not in good order, Keyport will not execute them and will notify the caller within 48 hours.

Keyport previously offered a Value-Added Dollar Cost Averaging Program for initial purchase payments made under Contracts issued generally before August 1, 1993. The remainder of this Appendix describes that program for the benefit of Contract Owners who are still participating in it.


The Value-Added Dollar Cost Averaging program uses the SRMMF-DCA Sub-Account and was available only for the initial purchase payment (and for subsequent payments under Qualified Contracts meeting the conditions described below). The SRMMF-DCA Sub-Account is the only Sub-Account with no deduction for the Contract's 1.40% asset-based charge.

A Contract Owner was able to allocate all or part of the initial purchase payment to the SRMMF-DCA Sub-Account for automatic transfers over either 12 months or 24 months. The Contract Owner allocated at least $1,800 if 12 months was selected and at least $3,600 if 24 months was selected. Based on the period the Owner selected, Keyport transfers each month either 1/12 or 1/24 of the original allocated amount from the SRMMF-DCA Sub-Account to the Sub-Account(s) chosen by the Owner. The first transfer occurred at the close of the Valuation Period that included the 30th day after the Issue Date of the Contract. Each succeeding transfer occurs one month later (e.g., if the 30th day after the Issue Date is April 8, the second transfer occurred at the close of the Valuation Period that included May 8). The last transfer (the 12th or 24th transfer, as applicable) will be of all the remaining value in the SRMMF-DCA Sub-Account. Before this final transfer, the Contract Owner may, by Written Request or by telephone, change the Sub-Account(s) to which the transfers are to be made or end the program (see the fourth paragraph of this Appendix). If the Contract Owner transfers any SRMMF-DCA Sub-Account value outside the program, the program will automatically end. The program will also automatically end if the Income Date occurs. If the program ends for any reason, Keyport, in the absence of instructions to the contrary, will transfer any remaining SRMMF-DCA Sub-Account value to the SRMMF Sub-Account. Once the program ends, a Contract Owner may not restart it.

If a Qualified Contract application stated the Value-Added Dollar Cost Averaging program was to apply to multiple transfer or rollover payments that would all be made to Keyport within a reasonable time, the program began as stated above with the first transfer or rollover payment received by Keyport. Then, as each subsequent transfer or rollover payment was received, that payment was added to the then-current SRMMF-DCA Sub-Account value and divided by the applicable 1/12 or 1/24 to determine a new monthly transfer amount. The total SRMMF-DCA Sub-Account value will then be transferred out monthly for the applicable 12 or 24 transfers. Each monthly transfer continues to occur on the monthly transfer date established for the first payment allocated to the program.

                         [PREFERRED ADVISOR LOGO]

                          KEYPORT PREFERRED ADVISOR
                                 PROSPECTUS


                              NOVEMBER 15, 1997







































                    NOT                 May lose value
                    FDIC                No bank guarantee
                    INSURED

                               Distributed by:

                      Keyport Financial Services Corp.
                   125 High Street, Boston, MA 02110-2712
                             [KEYPORT LIFE LOGO]
                                 Issued by:
                       Keyport Life Insurance Company
                   125 High Street, Boston, MA 02110-2712


Keyport Logo is a registered service mark of Keyport Life Insurance Company.
                                  KAVP 5/97


 Yes. I would like to receive the Keyport Preferred Advisor Variable Annuity Statement of Additional Information.

 Yes. I would like to receive the SteinRoe Variable Investment Trust Statement of Additional Information.

 Yes. I would like to receive the Liberty Variable Investment Trust Statement of Additional Information.


Name

Address

City, State Zip

                             BUSINESS REPLY MAIL
                FIRST CLASS MAIL  PERMIT NO. 6719  BOSTON, MA
                      POSTAGE WILL BE PAID BY ADDRESSEE

                          KEYPORT LIFE INSURANCE CO
                               125 HIGH STREET
                            BOSTON, MA 02110-9773

             NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES.

                                     PART B

                   STATEMENT OF ADDITIONAL INFORMATION

                   INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                    DEFERRED VARIABLE ANNUITY CONTRACT
                                ISSUED BY
                           KMA VARIABLE ACCOUNT
                                   AND
                KEYPORT LIFE INSURANCE COMPANY ("Keyport")



This Statement of Additional Information is not a prospectus but it relates to, and should be read in conjunction with, the variable annuity prospectus dated November 15, 1997. The prospectus is available, at no charge, by writing Keyport at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466.



                            TABLE OF CONTENTS

                                                             Page


Keyport Life Insurance Company ............................   2
Variable Annuity Benefits..................................   2
  Variable Annuity Payment Values..........................   2
  Re-Allocating Sub-Account Payments.......................   3
Principal Underwriter......................................   4
Custodian..................................................   4
Experts....................................................   4
Investment Performance.....................................   4
  Average Annual Total Return for a Contract that is
    Surrendered and for a Contract that Continues..........   6
  Change in Accumulation Unit Value........................   7
  Yields for SRMMF and SRMMF-DCA Sub-Accounts..............   8
Financial Statements.......................................   11
  Keyport Life Insurance Company...........................   11
  KMA Variable Account.....................................   33







The date of this statement of additional information is November 15, 1997









KMANOV1997.SAI

                      KEYPORT LIFE INSURANCE COMPANY

     Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance and financial services institution, is the ultimate corporate parent of Keyport. Liberty Mutual ultimately controls Keyport through the following intervening holding company subsidiaries: Liberty Mutual Equity Corporation, LFC Holdings Inc., Liberty Financial Companies, Inc. ("LFC") and SteinRoe Services, Inc. Liberty Mutual, as of December 31, 1996, owned, indirectly, at least 80% of the combined voting power of the outstanding voting stock of LFC (with the balance being publicly held). As of 12/31/96, Keyport owned in its own name (not for the benefit of Contract Owners) 6.71% of the total assets of the Variable Account. Prior to January 1, 1991, Keyport's name was Keystone Provident Life Insurance Company. For additional information about Keyport, see page 9 of the prospectus.

                        VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

     For each variable payment option, the total dollar amount of each periodic payment will be equal to: (a) the sum of all Sub-account payments; less (b) the pro-rata amount of the annual Contract Maintenance Charge.

     The first payment for each Sub-Account will be determined by deducting any applicable Contract Maintenance Charge and any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Contract's annuity table for the particular payment option; or (b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

     The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

     Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Unit value applicable during any Valuation Period is determined at the end of such period.


     When Keyport first purchased the Eligible Fund shares of SteinRoe Variable Investment Trust and Liberty Variable Investment Trust on behalf of the Variable Account, Keyport valued each Annuity Unit for each Sub-Account at $10. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Keyport calculates a net investment factor for each Sub-Account by dividing (a) by
(b), where:


          (a) is equal to the net investment factor defined on page 16 of the prospectus without any deduction for the sales charge defined in (c)(ii) on that page; and

          (b) is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Contract's annuity tables is 6% per year (5% per year for Oregon contracts.) An AIR of 3% per year is also currently available upon Written Request.

     With a particular AIR, payments after the first one will increase or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 6% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 6%, 3%, or 0% between the time of the first and second payments. With an actual 9% return, the 3% AIR and 6% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 6% return, the 3% AIR payment would increase in amount while the 6% AIR payment would stay the same. With an actual return of 3%, the 3% AIR payment would stay the same while the 6% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 6% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 6% AIR payment amount. Note though that if Option 1 (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 6% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 6% AIR payment amount.

Re-Allocating Sub-Account Payments

     The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Any change requested must be at least six months after a prior selection. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 10% and must be a whole number. At the end of the Valuation Period during which Keyport receives the request, Keyport will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

                          PRINCIPAL UNDERWRITER

     The Contract, which is offered continuously, is distributed by Keyport Financial Services Corp. ("KFSC"), a wholly-owned subsidiary of Keyport. During the fiscal years ended December 31, 1996, 1995 and 1994, Keyport paid KFSC underwriting commissions for the Contract of $0.00, $0.00, and $0.00, respectively.

                                CUSTODIAN

     The custodian of the assets of the KMA Variable Account is State Street Bank and Trust Company, a state chartered trust company. Its principal office is at 225 Franklin Street, Boston, Massachusetts.

                                 EXPERTS

     The consolidated financial statements of Keyport Life Insurance Company at December 31, 1996, and for the year then ended, and the financial statements of Keyport Life Insurance Company-KMA Variable Account as of December 31, 1996 and for the year then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

     The consolidated financial statements of Keyport Life Insurance Company and subsidiaries as of December 31, 1995 and for each of the years in the two-year period ended December 31, 1995 have been included herein in reliance on the report of KPMG Peat Marwick LLP, independent certified public accountants, included elsewhere herein and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering the December 31, 1995 financial statements refers to a change in accounting to adopt Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

     The financial statements of Keyport Life Insurance Company's KMA Variable Account for the year, or other period as applicable, ended December 31, 1995 have been included herein in reliance on the report of KMPG Peat Marwick LLP, independent certified public accountants, included elsewhere herein and upon the authority of said firm as experts in accounting and auditing.

                          INVESTMENT PERFORMANCE

     The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report) or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as sales charges or administrative charges) that are deducted directly from contract values.


     Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity. Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

     The tables below provide performance results for each Sub-Account through December 31, 1996. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract Owner. Moreover, the performance information for four of the Sub-Accounts (SRMSF, SRBF, SRGSF and SRSVF) reflects the investment experience of the Eligible Funds previously available under the Variable Account. The Funds of the SteinRoe Trust replaced these other mutual funds as the Eligible Funds beginning January 1, 1989. These other funds had a different investment adviser (Keystone Custodian Funds, Inc.) than the SteinRoe Trust (Stein Roe & Farnham, Incorporated). See Appendix B of the prospectus. The performance information for the same four Sub-Accounts also reflects historical asset-based charges for the period before May 1, 1989 that are at a lower level than the current asset-based charges.


Average Annual Total Return for a Contract that is Surrendered and for a Contract that Continues

     The first section of the following table was calculated using the method prescribed by the Securities and Exchange Commission. It illustrates each Sub-Account's average annual total return over the periods shown assuming a single $1,000 initial purchase payment and the surrender of the contract at the end of each period. The Sub-Account's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Sub-Account for the period specified.

     Each calculation assumes that the $1,000 initial purchase payment was allocated to only one Sub-Account and no transfers or additional purchase payments were made. The rate of return reflects all charges assessed against a Contract and the Sub-Account except for any premium taxes that may be payable. The charges reflected are: a Contingent Deferred Sales Charge that applies when the hypothetical Contract is surrendered; the annual 1.25% Mortality and Expense Risk Charge; for any period on or after May 1, 1989, the annual 0.15% sales charge; and, on an allocated basis, the Contract's Contract Maintenance Charge that is deducted at the end of each year and upon surrender. The Contingent Deferred Sales Charge used in the calculations for a particular Sub-Account is equal to the percentage charge in effect at the end of the period multiplied by: the assumed $1,000 payment less any amount of that payment that is free of Contingent Deferred Sales Charge under the Contract's surrender provisions. The percentage charge declines from 7% to 1% over 7 years by 1% per year. The Contract Maintenance Charge used in the calculations for a particular Sub-Account is equal to a dollar and time-weighted average for that Sub-Account based on a yearly charge of $30 for the portion of the period shown that is before 7/1/94 and $36 for any later portion of that period. A particular Sub-Account's prorated portion is then equated to a $1,000 basis by multiplying it by a fraction equal to $1,000 divided by the average Contract Value in that Sub-Account during the period shown.

     The second section of the table was calculated in the same manner as the first except no Contingent Deferred Sales Charge was deducted since it is assumed the Contract continues through the end of each period.

     If the current charges under the Contracts had been in effect during the period before May 1, 1989, any total return percentage that includes a period before May 1, 1989 would be lower than the percentage shown since current Accumulation Unit values reflect additional asset-based charges of .15% (i.e., total asset-based charges of 1.40% rather than 1.25%).

   Average Annual Total Return for a    Average Annual Total Return for a
    Contract Surrendered on 12/31/96    Contract Still in force on 12/31/96
Hypothetical $1,000 Purchase Payment* Hypothetical $1,000 Purchase Payment*

          Length of Investment Period     Length of Investment Period

Sub-    One  Five  Ten   Since Contract  One   Five   Ten   Since Contract
Account Year Years Years Inception Shown Year  Years  Years Inception Shown

SRMSF  -2.35% 4.25%  6.00% 6.09%(10/27/86) 3.23% 4.59% 6.00% 6.09%(10/27/86)
SRBF    7.96  8.68   9.58 11.19(5/14/85)  13.96  8.96  9.58 11.19 (5/14/85)
SRGSF  13.55  9.99    N/A 11.66(5/26/87)  19.55 10.26  N/A  11.66 (5/26/87)
SRSVF  19.12 15.51  12.41 12.25(5/16/85)  25.12 15.73 12.41 12.41(5/16/85)
SRGUF  -0.64   N/A    N/A  4.55(7/1/93)    5.03   N/A   N/A  5.56(7/1/93)
CGIF   10.14   N/A    N/A 11.86(7/1/93)   16.14   N/A   N/A 12.72(7/1/93)
CIFG   -2.00   N/A    N/A -1.44(5/3/94)    3.60   N/A   N/A  0.27 (5/3/94)
CUSF   14.13   N/A    N/A 19.02(7/6/94)   20.13   N/A   N/A 20.56 (7/6/94)
CSIF    2.34   N/A    N/A  8.17(7/14/94)   8.18   N/A   N/A  9.95 (7/14/94)
NTF     3.76   N/A    N/A 11.28(5/1/95)    9.68   N/A   N/A 14.60  (5/1/95)

* Expense reimbursement was applicable to SRMSF beginning January 1, 1989 to the extent expenses, including management fees, exceeded 1.00% of average annual assets. See footnote 4 on page 5 of the prospectus for the expense reimbursement percentages applicable to SRMSF and the other Funds of the SteinRoe Trust beginning May 1, 1993. See footnote 3 on page 5 of the prospectus for the expense reimbursement applicable to the Liberty Trust Funds beginning July 1, 1993; CSIF was at 1.00% before May 1, 1995 when it decreased to .80%. The return percentages shown would be lower without this expense reimbursement.


Change in Accumulation Unit Value

     The following performance information illustrates the average annual change and the actual annual change in Accumulation Unit values for each Sub-Account and is computed differently than the standardized average annual total return information.

     A Sub-Account's average annual change in Accumulation Unit values is the annualized rate at which the value of a Unit changes over the time period illustrated. A Sub-Account's actual annual change in Accumulation Unit values is the rate at which the value of a Unit changes over each 12-month period illustrated. These rates of change in Accumulation Unit values reflect the Contract's annual 1.25% Mortality and Expense Risk Charge and for any period on or after May 1, 1989, the annual .15% sales charge. They do not reflect deductions for any Contingent Deferred Sales Charge, Contract Maintenance Charge, and premium taxes. The rates of change would be lower if these charges were included.

     If the current charges under the Contract had been in effect during the period before May 1, 1989, any change percentage that includes a period before May 1, 1989 would be lower than the percentage shown since current Accumulation Unit values reflect additional asset-based charges of .15% (i.e., total asset-based charges of 1.40% rather than 1.25%).

           Average Annual Change
           In Accumulation Unit               12-Month Period Change
            Value From Contract             in Accumulation Unit Value**
Sub-         Inception Shown
Account     through 12/31/96**  1986     1987   1988    1989    1990    1991

SRMSF        6.10%(10/27/86)    1.84%*  -0.01%*  5.79%  11.46%   7.59%  12.90%
SRBF        11.21  (5/14/85)   17.56     0.88    7.87   21.16   -2.11   26.17
SRGSF       11.67  (5/26/87)    N/A     -7.98*   4.71   29.71   -3.04   45.98
SRSUF       12.26  (5/16/85)    8.60    -9.06    8.71   29.45  -10.29   35.36
SRGUF        5.58  (7/1/93)     N/A      N/A     N/A     N/A     N/A     N/A
CGIF        12.73  (7/1/93)     N/A      N/A     N/A     N/A     N/A     N/A
CIFG         0.28  (5/3/94)     N/A      N/A     N/A     N/A     N/A     N/A
CUSF        20.55  (7/6/94)     N/A      N/A     N/A     N/A     N/A     N/A
CSIF         9.95  (7/14/94)    N/A      N/A     N/A     N/A     N/A     N/A
NTF         14.59  (5/1/95)     N/A      N/A     N/A     N/A     N/A     N/A


Sub-        12-Month Period Change in Accumulation Unit Value**
Account         1992       1993      1994      1995      1996

SRMSF           4.49%      4.79%    -2.93%    14.15%     3.24%
SRBF            6.04       7.78     -4.52     23.75     14.02
SRGSF           5.16       3.52     -7.64     35.84     19.59
SRSUF          12.90      33.80     -0.21     10.21     25.18
SRGUF           N/A       -2.38*   -11.51     33.29      5.05
CGIF            N/A        4.28*    -2.12     28.34     16.16
CIFG            N/A        N/A      -6.86*     4.39      3.61
CUSF            N/A        N/A       3.69*    27.91     20.14
CSIF            N/A        N/A       0.14*    16.67      8.20
NTF             N/A        N/A       N/A      14.45*     9.70


* Percentage of change is for less than 12 months; it is for the period from the inception date shown in the second column to the end of the year.


** Expense reimbursement was applicable to SRMSF beginning January 1, 1989 to the extent expenses, including management fees, exceeded 1.00% of average annual assets. See footnote 4 on page 5 of the prospectus for the expense reimbursement percentages applicable to SRMSF and the other Funds of the SteinRoe Trust beginning May 1, 1993. See footnote 3 on page 5 of the prospectus for the expense reimbursement applicable to the Liberty Trust Funds beginning July 1, 1993; CSIF was at 1.00% before May 1, 1995 when it decreased to .80%. The return percentages shown would be lower without this expense reimbursement.

Yields for SRMMF and SRMMF-DCA Sub-Accounts

Yield and effective yield percentages for the SRMMF and SRMMF-DCA Sub-Accounts are calculated using the method prescribed by the Securities and Exchange Commission. Both yields reflect the deduction of the annual 1.40% asset-based Contract charges (this deduction is not applicable to the SRMMF-DCA Sub-Account and accounts for the SRMMF-DCA Sub-Account yields being higher than the SRMMF yields). Both yields also reflect, on an allocated basis, the Contract's annual $36 Contract Maintenance Charge. Both yields do not reflect Contingent Deferred Sales Charges and premium taxes. The yields would be lower if these charges were included. The following are the standardized formulas:


Yield equals:  (A - B - 1) X  365
                  C            7

Effective Yield Equals:  (A - B)365/7 - 1
                       C
Where:

          A =  the Accumulation Unit value at the end of the 7-day period.


          B = hypothetical Contract Maintenance Charge for the 7-day period. The assumed annual SRMMF charge is equal to the $36 Contract charge multiplied by a fraction equal to the average number of Contracts with SRMMF Sub-Account value during the 7-day period divided by the average total number of Contracts during the 7-day period. This annual amount is converted to a 7-day charge by multiplying it by 7/365. It is then equated to an Accumulation Unit size basis by multiplying it by a fraction equal to the average value of one SRMMF Accumulation Unit during the 7-day period divided by the average Contract Value in SRMMF Sub-Account during the 7-day period. The assumed annual SRMMF-DCA charge is similarly calculated using SRMMF-DCA data.

          C = the Accumulation Unit value at the beginning of the 7-day period.

     The yield formula assumes that the weekly net income generated by an investment in the SRMMF or SRMMF-DCA Sub-Account will continue over an entire year. The effective yield formula also annualizes seven days of net income but it assumes that the net income is reinvested over the year. This compounding effect causes effective yield to be higher than the yield.




     For the 7-day period ended 12/31/96 the yield for the SRMMF Sub-Account was 3.70% and the effective yield was 3.77%. For the SRMMF-DCA Sub-Account the yield was 5.10% and the effective yield was 5.23%.

                     THIS PAGE INTENTIONALLY LEFT BLANK

                      Report of Independent Auditors




   The Board of Directors
   Keyport Life Insurance Company

   We  have  audited the accompanying consolidated balance sheet of Keyport
Life   Insurance  Company  as  of  December  31,  1996,  and  the   related
consolidated statements of income, stockholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Keyport Life Insurance Company at December 31, 1996 and the consolidated results of its operations and its cash flows for the year then ended, in conformity with generally accepted accounting principles.

   As  discussed  in Note 1 to the consolidated financial  statements,   in
1994, the Company changed its method of accounting for certain investments in debt and equity securities.



                                                  /s/Ernst & Young LLP

   February 5, 1997
   Boston, Massachusetts

                        Independent Auditors' Report



The Board of Directors
Keyport Life Insurance Company

We have audited the consolidated financial statements of Keyport Life Insurance Company and subsidiaries as of December 31, 1995, and for each of the years in the two-year period ended December 31, 1995. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Keyport Life Insurance Company and subsidiaries as of December 31, 1995, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 1995, in conformity with generally accepted accounting principles.

As discussed in note 1 to the consolidated financial statements, the Company adopted Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.






/s/KPMG Peat Marwick LLP
KPMG Peat Marwick LLP
Boston, Massachusetts
February 16, 1996




                      KEYPORT LIFE INSURANCE COMPANY
                        CONSOLIDATED BALANCE SHEET
                              (in thousands)

                                                       December 31
                     ASSETS                         1996            1995

Cash and investments:
   Fixed maturities available for sale
    (amortized cost:  1996 - $10,500,431;
    1995 - $9,227,834)                          $10,718,644     $ 9,535,948
   Equity securities (cost:  1996 - $19,412;
    1995 - $17,521)                                  35,863          25,214
   Mortgage loans                                    67,005          74,505
   Policy loans                                     532,793         498,326
   Other invested assets                            183,622          10,748
   Cash and cash equivalents                        767,385         777,384
               Total cash and investments        12,305,312      10,922,125

Accrued investment income                           146,778         132,856
Deferred policy acquisition costs                   250,355         179,672
Value of insurance in force                          70,819          43,939
Intangible assets                                    19,186          20,314
Federal income taxes recoverable                        323           9,205
Other assets                                         40,316          12,859
Separate account assets                           1,091,468         959,224

               Total assets                     $13,924,557     $12,280,194

                  LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

   Policy liabilities                           $11,637,528     $10,084,392
   Current federal income taxes                      13,123           7,666
   Deferred federal income taxes                     25,747          32,823
   Payable for investments purchased
    and loaned                                      211,234         317,715
   Other liabilities                                 38,476          46,161
   Separate account liabilities                   1,017,667         889,106

              Total liabilities                  12,943,775      11,377,863

Stockholder's equity:
   Common stock, $1.25 par value; authorized
     8,000 shares;issued and outstanding
     2,412 shares                                     3,015           3,015
   Additional paid-in capital                       505,933         505,933
   Net unrealized investment gains                   73,599          85,772
   Retained earnings                                398,235         307,611

              Total stockholder's equity            980,782         902,331

Total liabilities and stockholder's equity      $13,924,557     $12,280,194


                          See accompanying notes

                       KEYPORT LIFE INSURANCE COMPANY
                       CONSOLIDATED INCOME STATEMENT
                              (in thousands)

                                               Year Ended December 31

                                         1996         1995         1994

Revenues:
Investment income                      $ 790,365    $ 755,930    $ 689,575
Interest credited to policyholders      (572,719)    (555,725)    (481,926)
Investment spread                        217,646      200,205      207,649
Net realized investment gains (losses)     5,509       (3,958)      (8,220)
Fee income:
Surrender charges                         14,934       14,772       11,545
Separate account fees                     15,987       13,154       12,495
Management fees                            2,613        1,841        1,233
Total fee income                          33,534       29,767       25,273

Expenses:
Policy benefits                           (3,477)      (4,448)      (4,838)
Operating expenses                       (43,815)     (44,475)     (54,295)
Amortization of deferred policy
  acquisition costs                      (60,225)     (58,541)     (52,174)
Amortization of value of insurance
  in force                               (10,196)      (9,479)     (16,989)
Amortization of intangible assets         (1,130)      (1,130)      (1,130)

Total expenses                          (118,843)    (118,073)    (129,426)

Income before federal income tax
expense                                  137,846      107,941       95,276
Federal income tax expense               (47,222)     (38,331)     (32,051)

Net income                             $  90,624    $  69,610    $  63,225




                          See accompanying notes

                      KEYPORT LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                              (in thousands)

                                              Net
                                           Unrealized
                               Additional  Investment
                      Common    Paid-in      Gains     Retained
                      Stock     Capital     (Losses)   Earnings   Total
Balance,
  January 1, 1994    $  1,508  $505,933   $    546    $176,283   $ 684,270
Adjustment to
  beginning balance
  for change in
  accounting
  principle, net of
  federal income
  taxes                                     41,614                  41,614
Net income                                              63,225      63,225
Common stock dividend
  (1,206 shares)        1,507                           (1,507)
Change in net
  unrealized investment
  gains (losses)                          (106,624)               (106,624)

Balance,
  December 31, 1994     3,015   505,933    (64,464)    238,001     682,485

Net income                                              69,610      69,610
Change in net unrealized
     investment gains
     (losses)                              150,236                 150,236

Balance,
  December 31, 1995     3,015   505,933     85,772     307,611     902,331

Net income                                              90,624      90,624
Change in net unrealized
     investment gains
     (losses)                              (12,173)                (12,173)

Balance,
  December 31, 1996  $  3,015  $505,933   $ 73,599    $398,235   $ 980,782

                          See accompanying notes


                      KEYPORT LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENT OF CASH FLOWS
                              (in thousands)

                                           Year Ended December 31
                                        1996         1995          1994

Cash flows from operating
  activities:
     Net income                     $    90,624    $   69,610     $ 63,225
     Adjustments to reconcile net
       income to net cash provided
       by operating activities:
          Interest credited to
            policyholders               572,719       555,725      481,926
          Net realized investement
            (gains) losses               (5,509)        3,958        8,220
          Amortization of value of
            insurance in force and
            intangible assets            11,326        10,609       18,120
          Net amortization on
            investements                (29,088)        9,688       12,215
          Change in deferred
            policy acquisition costs    (24,403)      (24,630)     (38,852)
          Change in current and
            deferred federal income
            taxes                         4,938         1,953        7,731
          Net change in other assets
          and liabilities               (42,634)      (62,375)     (16,718)
              Net cash provided by
                operating activities    577,973       564,538      535,867

Cash flow from investing activities:
     Investments purchased -
       held to maturity                    --             --      (277,626)
     Investments purchased -
       available for sale            (4,363,074)   (2,851,013)  (2,624,493)
     Investments sold -
       held to maturity                    --          14,930       10,637
     Investments sold -
       available for sale             1,714,023       605,197      950,885
     Investments matured -
       held to maturity                    --         317,773      576,021
     Investments matured -
       available for sale             1,387,664       906,522      854,441
     Increase in policy loans           (34,467)      (21,033)     (35,143)
     Decrease in mortgage loans           7,500        54,947       26,520
     Other assets purchased, net       (130,087)          --           --
     Value of business acquired,
       net of cash                      (30,865)          --          (961)

           Net cash used in
            investing activities    (1,449,306)      (972,677)    (519,719)

Cash flows from financing
activities:
     Withdrawals from
       policyholder accounts        (1,154,087)      (933,785)  (1,034,464)
     Deposits to policyholder
       accounts                      2,134,504      1,116,975    1,202,076
     Securities lending               (119,083)       317,715          --

           Net cash provided by
            financing activities       861,334        500,905      167,612
Change in cash and cash equivalents     (9,999)        92,766      183,760
Cash and cash equivalents at
  beginning of year                    777,384        684,618      500,858

Cash and cash equivalents at end
  of year                             $767,385       $777,384     $684,618



                          See accompanying notes


                      KEYPORT LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             December 31, 1996

   1.  Accounting Policies

   Organization

     Keyport Life Insurance Company offers a diversified line of fixed, indexed, and variable annuity products designed to serve the growing retirement saving market. These annuity products are sold through a wide ranging network of banks, agents, and securities dealers.

     The Company is a wholly owned subsidiary of Stein Roe Services Incorporated ("Stein Roe"). Stein Roe is a wholly owned subsidiary of Liberty Financial Companies, Incorporated ("Liberty Financial") which is a majority owned, indirect subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual").

   Principles of Consolidation

   The consolidated financial statements include Keyport Life Insurance Company and its wholly owned subsidiaries, Independence Life and Annuity Company ("Independence Life"), Keyport Advisory Services Corporation, and Keyport Financial Services Corp., (collectively the "Company").

   The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities. All significant intercompany transactions and balances have been eliminated. Certain prior year amounts have been reclassified to conform to the current year's presentation.

   Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

   Investments

   Effective January 1, 1994, the Company adopted Statement of Financial Accounting Standards No. 115 "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS 115"). Investments in debt and equity securities classified as available for sale are carried at fair value, and after-tax unrealized gains and losses (net of adjustments to deferred policy acquisition costs and value of insurance in force) are reported as a separate component of stockholder's equity. Realized investment gains and losses are calculated on a first-in, first-out basis.

   On December 31, 1995, pursuant to the "Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities," the Company made a one-time reclassification of certain fixed maturity securities from held to maturity to available for sale. The amortized cost of those securities at the time of transfer was $1.4 billion, and the unrealized gain of $13.9 million was recorded net of taxes in stockholder's equity.

   For the mortgage backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

   Mortgage loans are carried at amortized cost. Policy loans are carried at the unpaid principal balances plus accrued interest.

   Fee Income

   Fees from investment advisory services are recognized as revenues when services are provided. Revenues from fixed and variable annuities and single premium whole life policies include mortality charges, surrender charges, policy fees, and contract fees and are recognized when earned.

   Deferred Policy Acquisition Costs

   Policy acquisition costs are the costs of acquiring new business which vary with, and are primarily related to, the production of new business.
Such costs include commissions, costs of policy issuance, underwriting, and selling expenses. These costs are deferred and amortized in relation to the present value of estimated gross profits from mortality, investment, and expense margins. Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on fixed maturity securities the Company has designated as available for sale. This adjustment, net of tax, is included with the change in net unrealized gains or losses that is credited or charged directly to stockholder's equity. Deferred policy acquisition costs have been decreased by $103.7 million at December 31, 1996, and decreased by $151.4 million at December 31, 1995 for this adjustment.

   Value of Insurance in Force

   Value of insurance in force represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits over periods not exceeding 15 years for annuities and 25 years for life insurance. Interest is accrued on the unamortized balance at the contract rate of 5.30%, 5.58% and 5.49% for the years ended December 31, 1996, 1995 and 1994, respectively.

   The value of insurance in force is adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized gains or losses that is credited or charged directly to stockholder's equity. Value of insurance in force has decreased by $26.0 million at December 31, 1996, and decreased by $32.5 million at December 31, 1995 for this adjustment.

   Estimated net amortization expense of the value of insurance in force as of December 31, 1996 is as follows (in thousands): 1997 - $14,237; 1998 - $12,206; 1999 - $11,236; 2000 - $10,034; 2001 - $8,582; and thereafter -
$40,506.

   Intangible Assets

   Intangible assets consist of goodwill arising from business combinations accounted for as a purchase. Amortization is provided on a straight-line basis over twenty-five years.

   Separate Account Assets and Liabilities

   The assets and liabilities resulting from variable annuity and variable life policies are segregated in separate accounts. Separate account assets, which are carried at fair value, consist principally of investments in mutual funds. Investment income and changes in asset values are allocated to the policyholders, and therefore, do not affect the operating results of the Company. The Company provides administrative services and bears the mortality risk related to these contracts. As of December 31, 1996 and 1995, Keyport also classified as separate account assets $73.8 million and $72.5 million, respectively, of its investments in certain mutual funds sponsored by affiliates of the Company.

   Policy Liabilities

   Policy liabilities consist of deposits received plus credited interest, less accumulated policyholder charges, assessments, and withdrawals related to deferred annuities and single premium whole life policies. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

   Income Taxes

   Keyport Life Insurance Company, Keyport Advisory Services Corporation, and Keyport Financial Services Corp. are included in the consolidated federal income tax return filed by Liberty Mutual. Income taxes have been provided using the liability method in accordance with SFAS No. 109, "Accounting for Income Taxes," and are calculated as if the companies filed their own income tax returns. Independence Life is required under tax law to file its own federal income tax return.

   Cash Equivalents

   Short-term investments having an original maturity of three months or less are classified as cash equivalents.

   Recent Accounting Pronouncement

   In June 1996, the Financial Accounting Standards Board issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("SFAS 125"). The relevant provisions of SFAS 125 relating to securities lending, dollar rolls, and other similar secured transactions become effective after December 31, 1997. It is not expected that the adoption of SFAS 125 will have a material effect on the Company's consolidated financial position or results of operations.

   2.  Acquisitions

   On August 9, 1996, Keyport entered into a 100 percent coinsurance agreement for a $954.0 million block of single premium deferred annuities issued by Fidelity & Guaranty Life Insurance Company ("F&G Life"). Under this transaction, the investment risk of the annuity policies was transferred to Keyport. However, F&G Life will continue to administer the policies and will remain contractually liable for the performance of all policy obligations. This transaction increased investments by $923.1 million and value of insurance in force by $30.9 million.

   3.  Investments

   Fixed Maturities

   As of December 31, 1996 and 1995, the Company did not hold any investments in fixed maturities that were classified as held to maturity or trading securities. The amortized cost, gross unrealized gains and losses and fair value of fixed maturity securities are as follows (in thousands):

                                         Gross         Gross
                          Amortized    Unrealized   Unrealized     Fair
                            Cost         Gains        Losses      Value
December 31, 1996

U.S. Treasury securities  $    35,308  $     130   $      (87)  $    35,351
Mortgage backed securities
   of U.S. government
   corporations and
   agencies                 1,666,094     41,401       (8,569)    1,698,926
Obligations of states
   and political
   subdivisions                23,895        382          (49)       24,228
Debt securities issued
   by foreign governments     246,339     11,718         (554)      257,503
Corporate securities        4,093,473    153,422      (12,298)    4,234,597
Other mortgage backed
   securities               2,413,020     47,596      (23,970)    2,436,646
Asset backed
   securities               1,736,012     15,531       (6,440)    1,745,103
Senior secured loans          286,290        -            -         286,290

  Total fixed maturities  $10,500,431  $ 270,180   $  (51,967)  $10,718,644

                                         Gross         Gross
                          Amortized    Unrealized   Unrealized     Fair
                            Cost         Gains        Losses      Value
December 31, 1995

U.S. Treasury securities   $  360,157   $   9,020  $    (209)   $   368,968
Mortgage backed securities
   of U.S. government
   corporations and
   agencies                 1,585,538      58,795     (5,250)     1,639,083
Obligations of states
   and political
   subdivisions                26,688       1,324        -           28,012
Debt securities issued
   by foreign governments      57,446       4,258        -           61,704
Corporate securities        3,479,584     224,332     (7,309)     3,696,607
Other mortgage backed
   securities               1,951,480      66,530    (71,754)     1,946,256
Asset backed securities     1,543,891      29,823     (1,446)     1,572,268
Senior secured loans          223,050         -          -          223,050
  Total fixed maturities   $9,227,834   $ 394,082  $ (85,968)   $ 9,535,948

   At  December  31,  1996,  gross unrealized gains on  equity  securities, interest rate cap agreements and investments in separate accounts aggregated $29.9 million, and gross unrealized losses aggregated $5.3 million, respectively. At December 31, 1995, gross unrealized gains on equity securities, interest rate cap agreements and investments in separate accounts aggregated $16.9 million, and gross unrealized losses aggregated $9.3 million, respectively.

   Contractual Maturities

   The amortized cost and fair value of fixed maturities by contractual maturity as of December 31, 1996 are as follows (in thousands):

                                         Amortized         Fair
                                           Cost           Value
December 31, 1996

Due in one year or less                  $   487,373    $   489,136
Due after one year through five years      1,522,400      1,559,816
Due after five years through ten years     2,013,432      2,084,939
Due after ten years                          662,100        704,078
                                           4,685,305      4,837,969
Mortgage and asset backed securities       5,815,126      5,880,675
                                         $10,500,431    $10,718,644

   Actual maturities will differ in some cases from those shown above because borrowers may have the right to call or prepay obligations.

Net Investment Income

Net investment income is summarized as follows (in thousands):

                                               Year Ended December 31
                                               1996        1995      1994

Fixed maturities                            $ 737,372  $ 681,998  $635,947
Mortgage loans and other invested assets       11,422     12,881    15,416
Policy loans                                   30,188     28,485    26,295
Equity securities                               4,494      4,807     2,132
Cash and cash equivalents                      36,138     41,643    20,727
    Gross investment income                   819,614    769,814   700,517

Investment expenses                           (12,708)   (10,837)  (10,118)
Amortization of options and interest
    rate caps                                 (16,541)    (3,047)     (824)

     Net investment income                  $ 790,365  $ 755,930  $689,575

There were no non-income producing fixed maturity investments as of December 31, 1996 or 1995.

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) are summarized as follows (in thousands):

                                            1996        1995         1994

Year Ended December 31

Fixed maturities held to maturity:
   Gross gains                           $     -    $    1,306   $    3,493
   Gross losses                                -           (64)       (755)

Fixed maturities available for sale:
   Gross gains                             24,304        8,156       26,043
   Gross losses                           (17,814)     (15,982)    (26,831)

Equity securities                             916        1,279        (845)
Interest rate swaps                             -         (860)        (28)
Other                                        (208)         (13)       (809)
Impairment write-downs                          -            -     (11,514)
Gross realized investment gains (losses)    7,198       (6,178)    (11,246)

Amortization adjustments  of  deferred
    policy acquisition costs and value of
    insurance inforce                      (1,689)       2,220       3,026

Net realized investment gains (losses)    $ 5,509     $ (3,958)   $ (8,220)

   Proceeds from sales of fixed maturities available for sale were $1.7 billion, $565.4 million and $927.8 million, for the years ended December 31, 1996, 1995, and 1994, respectively. The sale of fixed maturities held to maturity during 1995 and 1994 relate to certain securities, with amortized cost of $15.0 million and $10.6 million, respectively, which were sold specifically due to a decline in the issuers' credit quality.

   Deferred tax liabilities for the Company's unrealized holding gains and losses, net of adjustments to deferred policy acquisition costs and value of insurance inforce were $39.5 million and $46.2 million at December 31, 1996 and 1995, respectively.

   No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1996.

   At December 31, 1996, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

   At December 31, 1996, $987.0 million of fixed maturities were below investment grade.

   4.  Off Balance Sheet Financial Instruments

   The Company's primary objective in acquiring off balance sheet financial instruments is the management of interest rate risk. Interest rate risk results from a mismatch in the timing and amount of invested asset and policyholder liability cash flows. The Company seeks to manage this risk through various asset/liability management strategies such as the setting of renewal rates and by investment portfolio actions designed to address the interest rate sensitivity of asset cash flows in relation to liability cash flows. Portfolio actions used to manage interest rate risk primarily include managing the effective duration of portfolio securities and utilizing interest rate swaps and caps. Outstanding off balance sheet financial instruments, shown in notional amounts along with their carrying value and fair values, are as follows (in thousands):

                                            Assets (Liabilities)
                                      Carrying     Fair    Carrying    Fair
                    Notional Amounts    Value      Value     Value    Value

December 31         1996       1995      1996      1996      1995     1995
Interest rate
 cap agreements $  450,000 $  450,000 $  6,192 $  1,363  $  8,755 $  1,461
Indexed call
 options               -          -    109,561  109,561     7,785    7,785
Interest rate
 swaps           2,275,000  1,975,000   (8,753)  (8,753)  (64,124) (64,124)

   The interest rate cap agreements, which expire in 1997 through 2000, entitle the Company to receive payments from the counterparties on specified future dates, contingent on future interest rates. For each cap, the amount of such payment, if any, is determined by the excess of a market interest rate over a specified cap rate times the notional amount. The premium paid for the interest rate caps is included in other invested assets and is being amortized over the terms of the agreements and is included in net investment income. Interest rate contracts relating to investments designated as available for sale are adjusted to fair value with the resulting unrealized gains and losses included in stockholder's equity. Fair values for these contracts are based on current settlement values. The current settlement values are based on quoted market prices and brokerage quotes, which utilize pricing models or formulas using current assumptions.

   The Company uses indexed call options for purposes of hedging its equity-indexed products. The call options hedge the interest credited on these 1 and 5 year term products, which is based on the changes in the Standard & Poor's 500 Composite Stock Price Index ("S&P Index"). Premiums paid on the call options are amortized to interest expense over the terms of the underlying equity-indexed products using the straight line method. Gains and losses, if any, resulting from the early termination of the call option are deferred and amortized to interest credited over the remaining term of the underlying equity-indexed products.

   At December 31, 1996 the Company had approximately $73.1 million of unamortized premium in call option contracts. The call options' maturities range from 1997 to 2001. The Company carries its S&P Index call options at market value.

   Deferred losses of $7.9 million and $10.6 million as of December 31, 1996 and 1995, respectively, resulting from terminated interest rate swap agreements are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

   The Company is exposed to potential credit loss in the event of nonperformance by counterparties on interest rate cap agreements and interest rate swaps. Nonperformance is not anticipated and, therefore, no collateral is held or pledged. The credit risk associated with these agreements is minimized by purchasing such agreements from investment-grade counterparties.

   5.  Income Taxes

   Income tax expense is summarized as follows (in thousands):

Year Ended December 31              1996        1995         1994

Current                          $52,369       $37,746      $18,118
Deferred                          (5,147)          585       13,933
                                 $47,222       $38,331      $32,051

   A reconciliation of income tax expense with expected federal income tax expense computed at the applicable federal income tax rate of 35% is as follows (in thousands):

Year Ended December 31               1996            1995         1994

Expected income tax expense      $ 48,246        $ 37,779       $ 33,347
Increase (decrease) in income
taxes resulting from:
    Nontaxable investment income   (1,216)         (1,737)        (2,099)
    Amortization of goodwill          396             396            396
    Other, net                       (204)          1,893            407
Income tax expense               $ 47,222        $ 38,331       $ 32,051

   The components of deferred federal income taxes are as follows (in thousands):

December 31                                       1996           1995

Deferred tax assets:
    Policy liabilities                          $171,327       $140,971
    Guaranty fund expense                          6,260          7,679
    Deferred gain on interest rate swaps           --               312
    Net operating loss carryforwards               2,667          3,041
    Other                                          3,915          1,039
    Total deferred tax assets                    184,169        153,042

Deferred tax liabilities:
    Deferred policy acquisition costs            (63,076)       (44,468)
    Value of insurance in force and
      intangible assets                          (20,539)        (7,152)
    Excess of book over tax basis of
      investments                               (118,403)      (127,991)
    Separate account asset                        (4,557)        (2,539)
    Deferred loss on interest rate swaps          (2,765)        (3,715)
    Other                                           (576)          --
       Total deferred tax liabilities           (209,916)      (185,865)
           Net deferred tax liability      $     (25,747)    $  (32,823)

   As of December 31, 1996, the Company had approximately $7.6 million of purchased net operating loss carryforwards (relating to the acquisition of Independence Life). Utilization of these net operating loss carryforwards, which expire through 2006, is limited to use against future profits. The Company believes that it is more likely than not that it will realize the benefit of its deferred tax assets.

   Income taxes paid were $46.9 million, $44.7 million and $28.8 million in 1996, 1995 and 1994, respectively.

   6.  Retirement Plans

   Keyport employees and certain employees of Liberty Financial are eligible to participate in the Liberty Financial Companies, Inc. Pension Plan (the "Plan"). It is the Company's practice to fund amounts for the Plan sufficient to meet the minimum requirements of the Employee Retirement Income Security Act of 1974. Additional amounts are contributed from time to time when deemed appropriate by the Company. Under the Plan, all employees are vested after five years of service. Benefits are based on years of service, the employee's average pay for the highest five consecutive years during the last ten years of employment, and the employee's estimated social security retirement benefit. Plan assets consist principally of investments in certain mutual funds sponsored by an affiliated company.

   The Company also has an unfunded non-qualified Supplemental Pension Plan ("Supplemental Plan") collectively with the Plan, (the "Plans"), to replace benefits lost due to limits imposed on Plan benefits under the Internal Revenue Code.

   The following table sets forth the Plans' funded status. Substantially all the Plans' assets are invested in mutual funds sponsored by the Company.

December 31
(Dollars in thousands)                          1996           1995

Actuarial present value of benefit
  obligations:
    Vested benefit obligations                 $ 7,172       $  6,082
    Accumulated benefit obligation             $ 7,963       $  6,915

Projected benefit obligation                   $10,559       $  9,185
Plan assets at fair value                       (6,399)        (5,703)
Projected benefit obligation in excess of
  the Plans' assets                              4,160          3,482
Unrecognized net actuarial loss                 (1,496)        (1,740)
Prior service cost not yet recognized in
net periodic pension cost                         (183)          (206)

Accrued pension cost                           $ 2,481       $   1,536

   The assumptions used to develop the actuarial present value of the projected benefit obligation and the expected long-term rate of return on plan assets are as follows:


Year Ended December 31                      1996         1995        1994

Pension cost includes the following
  components:
Service cost benefits earned during the
  period                                   $  717      $  541      $   532
Interest cost on projected benefit
  obligation                                  725         603          534
Actual return on Plan assets                 (732)       (999)          63
Net amortization and deferred amounts         357         600         (338)
Total net periodic pension cost            $1,067      $  745      $   791

Discount rate                                7.50%       7.25%        8.25%
Rate of increase in compensation level       5.25%       5.25%        5.25%
Expected long-term rate of return on
  assets                                     8.50%       8.50%        8.50%

   The Company provides various other funded and unfunded defined contribution plans, which include savings and investment plans and supplemental savings plans. For each of the years ended December 31, 1996, 1995 and 1994, expenses related to these defined contribution plans totaled (in thousands) $589.7, $595.0 and $533.5, respectively.

   7. Fair Value of Financial Instruments

   The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company, and accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

   The following methods and assumptions were used by the Company in determining fair values of financial instruments:

        Fixed maturities and equity securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturities not actively traded, the fair values are determined using values from independent pricing services, or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the securities. The fair values for equity securities are based on quoted market prices.

        Mortgage   loans:  The  fair  value  of  mortgage  loans   are
     determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        Policy loans: The carrying value of policy loans approximates fair value.

        Other invested assets, cash: The carrying value for assets classified as other invested assets and cash in the accompanying balance sheets approximates their fair value.

        Policy liabilities: Deferred annuity contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

   The   fair  values  and  carrying  values  of  the  Company's  financial instruments are as follows (in thousands):

December 31                        1996                      1995

                            Carrying     Fair         Carrying      Fair
                            Value        Value        Value         Value
Assets:
  Fixed maturity
    securities          $10,718,644  $10,718,644  $ 9,535,948   $ 9,535,948
   Equity securities         35,863       35,863       25,214        25,214
   Mortgage loans            67,005       73,424       74,505        79,697
   Policy loans             532,793      532,793      498,326       498,326
   Other invested assets    183,622      183,622       10,748        10,748
   Cash and cash
    equivalents             767,385      767,385      777,384       777,384

Liabilities:
  Policy liabilities     11,637,528   11,127,352   10,084,392     9,650,113


   8. Quarterly Financial Data, in thousands (unaudited)

Quarter Ended 1996       March 31     June 30    September 30   December 31

Investment income       $ 187,728     $ 188,334   $ 200,253      $ 214,050
Interest credited to
  policyholders          (138,109)     (136,161)   (146,071)      (152,378)
Investment spread          49,619        52,173      54,182         61,672
Net realized investment
  gains (losses)            2,052        (2,487)        755          5,189
Fee income                  7,769         8,006       9,015          8,744
Pretax income              30,340        29,650      34,575         43,281
Net income                 19,688        19,943      22,289         28,704

Quarter Ended 1995        March 31     June 30    September 30   December 31

Investment income       $ 183,784     $ 189,496   $ 189,652      $ 192,998
Interest credited to
  policyholders          (130,919)     (139,226)   (143,317)      (142,263)
Investment spread          52,865        50,270      46,335         50,735
Net realized investment
  gains (losses)           (5,652)         (719)      1,430            983
Fee income                  7,308         7,919       7,217          7,323
Pretax income              23,348        29,452      28,395         26,746
Net income                 15,370        18,675      18,251         17,314

   9.  Statutory Information

   Keyport is domiciled in Rhode Island and prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Department of Business Regulation of the State of Rhode Island. Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves and policy liabilities are based on different assumptions, and income tax expense reflects only taxes paid or currently payable. Keyport's statutory surplus and net income are as follows (in thousands):

Year Ended December 31             1996           1995         1994

Statutory surplus             $  567,735     $  535,179     $  546,440
Statutory net income              40,237         38,264         23,385

   10.  Transactions with Affiliated Companies

   The Company reimbursed Liberty Financial and certain affiliates for expenses incurred on its behalf for the years ended December 31, 1996, 1995 and 1994. These reimbursements included corporate, general, and administrative expenses, corporate overhead, such as executive and legal support, and investment management services. The total amounts reimbursed were $7.8 million, $7.6 million and $7.3 million for the years ended
December 31, 1996, 1995 and 1994 , respectively. In addition, certain affiliated companies distribute the Company's products and were paid $6.4 million, $7.6 million and $15.3 million by the Company for the years ended December 31, 1996, 1995, and 1994, respectively.

   Keyport has mortgage notes in the original principal amount of $100.0 million on properties owned by certain indirect subsidiaries of Liberty Mutual. The notes were purchased for their face value. Liberty Mutual has agreed to provide credit support to the obligors under these notes with respect to certain payments of principal and interest thereon. As of December 31, 1996 and 1995, the amounts outstanding were $39.5 million.

      Dividend payments to Liberty Financial from the Company are governed by insurance laws which restrict the maximum amount of dividends that may be paid without prior approval of the Department of Business Regulation of the State of Rhode Island. As of December 31, 1996, the maximum amount of dividends (based on statutory surplus and statutory net gains from operations) which may be paid by Keyport was approximately $42.5 million.

   11. Commitments and Contingencies

   Leases: The Company leases data processing equipment, furniture and certain office facilities from others under operating leases expiring in various years through 2001. Rental expense (in thousands) amounted to $3,213, $3,221 and $3,011 for the years ended December 31, 1996, 1995 and
1994, respectively. For each of the next five years, and in the aggregate, as of December 31, 1996, the following are the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year (in thousands):


       Year         Payments

       1997       $    2,641
       1998            2,992
       1999            2,815
       2000            2,731
       2001            2,715
                  $   13,894

   Legal Matters: The Company is involved at various times in litigation common to its business. In the opinion of management, provisions made for potential losses are adequate and the resolution of any such litigation is not expected to have a material adverse effect on the Company's financial condition or its results of operations.

   Regulatory Matters: Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years. In 1996, 1995 and 1994, Keyport was assessed $10.0 million, $8.1 million, and $7.7 million, respectively. During 1996, 1995 and 1994, Keyport recorded $1.0 million, $2.0 million, and $7.2 million respectively, of provisions for state guaranty fund association expense. At December 31, 1996 and 1995, the reserve for such assessments was $12.9 million and $21.9 million, respectively.

                     THIS PAGE INTENTIONALLY LEFT BLANK

                       Report of Independent Auditors



To the Board of Directors of Keyport Life Insurance Company and Contract Owners of KMA Variable Account



We have audited the accompanying statement of assets and liabilities of Keyport Life Insurance Company - KMA Variable Account as of December 31, 1996, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of Keyport Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Life Insurance Company - KMA Variable Account at December 31, 1996 and the results of its operations and changes in net assets for the year then ended, in conformity with generally accepted accounting principles.





March 14, 1997                                    /s/Ernst & Young LLP
Boston, Massachusetts

                        Independent Auditors' Report


The Contract Owners of
Keyport Life Insurance Company's
KMA Variable Account


We have audited the accompanying statement of operations and changes in net assets of the sub-accounts comprising Keyport Life Insurance company's KMA Variable Account for the year, or other periods as applicable, ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express and opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of the sub-accounts comprising Keyport Life Insurance Company's KMA Variable Account for the year, or other periods as applicable, ended December 31, 1995, in conformity with generally accepted accounting principles.



/s/KPMG Peat Marwick LLP
KPMG Peat Marwick LLP
Boston, Massachusetts
April 5, 1996

            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
                     Statement of Assets and Liabilities
                              December 31, 1996

Assets
Investments at market value:
  Keystone Custodian Funds
   Keystone Liquid Trust - 492,750 shares (cost $492,750)      $    492,750
   Quality Bond Fund (B-1) - 3,004 shares (cost $43,183)             45,541
   Diversified Bond Fund (B-2) - 1,728 shares (cost $27,191)         26,323
   High Income Bond Fund (B-4) - 4,202 shares (cost $27,465)         17,857
   Growth and Income Fund (S-1) - 9,411 shares (cost $168,108)      236,865
   Mid-Cap Growth Fund (S-3) - 16,189 shares (cost $112,889)        140,683
   Small Company Growth Fund (S-4) - 66,597 shares (cost $478,703)  560,748

  SteinRoe Variable Investment Trust
   Cash Income Fund - 50,833,625 shares (cost $50,833,625)       50,833,625
   Capital Appreciation Fund - 8,340,265 shares
     (cost $133,500,186)                                        172,893,689
   Managed Assets Fund - 15,500,674 shares (cost $198,554,659)  252,350,972
   Mortgage Securities Income Fund - 5,201,696 shares (cost
     $53,242,228)                                                51,184,690
   Managed Growth Stock Fund - 4,067,018 shares
     (cost $73,960,354)                                         116,357,395

  Keyport Variable Investment Trust
   Colonial-Keyport Growth and Income Fund - 6,448,944
     shares (cost $71,016,886)                                   90,027,259
   Colonial-Keyport Utilities Fund - 4,265,765 shares (cost
     $43,112,194)                                                45,643,692
'  Colonial-Keyport International Fund for Growth -
     13,148,115 shares (cost $26,000,917)                        25,638,825
   Colonial-Keyport Strategic Income Fund - 4,644,736 shares
     (cost $51,228,243)                                          51,231,445
   Colonial-Keyport U.S. Stock Fund  - 4,229,347 shares
     (cost $49,312,625)                                          60,141,317
   Newport-Keyport Tiger Fund - 13,442,178 shares (cost
       $29,901,460)                                              33,874,286

                     Total assets                              $951,697,962

Net Assets
     Variable annuity contracts (Note 5)                       $845,379,306
     Annuity reserves (Note 2)                                   40,842,923
     Due to Keyport Life Insurance Company (Note 2)               1,661,524
     Retained by Keyport Life Insurance Company (Note 2)         63,814,209
                     Total net assets                          $951,697,962



                           See accompanying notes.



            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
              Statement of Operations and Changes in Net Assets
              For the Periods ended December 31, 1996 and 1995


                          Keystone                   Quality Bond
                        Liquid Trust                  Fund (B-1)
                      1996           1995           1996           1995

Income
  Dividends         $ 25,070       $ 28,479       $  2,111       $  5,091
Expenses (Note 3)
   Mortality and
    expense risk and
    administrative
    charges            6,705          7,042            495            883
Net investment income
    (expense)         18,365         21,437          1,616          4,208
Realized gain (loss)     -              -              (16)         2,607
Unrealized appreciation
   (depreciation) during
    the period           -              -           (1,596)         5,123
Net increase (decrease)
    in net assets from
    operations       18,365         21,437              4         11,938

Purchase payments from
    contract owners   1,846          2,794          1,238          4,446
Transfers between
    accounts            256         51,705             40            123
Contract terminations
    and annuity
    payouts        (134,958)       (65,458)        (1,461)       (61,318)
Other transfers (to)
    from Keyport Life
    Insurance Company  (276)        12,257             76             -
Net increase (decrease)
    in net assets
    from contract
    transactions   (133,132)         1,298           (107)       (56,749)
Net assets at
    beginning
    of period       607,517        584,782         45,644         90,455
Net assets at
    end of period  $492,750       $607,517       $ 45,541       $ 45,644








            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
              Statement of Operations and Changes in Net Assets
              For the Periods ended December 31, 1996 and 1995


                            Diversified Bond              High Income Bond
                                  Fund (B-2)                    Fund (B-4)
                           1996           1995           1996           1995

Income
  Dividends              $  1,251       $  1,265       $  2,586       $  4,788
Expenses (Note 3)
   Mortality and
    expense risk and
    administrative
    charges                   236            173            397            555
Net investment income
    (expense)               1,015          1,092          2,189          4,233
Realized gain (loss)          -              -          (17,408)             3
Unrealized appreciation
   (depreciation) during
    the period                 32            915         16,932           (513)
Net increase (decrease)
    in net assets from
    operations                983          2,007          1,713          3,723

Purchase payments from
    contract owners         5,192          4,807            306            444
Transfers between
    accounts                  371             11            151             (1)
Contract terminations
    and annuity
    payouts                   -              -          (32,116)           -
Other transfers (to)
    from Keyport Life
    Insurance Company          43            -               33            -
Net increase (decrease)
    in net assets
    from contract
    transactions            5,606          4,818        (31,626)           443
Net assets at
    beginning
    of period              19,734         12,909         47,770         43,604
Net assets at
    end of period        $ 26,323       $ 19,734       $ 17,857       $ 47,770









            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
              Statement of Operations and Changes in Net Assets
              For the Periods ended December 31, 1996 and 1995


                           Growth and Income               Mid-Cap Growth
                               Fund (S-1)                    Fund (S-3)
                           1996           1995           1996          1995

Income
  Dividends              $  1,246       $ 26,879       $   -          $ 46,976
Expenses (Note 3)
   Mortality and
    expense risk and
    administrative
    charges                 2,460          2,277          1,968          2,562
Net investment income
    (expense)              (1,214)        24,602         (1,968)        44,414
Realized gain (loss)          384          8,363          4,031         11,363
Unrealized appreciation
   (depreciation)
    during
    the period             12,728         19,439         (9,022)         8,332
Net increase (decrease)
    in net assets
    from
    operations             11,898         52,404         (6,959)        64,109

Purchase payments from
    contract owners         4,847          4,661          5,509          8,982
Transfers between
    accounts               27,357          7,664          -            (44,697)
Contract terminations
    and annuity
    payouts                (9,074)       (55,086)       (24,672)       (89,787)
Other transfers (to)
    from Keyport Life
    Insurance Company         387            -              282            -
Net increase (decrease)
    in net assets
    from contract
    transactions           23,517        (42,761)       (18,881)      (125,502)
Net assets at
    beginning
    of period             201,450        191,807        166,523        227,916
Net assets at
    end of period        $236,865       $201,450       $140,683       $166,523







            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
              Statement of Operations and Changes in Net Assets
              For the Periods ended December 31, 1996 and 1995


                          Small Company Growth              Cash Income
                                Fund (S-4)                      Fund
                            1996           1995          1996          1995

Income
  Dividends              $  60,556      $  62,494      $2,448,190    $2,835,190
Expenses (Note 3)
   Mortality and
    expense risk and
    administrative
    charges                 6,382          6,673          660,490       667,110
Net investment income
    (expense)              54,174         55,821        1,787,700     2,168,080
Realized gain (loss)       (1,058)        20,262            -              -
Unrealized appreciation
   (depreciation)
    during
    the period            (56,065)        98,073            -              -
Net increase (decrease)
    in net assets
    from
    operations             (2,949)       174,156        1,787,700     2,168,080

Purchase payments from
    contract owners        16,974          8,396        2,435,745     2,622,342
Transfers between
    accounts                 -           (46,276)       6,170,662    (1,168,571)
Contract terminations
    and annuity
    payouts               (16,158)       (99,703)      (9,139,703)  (13,524,359)
Other transfers (to)
    from Keyport Life
    Insurance Company         923            -             95,702       (11,671)
Net increase (decrease)
    in net assets
    from contract
    transactions            1,739       (137,583)        (437,594)  (12,082,259)
Net assets at
    beginning
    of period             561,958        525,385       49,483,519    59,397,698
Net assets at
    end of period        $560,748       $561,958      $50,833,625   $49,483,519







            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
              Statement of Operations and Changes in Net Assets
              For the Periods ended December 31, 1996 and 1995



                           Capital Appreciation           Managed Assets
                                  Fund                            Fund
                            1996          1995         1996           1995
Income
  Dividends             $  -         $  1,119,833    $  -          $18,232,566
Expenses (Note 3)
   Mortality and
    expense risk and
    administrative
    charges               2,197,895     1,811,814      3,561,706     2,707,560
Net investment income
    (expense)            (2,197,895)     (691,981)    (3,561,706)   15,525,006
Realized gain (loss)      1,297,668       444,883      1,893,171     1,699,944
Unrealized
    appreciation
    (depreciation)
     during
     the period          34,299,880    12,421,795     33,208,577    21,102,576
Net increase
    (decrease)
    in net assets
    from
    operations           33,399,653    12,174,697     31,540,042    38,327,526

Purchase payments
    from contract
    owners               12,519,068    12,359,075     14,675,759     9,601,078
Transfers between
    accounts              8,336,612    (3,848,840)    (2,221,448)   45,077,131
Contract
    terminations
    and annuity
    payouts             (12,583,612)  (13,006,701)   (24,869,936)  (18,567,356)
Other transfers
    (to) from Keyport
    Life Insurance
    Company                 379,541         -            573,596         -
Net increase (decrease)
    in net assets
    from contract
    transactions          8,651,609    (4,496,466)   (11,842,029)   36,110,853
Net assets at
    beginning
    of period           130,842,427   123,164,196    232,652,959   158,214,580
Net assets at
    end of perod       $172,893,689  $130,842,427   $252,350,972  $232,652,959


            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
              Statement of Operations and Changes in Net Assets
              For the Periods ended December 31, 1996 and 1995



                      Mortgage Securities Income      Managed Growth Stock
                               Fund                         Fund
                         1996           1995        1996          1995
Income
  Dividends         $  3,838,053   $  3,084,525   $  -        $ 5,090,894
Expenses (Note 3)
   Mortality and
    expense risk and
    administrative
    charges              796,797        748,107     1,543,206   1,183,227
Net investment income
    (expense)          3,041,256      2,336,418    (1,543,206)  3,907,667
Realized gain (loss)    (636,162)       208,764       225,415     754,285
Unrealized
    appreciation
    (depreciation)
     during
     the period         (904,485)     3,958,635    19,969,963  19,501,353
Net increase
    (decrease) in
    net assets from
    operations         1,500,609      6,503,817    18,652,172  24,163,305

Purchase payments
    from contract
    owners             1,653,710      2,132,895     9,412,798   6,486,389
Transfers between
    accounts          (3,646,194)     5,988,023     2,537,031   5,423,688
Contract terminations
    and annuity
    payouts           (5,538,470)    (5,095,184)   (8,857,274) (7,536,917)
Other transfers (to)
    from Keyport
    Life Insurance
    Company          (16,963,899)    17,149,572       281,741         -
Net increase
    (decrease)
    in net assets
    from contract
    transactions     (24,494,853)    20,175,306     3,374,296   4,373,160
Net assets at
    beginning
    of period         74,178,934     47,499,811    94,330,927  65,794,462
Net assets at
    end of period    $51,184,690    $74,178,934  $116,357,395 $94,330,927



            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
              Statement of Operations and Changes in Net Assets
              For the Periods ended December 31, 1996 and 1995



                        Strategic Managed Assets          Managed Income
                                  Fund                        Fund
                         1996         1995         1996              1995
Income
  Dividends             $  -       $  6,888,371   $  -           $  1,913,930
Expenses (Note 3)
   Mortality and
    expense risk and
    administrative
    charges                -            596,912      -                359,114
Net investment income
    (expense)              -          6,291,459      -              1,554,816
Realized gain (loss)        -        (1,881,972)     -             (1,684,383)
Unrealized
    appreciation
    (depreciation)
     during
     the period            -          3,760,239      -              4,815,684
Net increase
    (decrease)
    in net assets
    from operations        -          8,169,726      -              4,686,117

Purchase payments
    from contract
    owners                 -            623,379      -                117,683
Transfers between
    accounts               -        (60,806,436)     -            (37,247,795)
Contract terminations
    and annuity
    payouts                -         (4,025,653)     -             (3,674,434)
Other transfers (to)
    from Keyport
    Life Insurance
    Company                -            -            -             (4,355,032)
Net increase (decrease)
    in net assets
    from contract
    transactions           -        (64,208,710)     -            (45,159,578)
Net assets at
    beginning
    of period              -         56,038,984      -             40,473,461
Net assets at
    end of period          -            -            -                -




            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
              Statement of Operations and Changes in Net Assets
              For the Periods ended December 31, 1996 and 1995



                        Colonial-Keyport                   Colonial-Keyport
                      Growth and Income Fund                Utilities Fund
                         1996           1995           1996            1995
Income
  Dividends           $ 5,437,898     $ 1,623,990    $ 2,000,039    $ 2,061,056
Expenses (Note 3)
   Mortality and
    expense risk and
    administrative
    charges               855,588         581,425        687,683        627,774
Net investment income
    (expense)           4,582,310       1,042,565      1,312,356      1,433,282
Realized gain (loss)       (6,263)         53,942        510,333        179,659
Unrealized
    appreciation
    (depreciation)
     during
     the period         7,675,038       8,431,489        264,846     10,472,204
Net increase
    (decrease) in
    net assets from
    operations         12,251,085       9,527,996      2,087,535     12,085,145

Purchase payments
    from contract
    owners             10,442,376       7,708,398      2,036,482      3,561,384
Transfers between
    accounts            3,787,007       3,549,431     (4,045,355)     1,260,097
Contract
    terminations
    and annuity
    payouts            (5,233,156)     (3,526,945)    (3,684,733)    (3,994,781)
Other transfers (to)
    from Keyport
    Life Insurance
    Company               150,271       4,710,224        105,587         -
Net increase
    (decrease)in net
    assets from
    contract
    transactions        9,146,498      12,441,108     (5,588,019)       826,700
Net assets at
    beginning
    of period          68,629,676      46,660,572     49,144,176     36,232,331
Net assets at end
    of period          90,027,259      68,629,676     45,643,692     49,144,176


            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
              Statement of Operations and Changes in Net Assets
              For the Periods ended December 31, 1996 and 1995


                                                             Colonial-Keyport
                         Colonial-Keyport                     International
                        U.S. Government Fund                   Fund for Growth
                         1996         1995              1996             1995
Income
  Dividends             $   -      $    406,224      $  1,484,698   $   122,192
Expenses (Note 3)
  Mortality and
    expense risk
    and administrative
    charges                 -           112,397           201,486       151,837
Net investment income
    (expense)               -           293,827         1,283,212       (29,645)
Realized gain (loss)        -          (487,572)           11,779       (23,625)
Unrealized
    appreciation
    (depreciation)
     during
     the period             -         1,180,567          (325,559)      632,521
Net increase
    (decrease) in
    net assets from
    operations              -           986,822           969,432       579,251

Purchase payments
    from contract
    owners                  -           328,844         3,326,931     4,477,512
Transfers between
    accounts                -       (12,956,156)          763,093      (364,008)
Contract terminations
    and annuity
    payouts                 -        (1,050,768)       (1,589,143)   (1,567,181)
Other transfers (to)
    from Keyport
    Life Insurance
    Company                 -       (15,024,888)           33,715       550,000
Net increase
    (decrease)in net
    assets from
    contract
    transactions            -       (28,702,968)        2,507,596     3,096,323
Net assets at
    beginning
    of period               -        27,716,146        22,161,797    18,486,223
Net assets at
    end of period    $   -         $     -            $25,638,825   $22,161,797



            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
              Statement of Operations and Changes in Net Assets
              For the Periods ended December 31, 1996 and 1995



                           Colonial-Keyport                  Colonial-Keyport
                         Strategic Income Fund                U.S. Stock Fund
                           1996           1995           1996         1995
Income
  Dividends             $  4,370,545   $  2,361,382    $  3,390,848  $2,095,010
Expenses (Note 3)
   Mortality and
    expense risk
    and administrative
    charges                  681,792        236,072         542,968     252,806
Net investment income
    (expense)              3,688,753      2,125,310       2,847,880   1,842,204
Realized gain (loss)          13,958         25,084         110,359      26,657
Unrealized
    appreciation
    (depreciation)
     during
     the period               72,275         21,898       6,776,444   1,706,939
Net increase
    (decrease)
    in net
    assets from
    operations             3,774,986      2,172,292       9,734,683   3,575,800

Purchase payments
    from contract
    owners                 5,784,837      6,346,799       9,452,774  11,127,729
Transfers between
    accounts                (582,012)    36,913,338       2,924,266  12,112,957
Contract terminations
    and annuity
    payouts               (4,363,821)    (2,157,749)     (4,733,235) (2,592,867)
Other transfers (to)
    from Keyport
    Life Insurance
    Company                  113,160    (10,109,673)         98,174   3,100,340
Net increase
    (decrease)in net
    assets from
    contract
    transactions             952,164     30,992,715       7,741,979  23,748,159
Net assets at
    beginning
    of period             46,504,295     13,339,288      42,664,655  15,340,696
Net assets at
    end of period       $ 51,231,445   $ 46,504,295    $ 60,141,317 $42,664,655


            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT
              Statement of Operations and Changes in Net Assets
              For the Periods ended December 31, 1996 and 1995



                         Newport-Keyport
                           Tiger Fund*                  Total          Total
                            1996         1995           1996           1995
Income
  Dividends             $    365,072   $     63,385   $ 23,428,163  $48,074,520
Expenses (Note 3)
   Mortality and
    expense risk
    and administrative
    charges                  233,843         30,834     11,982,097   10,087,154
Net investment income
    (expense)                131,229         32,551     11,446,066   37,987,366
Realized gain (loss)          (8,804)       (10,024)     3,397,387     (651,760)
Unrealized
    appreciation
    (depreciation)
     during the period     2,226,191        295,754    103,226,115   88,433,023
Net increase
    (decrease)
    in net assets from
    operations             2,348,616        318,281    118,069,568  125,768,629

Purchase payments
    from contract
    owners                 8,195,980      3,514,580     79,972,372   71,042,617
Transfers between
    accounts               6,028,623      3,875,764     20,053,460   (2,222,848)
Contract terminations
    and annuity
    payouts               (1,719,303)      (285,983)   (82,530,825) (80,978,230)
Other transfers (to)
    from Keyport
    Life Insurance
    Company                   46,847     11,550,881    (15,084,097)   7,572,010
Net increase
    (decrease)in net
    assets from
    contract
    transactions          12,552,147     18,655,242      2,410,910   (4,586,451)
Net assets at
    beginning
    of period             18,973,523       -           831,217,484  710,035,306
Net assets at
    end of period       $ 33,874,286   $ 18,973,523   $951,697,962 $831,217,484

                   *Commencement of operations - May 1, 1995


            KEYPORT LIFE INSURANCE COMPANY - KMA VARIABLE ACCOUNT

                        Notes to Financial Statements
                              December 31, 1996


1.  Organization

KMA Variable Account (the "Variable Account") is a separate investment account established by Keyport Life Insurance Company (the "Company") to receive and invest premium payments under flexible purchase payment deferred and immediate variable annuity contracts issued by the Company. The Variable Account operates as a Unit Investment Trust under the Investment Company Act of 1940 and invests in eligible mutual funds.

With the exception of K-100 contractholders, there are currently two funding vehicles available to the Variable Account, the SteinRoe Variable Investment Trust ("SRVIT") and the Keyport Variable Investment Trust ("KVIT"). A third trust, Keystone Custodian Funds, is only available to existing K-100 contractholders. This contract series was issued prior to May 1, 1986. There are currently eleven available subaccounts within the Variable Account to which contract funds may be allocated. The Newport-Keyport Tiger Fund was made available to contractholders on May 1, 1995.

On October 13, 1995, the Securities and Exchange Commission approved the substitution of shares from the Strategic Managed Assets Fund, the Managed Income Fund, and the Colonial-Keyport U.S. Government Fund to shares in the Managed Assets Fund, the Colonial-Keyport Strategic Income Fund, and the Mortgage Securities Income Fund, respectively. On December 6, 1996, the fund name Colonial-Keyport U.S. Fund for Growth was changed to Colonial-Keyport U.S. Stock Fund.

On May 1, 1995, the following fund names were changed:

From                                    To
Keystone Custodian Fund, Series B-1     Quality Bond Fund (B-1)
Keystone Custodian Fund, Series B-2     Diversified Bond Fund (B-2)
Keystone Custodian Fund, Series B-4     High Income Bond Fund (B-4)
Keystone Custodian Fund, Series S-1     Growth and Income Fund (S-1)
Keystone Custodian Fund, Series S-3     Mid-Cap Growth Fund (S-3)
Keystone Custodian Fund, Series S-4     Small Company Growth Fund (S-4)

2.  Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account.

Shares of the SRVIT and KVIT are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

Amounts due to Keyport Life Insurance Company represent mortality and expense risk charges earned by the Company in 1996 but not transferred to the Company until January 1997.

The net assets retained by the Company represent seed money shares invested in certain sub-accounts required to commence operations. The seed money is stated at market value (shares multiplied by net asset value per share).

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company anticipates no tax liability resulting from the operations of the Variable Account. Therefore, no provision for income taxes has been charged against the Variable Account.

3.  Expenses

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk. The effective annual rates are:

Prior contract series Flex I: effective annual rate of 1.25% of contract value.

Prior contract series Flex II: effective annual rate of 1.35% of contract value.

Prior contract series K100: effective annual rate of 1.00% of contract value.

Contract series Preferred Advisor: effective annual rate of 1.25% of contract value. A daily sales charge is also deducted at an effective annual rate of 0.15% of contract value.

Contract series Preferred Advisor Employee: effective annual rate of 0.35% of contract value.

4.  Affiliated Company Transactions

Administrative services necessary for the operation of the Variable Account are provided by the Company. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. SteinRoe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Keyport Advisory Services Corporation, a wholly-owned subsidiary of the Company, is the investment advisor to the KVIT. Colonial Management Associates, Inc., an affiliate of the Company, is the investment sub-advisor to the KVIT. Keyport Financial Services Corporation, a wholly-owned subsidiary of the Company, is the principal underwriter for SRVIT and KVIT. The investment advisors' compensation is derived from the mutual funds.

5.  Unit Values

A summary of the accumulation unit values at December 31, 1996 and 1995 and the accumulation units and dollar value outstanding at December 31, 1996 are as follows:

                         1995           1996
                         UNIT           UNIT           1996        1996
                         VALUE          VALUE          UNITS     DOLLARS
Keystone Liquid Trust
  K100 Qualified      $ 23.121660  $23.930015     18,449.9258  $    441,507
  K100 Non-Qualified    22.835022   23.633250      1,107.3805        26,171

Quality Bond Fund (B-1)
  K100 Qualified        36.552435   36.562403        998.5941        36,511

Diversified Bond Fund (B-2)
  K100 Qualified        35.378201   36.980138        708.3262        26,194

High Income Bond Fund (B-4)
  K100 Qualified        30.568654   33.468248        481.3816        16,111
  K100 Non-Qualified    31.321421   31.778113               -             -

Growth and Income Fund (S-1)
  K100 Qualified        43.375544   50.863891      4,173.7664       212,294

Mid-Cap Growth Fund (S-3)
  K100 Qualified        44.970109   46.815302      2,663.7017       124,702
  K100 Non-Qualified    50.799485   52.728207          0.5879            31


Small Company Growth Fund (S-4)
  K100 Qualified        42.685132   41.893273     10,122.9856       424,085
  K100 Non-Qualified    48.516956   47.617105      2,850.5513       135,735

Cash Income Fund
  K100                  22.563269   23.456562    885,248.1877    20,764,879
  Flex I                16.107692   16.704172    177,787.1420     2,969,787
  Flex II               15.809845   16.379016     12,242.4937       200,520
  Preferred Advisor     12.833328   13.288493  1,937,918.9198    25,752,022
  Dollar Cost Averaging 12.062820   12.666995     15,286.1038       193,629
  Employee              10.975629   11.484715         23.2483           267

Capital Appreciation Fund
  K100                  62.754578   78.867463    270,715.7957    21,350,668
  Flex I                30.953346   38.805202    270,844.0224    10,510,157
  Flex II               31.595455   39.570863     24,772.9750       980,288
  Preferred Advisor     23.356516   29.237169  4,567,202.5222   133,532,072
  Employee              13.898002   17.580533     18,304.9058       321,810

Managed Assets Fund
  K100                  30.393516   34.791356    266,198.4201     9,261,404
  Flex I                30.445015   34.764525    595,783.4315    20,712,128
  Flex II               29.276014   33.396484     30,977.7820     1,034,549
  Preferred Advisor     18.649799   21.263714  9,759,570.6940   207,524,720
  Employee              12.284776   14.154200      7,310.7629       103,478

Mortgage Securities Income Fund
  K100                  16.740391   17.352353     42,933.7739       745,002
  Flex I                17.853370   18.460439    164,782.9177     3,041,965
  Flex II               17.782813   18.369227     15,995.8282       293,831
  Preferred Advisor     16.098763   16.621076  2,760,649.4309    45,884,964

Managed Growth Stock Fund
  K100                  56.112683   67.373508     66,920.0422     4,508,638
  Flex I                24.377573   29.197651    231,419.1988     6,756,897
  Flex II               22.336918   26.726946      5,077.0485       135,694
  Preferred Advisor     22.779503   27.242475  3,719,102.7247   101,317,563
  Employee              14.002023   16.921822     13,583.0527       229,850

Colonial-Keyport Growth and Income Fund
  K100                  13.096753   15.273930     16,325.9227       249,361
  Flex I                13.184205   15.338063     68,918.3504     1,057,074
  Preferred Advisor     13.099465   15.216529  3,940,483.9303    59,960,488
  Employee              13.354147   15.675839     10,122.6480       158,681

Colonial-Keyport Utilities Fund
  K100                  11.576591   12.209059     13,769.7754       168,116
  Flex I                11.507703   12.106506     20,126.2858       243,659
  Preferred Advisor     11.514290   12.095187  3,519,865.5465    42,573,432
  Employee              11.680586   12.399240               -             -

Colonial-Keyport Strategic Income Fund
  K100                  11.304782   12.280504    446,353.7490     5,481,449
  Flex I                11.632780   12.605710    392,215.5912     4,944,156
  Flex II               11.233998   12.161493     26,307.0496       319,933
  Preferred Advisor     11.684000   12.642128  3,036,542.9776    38,388,365
  Employee              11.783226   12.883876      1,255.2123        16,172

Colonial-Keyport International Fund for Growth
  K100                   9.841542   10.237727     21,566.3106       220,790
  Flex I                 9.747047   10.114467     38,348.1403       387,871
  Flex II                9.787562   10.146418        536.9383         5,448
  Preferred Advisor      9.723230   10.074536  1,243,679.0141    12,529,489
  Employee              10.146906   10.624367      4,420.4045        46,964

Colonial-Keyport U.S. Stock Fund
  K100                  12.722369   15.346006     28,127.9702       431,652
  Flex I                12.871427   15.487598     57,589.2401       891,919
  Flex II               12.065252   14.503145        688.5403         9,986
  Preferred Advisor     13.263322   15.935084  2,382,491.0493    37,965,195
  Employee              13.523864   16.419346      8,304.5939       136,356

Newport-Keyport Tiger Fund
  K100                  10.437921   11.495550     15,622.5670       179,590
  Flex I                10.241649   11.251612     23,324.4801       262,438
  Flex II               10.000000   10.371251      1,762.2754        18,277
  Preferred Advisor     11.445356   12.555053  1,509,793.8655    18,955,542
  Employee              11.524093   12.774711     16,186.6675       206,780

                                              42,746,937.7215  $845,379,306

6. Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during the year ended December 31,1996 are shown below:

                                                  Purchases      Sales

Keystone Liquid Trust                             $     22,037   $    136,804
Quality Bond Fund (B-1)                                  3,359          1,850
Diversified Bond Fund (B-2)                              6,779            158
High Income Bond Fund (B-4)                              2,984         32,421
Growth and Income Fund (S-1)                            33,132         10,829
Mid-Cap Growth Fund (S-3)                                5,194         26,043
Small Company Growth Fund (S-4)                         71,950         16,037
Cash Income Fund                                    36,512,569     35,162,463
Capital Appreciation Fund                           26,947,299     20,493,585
Managed Assets Fund                                  8,654,874     24,058,609
Mortgage Securities Income Fund                      5,306,895     26,760,492
Managed Growth Stock Fund                           11,091,465      9,260,375
Colonial-Keyport Growth and Income Fund             17,992,416      4,263,608
Colonial-Keyport Utilities Fund                      5,041,611      9,317,274
Colonial-Keyport International Fund for Growth       5,515,503      1,724,695
Colonial-Keyport Strategic Income Fund              15,450,418     10,809,501
Colonial-Keyport U.S. Stock Fund                    16,183,754      5,593,895
Newport-Keyport Tiger Fund                          16,496,227      3,812,851

                                                  $165,338,466   $151,481,490

7. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Keyport Life Insurance Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

                                     PART C

Item 24. Financial Statements and Exhibits

   (a)  Financial Statements:
        Included in Part B:
        Keyport Life Insurance Company
          Consolidated Balance Sheets - December 31, 1996 and 1995 Consolidated Income Statements for the years ended December 31,
            1996, 1995 and 1994
          Consolidated Statements of Stockholder's Equity for the years ended
            December 31, 1996, 1995 and 1994
          Consolidated Statements of Cash Flows for the years ended December
            31, 1996, 1995 and 1994
          Notes to Consolidated Financial Statements
        KMA Variable Account:
          Statements of Assets and Liabilities - December 31, 1996 and 1995 Statements of Operations and Changes in Net Equity for the periods ended December 31, 1996 and 1995
          Notes to Financial Statements

   (b)  Exhibits:

                (1) Resolution of the Board of Directors is incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 (File No. 2-66388).

                (2) Incorporated by reference to Post-Effective Amendment No.
            8 to Form S-6 (File No. 2-66388).

                 (3) Principal Underwriter Agreement is incorporated by reference to Post-Effective Amendment 26 to Form N-4 (File No. 2-66388). Specimen agreement between Principal Underwriter and dealer is incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 (File No. 2-66388).

                (4) Contract FLEX(4) is incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 (File No. 266388). Endorsement END.A(52) for FLEX(4) is incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 (File No. 2-
            66388). Contract FLEX(4)V with Endorsement END.A(52) is incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 (File No. 2-66388). Contract FLEX(4)/WA is incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 (File No. 2-66388). Endorsement END.A(90) for Contracts issued July 1, 1993 to July 4, 1994 and Endorsement END.A(89), a replacement for END.A(52), for Contracts issued on or after July 5, 1994 are incorporated by reference to Post-Effective Amendment No. 32 to Form N-4 (File No. 2-66388).

                 (5) Application Form FLEX-APP(REV)3 is incorporated by reference to Post-Effective Amendment No. 31 to Form N-4 (File No. 2-66388).

                (6)  Articles of Incorporation are incorporated by  reference to Registrant's Form N-8B-2 (File No. 811-2290). Amendment to the Articles of Incorporation and the By-Laws incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 (File No. 2-66388).

        (7) Not applicable.

                (8) Participation Agreement is incorporated by reference to Post-Effective Amendment No. 24 to Form N-4 (File No. 2-66388).

                (9) Opinion and Consent of Counsel is incorporated by reference to Post-Effective Amendment No. 36 to Form N-4 (File No. 2-66388).

                 (10)      Consents  of  independent  auditors  are   Exhibit
            24(b)(10).

        (11)    Not applicable.

        (12)    Not applicable.

                (13) Schedule for computations of performance quotations is incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 (File No. 2-66388). Contract maintenance charge formulas for Total Return Calculation for Sub-Accounts other than CIF Sub-Account are incorporated by reference to Post-Effective Amendment #33 to Form N-4 (File No. 2-66388).


               (14)    Powers of Attorney are Exhibit 24(b)(14).

        (27) Financial Data Schedule is incorporated by reference to Post-Effective Amendment No. 36 to Form N-4 (File No. 2-66388).


Item 25. Directors and Officers of the Depositor.

Name and Principal                      Positions and Offices
Business Address*                       with Depositor

Kenneth R. Leibler, President           Chairman of the Board
Liberty Financial Companies Inc.
One Financial Center, 24th Floor
600 Atlantic Avenue
Boston, MA  02110

Frederick R. Ballou                     Director
B. A. Ballou & Company, Inc.
800 Waterman Avenue
East Providence, RI 02914

Frederick Lippitt                       Director
The Providence Plan
740 Hospital Trust Building
15 Westminster Street
Providence, Rhode Island 02903

Robert C. Nyman                         Director
Nyman Manufacturing Company
275 Ferris Avenue
E. Providence, RI 02910-1001


John W. Rosensteel                      President, Chief
                                        Executive Officer
                                        and Director

Paul H. LeFevre, Jr.                    Executive  Vice President

John E. Arant, III                      Senior    Vice
                                        President  - Distribution and  Client
                                        Services

Bernard R. Beckerlegge                  Senior Vice President and
                                        General Counsel

Stephen  B.  Bonner                     Senior  Vice  President  -  Income
                                        Markets

Bernhard  M.  Koch                      Senior Vice  President  and  Chief
                                        Financial Officer

Stewart R. Morrison                     Senior    Vice
                                        President and Chief
                                        Investment Officer

Francis E. Reinhart                     Senior    Vice
                                        President and Chief
                                        Information Officer

William L. Dixon                        Vice  President
                                        and Assistant Secretary

James P. Greaton                        Vice President and
                                        Corporate Actuary

Jacob M. Herschler                      Vice President

Kenneth M. Hughes                       Vice President

James J. Klopper                        Vice  President
                                        and Secretary

Leslie J. Laputz                        Vice President

Jeffrey J. Lobo                         Vice President - Risk
                                        Management

Suzanne E. Lyons                        Vice President -
                                        Human Resources

Deborah A. Re                           Vice President

Mark R. Tully                           Vice President

Jeffery J. Whitehead                    Vice  President
                                        and Treasurer

Peter E. Berkeley                       Assistant Vice President

John G. Bonvouloir                      Assistant  Vice
                                        President & Assistant
                                        Treasurer

Judith A. Brookins                      Assistant  Vice
                                        President

Clifford O. Calderwood                  Assistant     Vice
                                        President

Paul R. Coady                           Assistant
                                        Vice President

Alan R. Downey                          Assistant
                                        Vice President

Jeremy C. Jaffe                         Assistant Vice President

Kenneth M. LeClair                      Assistant Vice President

Gregory L. Lapsley                      Assistant  Vice
                                        President

Edward P. Mangini                       Assistant Vice President

Scott E. Morin                          Assistant
                                        Vice President and Controller

Michael J. Mulkern                      Assistant Vice President

Sean O'Brien                            Assistant Vice President

Robert J. Scheinerman                   Assistant Vice President

Edward M. Shea                          Assistant Vice President

Teresa M. Shumila                       Assistant  Vice
                                        President

Daniel T. Smyth                         Assistant Vice President

Donald A. Truman                        Assistant Vice President

Ellen L. Wike                           Assistant
                                        Vice President

Daniel Yin                              Assistant Vice President


Frederick Lippitt                       Assistant
                                        Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

    The Depositor controls the Registrant, Variable Account A, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

    The Depositor controls Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities, through 100% stock ownership. KFSC files separate financial statements.


    The Depositor controls Liberty Advisory Services Corp. (LASC)(formerly known as Keyport Advisory Services Corp.), a Massachusetts corporation functioning as an investment adviser, through 100% stock ownership. LASC files separate financial statements.


   The Depositor controls Independence Life and Annuity Company (Independence
Life), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

    The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective amendment No. 33 to Form N-4 (File No. 2-66388).

Item 27. Number of Contract Owners.


    At September 30, 1997, there were 11,693 Qualified Contract Owners and 12,417 Non-Qualified Contract Owners.


Item 28. Indemnification.

    Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

    Keyport Financial Services Corp. is also principal underwriter of the SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts.

The directors and officers are:

Name and Principal      Position and Offices
Business Address*       with Underwriter

John W. Rosensteel      Chairman of the Board and President

Francis E. Reinhart     Director and Vice President -
                        Administration

John E. Arant III       Director and Vice President - Sales
                        Officer

William L. Dixon        Vice President--Compliance Officer

Rogelio P. Japlit       Treasurer

James J. Klopper        Clerk

Donald A. Truman        Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

    Keyport  Life  Insurance Company, 125 High Street, Boston,  Massachusetts
02110.

Item 31. Management Services.

   Not applicable.

Item 32. Undertakings.

    Incorporated by reference to Post-Effective Amendments Nos. 19 and 23 to Form N-4 (File No. 2-66388).

Representation

      Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

                               THE SIGNATURES















































                               SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and State of Massachusetts, on this 14th day of November, 1997.


                                       KMA Variable Account
                                              Registrant)


                             BY:  Keyport Life Insurance Company
                                         (Depositor)


                             BY:  JOHN W. ROSENSTEEL*
                                   John W. Rosensteel, President & CEO

























* James J. Klopper has signed this document on the indicated date on behalf of Mr. Rosensteel pursuant to power of attorney duly executed by him and included as part of Exhibit 14.




      As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


KENNETH R. LEIBLER*                      JOHN W. ROSENSTEEL*
KENNETH R. LEIBLER                       JOHN W. ROSENSTEEL
Chairman of the Board                    President
                                         (Principal Executive Officer)


FREDERICK R. BALLOU*                     BERNHARD M. KOCH*
FREDERICK R. BALLOU                      BERNHARD M. KOCH
Director                                 Senior Vice President
                                     (Chief Financial Officer)


FREDERICK LIPPITT*
FREDERICK LIPPITT
Director


ROBERT C. NYMAN*
ROBERT C. NYMAN
Director


JOHN W. ROSENSTEEL*
JOHN W. ROSENSTEEL
Director


*BY:  /s/James J. Klopper        11/14/97
      James J. Klopper           Date
      Attorney-in-Fact


* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 14.









                                EXHIBIT INDEX

Item                                                                  Page


24(b)(10)   Consents of Independent Auditors.....................

24(b)(14)   Powers of Attorney...................................

                              EXHIBIT 24(b)(10)

                      CONSENTS OF INDEPENDENT AUDITORS

                        CONSENT OF INDEPENDENT AUDITORS



   We consent to the reference to our firm under the caption "Experts" in the Statement of Additional Information and to the use of our reports dated February 5, 1997, with respect to the consolidated financial statements of Keyport Life Insurance Company, and March 14, 1997, with respect to the financial statements of Keyport Life Insurance Company - KMA Variable Account, included in this Post-Effective Amendment No. 37 to the Registration Statement (Form N-4, No. 2-66388).


Boston, Massachusetts                        /s/Ernst & Young LLP
November 14, 1997

              CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS





The Board of Directors
Keyport Life Insurance Company:






We consent to the use of our report dated February 16, 1997 with respect to the financial statements of Keyport Life Insurance Company included herein and to the reference to our firm under the heading "Experts" in the Statement of Additional Information in Keyport Life Insurance company Form N-4 Post-effective Amendment #37 (Registration Nos. 2-66388 and 811-2990).


Our report dated February 16, 1996 contains an explanatory paragraph that refers to a change in accounting by the Company to adopt the provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities".




/s/KPMG Peat Marwick LLP
KPMG Peat Marwick LLP
Boston, Massachusetts
November 14, 1997

              CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS





The Contract Owners of
Keyport Life Insurance Company's
KMA Variable Account:






We consent to the use of our report dated April 5, 1996 with respect to the financial statements of Keyport Life Insurance Company's KMA Variable Account included herein and to the reference to our firm under the heading "Experts" in the Statement of Additional Information.





/s/KPMG Peat Marwick LLP
KPMG Peat Marwick LLP
Boston, Massachusetts
November 14, 1997

                              EXHIBIT 24(b)(14)

                             POWERS OF ATTORNEY

                   LIMITED POWER OF ATTORNEY




      I, Kenneth R. Leibler, a director and the Chairman of the Board of Keyport Life Insurance Company, a corporation duly organized under the laws of the State of Rhode Island, do hereby appoint John W. Rosensteel, Bernard
R. Beckerlegge and James J. Klopper, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director and the Chairman of the Board of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and regulations under the Acts.



Dated:  April 16, 1996


/s/ Kimberly Taylor            /s/ Kenneth R. Leibler
Signature of Witness               Signature of Mr. Leibler

                LIMITED POWER OF ATTORNEY




         I, John W. Rosensteel, a director and the President and Chief Executive Officer of Keyport Life Insurance Company, a corporation duly organized under the laws of the State of Rhode Island, do hereby appoint Bernard R. Beckerlegge and James J. Klopper, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director and the President and Chief Executive Officer of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and regulations under the Acts.



   Dated:  April 11, 1996


   /s/ William L. Dixon           /s/ John W. Rosensteel
   Signature of Witness           Signature of Mr. Rosensteel

                LIMITED POWER OF ATTORNEY




         I, F. Remington Ballou, a director of Keyport Life Insurance Company, a corporation duly organized under the laws of the State of Rhode Island, do hereby appoint John W. Rosensteel, Bernard R. Beckerlegge and James J. Klopper, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and regulations under the Acts.



   Dated:  April 11, 1996


   /s/ William L. Dixon          /s/ F. Remington Ballou
   Signature of Witness               Signature of Mr. Ballou

                LIMITED POWER OF ATTORNEY




         I, Robert C. Nyman, a director of Keyport Life Insurance Company, a corporation duly organized under the laws of the State of Rhode Island, do hereby appoint John W. Rosensteel, Bernard R. Beckerlegge and James J. Klopper, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and regulations under the Acts.



   Dated: April 11, 1996


   /s/ William L. Dixon     /s/ Robert C. Nyman
   Signature of Witness          Signature of Mr. Nyman

                LIMITED POWER OF ATTORNEY




         I, Frederick Lippitt, a director of Keyport Life Insurance Company, a corporation duly organized under the laws of the State of Rhode Island, do hereby appoint John W. Rosensteel, Bernard R. Beckerlegge and James J. Klopper, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and regulations under the Acts.



   Dated:   April 11, 1996


   /s/ William L. Dixon     /s/ Frederick Lippitt
   Signature of Witness          Signature of Mr. Lippitt

                LIMITED POWER OF ATTORNEY




         I, Bernhard M. Koch, a Senior Vice President and the Chief Financial Officer of Keyport Life Insurance Company, a corporation duly organized under the laws of the State of Rhode Island, do hereby appoint John W. Rosensteel, Bernard R. Beckerlegge, and James J. Klopper, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as Senior Vice President and the Chief Financial Officer of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those two Acts and regulations under the Acts.



   Dated: August 7, 1997


    /s/Elizabeth B. Love          /s/Bernhard M. Koch
   Signature of Witness          Signature of Mr. Koch